UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05309)

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 06/30/09

Date of reporting period:  03/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund

DESCRIPTION	PAR	VALUE s

Municipal Bonds - 95.0%
Revenue Bonds - 73.5%
Continuing Care Retirement Communities - 8.4%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ¸	$200	$241
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	220
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	71
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	750	674
5.000%, 08/20/2035	750	654
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	157	144
		2,004

Education - 5.5%
Anderson, Indiana, Economic Development, Anderson University Project
5.000%, 10/01/2032	425	271
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	148
5.000%, 05/15/2031	500	419
Glendale Industrial Development Authority, Midwestern University, Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 ¸	250	275
Pima County Industrial Development Authority, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	275	197
		1,310

Healthcare - 22.3%
Arizona Health Facilities Authority, Banner Health, Series A
5.000%, 01/01/2021	280	266
Arizona Health Facilities Authority, Banner Health, Series D
5.375%, 01/01/2032	150	136
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	258
Arizona Health Facilities Authority, John C. Lincoln Health Network, Pre-refunded 12/01/2012 @ 101
5.750%, 12/01/2032 ¸	150	172
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	141
Glendale Industrial Development Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	71
Halifax Florida Hospital, Medical Center, Series A
5.000%, 06/01/2038	375	258
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	400	309
Johnson City, Tennessee Health & Educational Facilities Board, Series A, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2025 ¸	100	114
Maricopa County Hospital, Sun Health Corporation, Pre-refunded 04/01/2024 @ 100
5.000%, 04/01/2025 ¸	200	217
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.375%, 07/01/2023	500	460
5.250%, 07/01/2032	100	81
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 ¸	1,000	1,119
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
5.250%, 09/01/2030	550	455
University Medical Center Corporation, Hospital Revenue
5.000%, 07/01/2016	250	238
5.000%, 07/01/2024	500	406
Yavapai County Industrial Development Authority, Yavapai Regional Medical Center, Series A (RAAI)
5.250%, 08/01/2021	375	311
6.000%, 08/01/2033	100	76
Yuma Industrial Development Authority, Yuma Regional Medical Center, Escrowed to Maturity (NATL)
5.500%, 08/01/2017 §	250	268
		5,356

Housing - 4.2%
Douglas Community Housing Corporation, Rancho La Perilla, Series A (GNMA)
5.900%, 07/20/2020	500	514
6.000%, 07/20/2025	475	482
		996

Lease Revenue - 4.1%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2032	200	159
Mohave County Industrial Development Authority, Correctional Facilities Contract, Mohave Prison Expansion Project
8.000%, 05/01/2025	250	258
Peoria Municipal Development Authority
5.000%, 07/01/2015	310	352
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project, Series A (ACA)
5.000%, 10/01/2016	250	220
		989

Miscellaneous - 3.4%
Arizona Student Loan Acquisition Authority, Series A-1 (AMT)
5.900%, 05/01/2024	100	97
Greater Arizona Development Authority, Infrastructure Revenue, Series B
5.250%, 08/01/2026	750	722
		819

Tax Revenue - 12.5%
Gilbert Public Facilities Municipal Property Corporation
5.500%, 07/01/2027	500	505
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1 (NATL)
4.500%, 08/01/2025	750	705
Marana Municipal Property Corporation, Series A
5.000%, 07/01/2028	250	246
Marana Tangerine Farms Road Improvement District
4.600%, 01/01/2026	241	168
Peoria Improvement District #0601
4.250%, 01/01/2022	465	428
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	246
Scottsdale Municipal Property Corporation, Excise Tax, Convertible CABs, Series C (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021 »	500	423
Yuma Improvement District #68
4.700%, 01/01/2021	365	289
		3,010

Utilities - 13.1%
Cottonwood Water Revenue (SGI)
5.000%, 07/01/2017	250	238
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility Revenue
5.000%, 04/01/2017	165	165
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2028	1,000	947
Salt River Project, Agricultural Improvement and Power District Electric System, Series A
5.000%, 01/01/2034	1,000	989
Salt Verde Financial Corporation, Gas Revenue
5.000%, 12/01/2037	550	322
Tucson Water, Series 1994-A (NATL)
6.250%, 07/01/2016	170	193
Yavapai County Industrial Development Authority, Waste Management Incorporated Project, Series A-1 (AMT)
4.900%, 03/01/2028	400	289
		3,143

Total Revenue Bonds		17,627

General Obligations - 16.3%
Centerra Community Facilities Distributors
5.500%, 07/15/2029	188	113
Chandler
4.375%, 07/01/2028	500	476
Chandler, Pre-refunded 07/01/2010 @ 101
5.800%, 07/01/2018 ¸	250	269
Greenlee County School District #18, Morenci School Improvement
5.000%, 07/01/2012	165	172
Phoenix, Pre-refunded 07/01/2010 @ 100
5.250%, 07/01/2019 ¸	350	370
5.375%, 07/01/2025 ¸	250	265
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
5.000%, 07/01/2027	1,000	980
Pinal County Unified School District #1, Florence School Improvement Project 2006, Series A (FGIC)
5.000%, 07/01/2027	1,000	980
Tucson
5.500%, 07/01/2018	250	296
Total General Obligations		3,921

Certificates of Participation - 5.2%
Arizona School Facilities Board
5.250%, 09/01/2023	500	499
Northern Arizona University, Research Projects (AMBAC)
5.000%, 09/01/2023	140	135
Pinal County
5.000%, 12/01/2014	400	417
Tucson (NATL)
5.500%, 07/01/2015	200	202
Total Certificates of Participation		1,253
Total Municipal Bonds
(Cost $24,687)		22,801
Short-Term Investment - 4.2%	SHARES
First American Tax Free Obligations Fund, Class Z ±
(Cost $1,018)	1,018,308	1,018
Total Investments Ө - 99.2%
(Cost $25,705)		23,819
Other Assets and Liabilities, Net - 0.8%		182
Total Net Assets - 100.0%		$24,001

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor for this fund.
Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $25,705. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$514
	Gross unrealized depreciation	(2,400)
	Net unrealized depreciation	$(1,886)

ACA -	ACA Financial Guaranty Corporation
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of March 31, 2009, the aggregate market value of securities subject to AMT was $386 which represents 1.6% of total net assets.
FGIC -	Financial Guaranty Insurance Corporation
GNMA -	Government National Mortgage Association
NATL -	National Public Finance Guarantee Corporation
RAAI -	Radian Asset Assurance Inc.
SGI -	Syncora Guarantee Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,018
Level 2 - Other significant observable inputs	22,801
Level 3 - Significant unobservable inputs	—
Total	$ 23,819

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 97.3%
Revenue Bonds - 69.2%
Continuing Care Retirement Communities - 1.8%
Association of Bay Area Governments Financial Authority, Lincoln Glen Manor Senior Citizens (CMI)
6.100%, 02/15/2025	$250	$250
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.375%, 01/01/2012	540	549
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	519
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	300	186
La Verne, Brethren Hillcrest Homes, Series B (ACA)
5.600%, 02/15/2033	500	294
		1,798
Economic Development - 1.0%
Port of Oakland, Series B (NATL)
5.000%, 11/01/2018	1,000	1,003

Education - 13.1%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A, Escrowed to Maturity
5.900%, 06/01/2010 §	200	212
California Educational Facilities Authority, Claremont Graduate University, Series A
4.750%, 03/01/2020	755	777
5.000%, 03/01/2020	240	238
5.000%, 03/01/2023	865	880
5.125%, 03/01/2028	500	491
California Educational Facilities Authority, Fresno Pacific University, Series A
6.750%, 03/01/2019	380	342
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	505	399
California Educational Facilities Authority, Lutheran University, Series C
4.750%, 10/01/2015	675	615
California Educational Facilities Authority, Pooled College & University, Series A, Escrowed to Maturity
5.550%, 06/01/2009 §	225	227
California Educational Facilities Authority, Pooled College & University, Series A, Pre-refunded 06/01/2010 @ 101
5.700%, 06/01/2011 ¸	250	267
5.750%, 06/01/2012 ¸	260	278
California Educational Facilities Authority, Series B, Escrowed to Maturity
6.000%, 06/01/2010 §	85	90
6.000%, 06/01/2010 §	410	436
California Educational Facilities Authority, Series B, Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 ¸	35	38
6.625%, 06/01/2020 ¸	180	194
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	1,000	991
5.000%, 08/01/2028	1,000	966
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	308
5.000%, 11/01/2030	1,000	817
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	398
4.500%, 01/01/2016	470	406
California Municipal Finance Authority, American Heritage Education Foundation Project, Series A
5.250%, 06/01/2026	400	281
California Municipal Finance Authority, Biola University
5.000%, 10/01/2018	1,000	868
5.625%, 10/01/2023	500	425
California Municipal Finance Authority, Loma Linda University
4.250%, 04/01/2018	300	288
4.375%, 04/01/2019	300	285
California State University, Series C (NATL)
5.000%, 11/01/2025	1,000	981
California Statewide Communities Development Authority, Viewpoint School (ACA)
4.125%, 10/01/2014	405	356
		12,854
Healthcare - 17.9%
Association of Bay Area Governments Financial Authority, Children's Hospital & Research, Series A
4.500%, 12/01/2019	425	385
4.750%, 12/01/2022	350	308
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	350	349
California Health Facilities Financing Authority, Catholic Healthcare West, Series G
5.500%, 07/01/2025	1,000	966
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	449
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	1,760	1,673
California Health Facilities Financing Authority, Scripps Health, Series A
5.000%, 10/01/2022	200	179
California Health Facilities Financing Authority, Sutter Health, Series A
5.000%, 08/15/2038	250	216
California Statewide Communities Development Authority, Adventist Health, Series A
5.000%, 03/01/2030	300	245
California Statewide Communities Development Authority, Catholic Healthcare West, Series C
5.625%, 07/01/2035	1,000	909
California Statewide Communities Development Authority, Daughters of Charity Health, Series A
5.250%, 07/01/2030	100	67
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	400	376
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	410	444
California Statewide Communities Development Authority, Enloe Medical Center, Series A (CMI)
5.250%, 08/15/2019	125	125
5.500%, 08/15/2023	500	484
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2020	500	483
5.000%, 10/01/2027	400	348
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial, Series B (AMBAC) (CMI)
5.200%, 10/01/2037	500	417
California Statewide Communities Development Authority, Jewish Home (CMI)
4.500%, 11/15/2019	560	521
5.000%, 11/15/2037	500	399
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	900	899
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	477
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.500%, 07/01/2027	1,100	1,053
California Statewide Communities Development Authority, St. Joseph, Series C (FGIC)
5.500%, 07/01/2027	500	479
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	1,000	895
8.250%, 12/01/2038	1,000	973
Marysville Hospital Revenue, Fremont Rideout Health, Series A (AMBAC)
5.000%, 01/01/2010	500	504
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/2009	650	662
Sierra View Health Care District
5.250%, 07/01/2024	1,000	823
5.300%, 07/01/2026	1,000	809
Turlock Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	1,000	664
		17,581
Housing - 3.0%
Aztec Shops, California Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,006
California Department of Veterans Affairs, Series C (AMT)
5.500%, 12/01/2019	180	180
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	5	5
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/2009 @ 100
5.200%, 12/01/2029	500	500
California Statewide Communities Development Authority, UCI East Campus
5.500%, 05/15/2026	410	333
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	884
		2,913
Lease Revenue - 8.1%
Apple Valley Public Financing Authority, Town Hall Annex Project, Series A (AMBAC)
4.500%, 09/01/2017	535	528
5.000%, 09/01/2027	500	461
California Public Works Board, California Community Colleges, Series A
4.875%, 12/01/2018	200	196
California Public Works Board, California Community Colleges, Series B
5.500%, 06/01/2019	1,035	1,041
California Public Works Board, Department of Corrections & Rehabilitation, Series F (FGIC) (NATL)
5.000%, 11/01/2016	1,500	1,524
California Public Works Board, Department of Health Services, Series A (NATL)
5.200%, 11/01/2012	500	510
California Public Works Board, Department of Mental Health, Coalinga, Series A
5.500%, 06/01/2016	540	555
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 »	1,900	1,604
Los Angeles Community Redevelopment Agency, Manchester Social Services Project (AMBAC)
5.000%, 09/01/2016	1,200	1,238
Yuba Levee Financing Authority, Series A (AGTY)
5.000%, 09/01/2038	250	229
		7,886
Miscellaneous - 3.9%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	1,000	997
Golden West Schools Financing Authority, Series A (NATL)
5.700%, 02/01/2013	720	781
5.750%, 02/01/2014	770	837
5.800%, 08/01/2022	320	337
5.800%, 08/01/2023	345	360
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (NATL)
3.586%, 02/01/2012 	535	484
		3,796
Recreational Facility Authority - 1.4%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	220	225
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 ¸	1,000	1,159
		1,384
Tax Revenue - 8.9%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1 (AMBAC)
4.000%, 08/01/2018	1,000	880
Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area, Series A (AGTY)
4.125%, 11/01/2017	205	191
Grass Valley Redevelopment Agency, Tax Allocation
6.400%, 12/01/2034	400	354
Los Angeles County Community Facilities District #3, Special Tax, Improvement Area B, Series A (AMBAC)
5.250%, 09/01/2018	715	722
Los Angeles Special Assessment, Landscaping & Lighting, District #96-1
5.625%, 03/01/2019	200	208
Murrieta Community Facilities, Special Tax, District #2, The Oaks Improvement Area, Series A
5.750%, 09/01/2020	375	320
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.500%, 10/01/2016	260	255
4.875%, 10/01/2030	500	421
Palm Desert Financing Authority, Tax Allocation, Project Area #4, Series A (NATL)
4.750%, 10/01/2013	500	514
5.000%, 10/01/2029	1,000	841
Poway Unified School District, Special Tax, Community Facilities District #6, 4S Ranch
5.000%, 09/01/2023	650	540
Rancho Cucamonga Redevelopment Agency, Tax Allocation, Series A (NATL)
4.125%, 09/01/2018	310	276
5.000%, 09/01/2034	500	400
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	850	789
San Francisco City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	279
4.100%, 08/01/2014	325	289
4.250%, 08/01/2016	250	211
4.375%, 08/01/2018	380	306
Sand City Redevelopment Agency, Tax Allocation, Series A (AGTY)
4.000%, 11/01/2019	315	309
Soledad Redevelopment Agency, Tax Allocation, Series A (SGI)
4.500%, 12/01/2016	205	188
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	105
4.500%, 10/01/2016	125	105
4.600%, 10/01/2018	280	222
		8,725
Transportation - 1.1%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
5.639%, 10/01/2014 	1,000	736
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (IBC) (NATL)
5.500%, 07/01/2015	100	99
San Francisco City & County Airports Commission, SFO Fuel, Series A (AMT) (FSA)
5.625%, 01/01/2012	250	253
		1,088
Utilities - 9.0%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC) (NATL)
5.000%, 11/01/2020	1,025	1,018
5.000%, 11/01/2023	1,040	1,005
California Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	525	523
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series A-2 (AMT)
5.400%, 04/01/2025	500	417
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT)
5.000%, 07/01/2027	500	381
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series A, Mandatory Put 04/01/2013 @ 100 (SGI)
4.100%, 04/01/2028	500	496
California Statewide Communities Development Authority, Water Revenue, Series B (FSA)
4.250%, 10/01/2017	250	261
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101 (NATL)
5.200%, 11/01/2011 ¸	405	420
Compton Sewer (IBC) (NATL)
5.375%, 09/01/2023	1,150	1,175
Imperial, Wastewater Treatment Facility (FGIC) (NATL)
5.000%, 10/15/2020	1,000	919
Norco, Financing Authority, Enterprise Revenue (FSA)
5.625%, 10/01/2034	1,000	987
Richmond Wastewater, Pre-refunded 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011 ¸	500	518
Signal Hill, Water Revenue (NATL)
4.375%, 11/01/2018	345	352
Whittier Utility Authority, Water Revenue, Series A (NATL)
4.400%, 06/01/2017	305	293
4.500%, 06/01/2018	65	62
		8,827
Total Revenue Bonds		67,855

General Obligations - 22.9%
Baldwin Park Unified School District, Election of 2002, Zero Coupon Bond (AMBAC)
5.543%, 08/01/2020 	1,000	538
California
5.000%, 02/01/2017	1,000	1,025
5.000%, 02/01/2024	500	479
5.125%, 04/01/2024	500	485
5.625%, 04/01/2026	600	601
Central Unified School District, Election of 2008, Series A (AGTY)
5.625%, 08/01/2033	500	502
College of the Sequoias, Visalia Area Improvement District #2, Election of 2008, Series A (AGTY)
5.250%, 08/01/2029	1,000	980
Corona-Norco Unified School District, Election of 2006, Series B (AGTY)
5.375%, 02/01/2034	500	489
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	350	364
Foothill-De Anza Community College District
6.000%, 08/01/2011	300	321
Grant Joint Union High School District, Election of 2006, Zero Coupon Bond (FSA)
6.131%, 08/01/2026 	300	105
Hemet Unified School District, Election of 2006, Series B (AGTY)
5.000%, 08/01/2030	600	573
Jefferson Union High School District, San Mateo County, Series A (NATL)
6.250%, 02/01/2014	300	332
6.250%, 08/01/2020	460	506
Los Angeles Unified School District, Election of 2002, Series B (AMBAC)
4.500%, 07/01/2025	1,375	1,274
Los Angeles Unified School District, Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,000	1,100
Los Angeles Unified School District, Series D
5.000%, 01/01/2034	100	94
Lucia Mar Unified School District (FGIC) (NATL)
5.250%, 08/01/2022	100	103
Oakland, Series A (NATL)
5.000%, 01/15/2026	435	433
Palm Springs Unified School District, Election of 2004, Series B (FSA)
4.750%, 08/01/2035	105	94
Pomona Unified School District, Series A (NATL)
6.150%, 08/01/2015	500	561
5.950%, 02/01/2017	855	940
Poway Unified School District, Election of 2008, District 2007-1-A, Zero Coupon Bond
6.300%, 08/01/2029 	5,000	1,417
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	189
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,086
Redondo Beach Unified School District, Election of 2008, Series A
4.250%, 08/01/2021	545	534
Roseville Joint Union High School District, Election of 2004, Series B (FGIC) (NATL)
5.000%, 08/01/2018	550	597
Roseville Joint Union High School District, Series E
5.200%, 08/01/2020	600	619
San Bernardino Community College District, Election of 2002, Series A
6.500%, 08/01/2027	1,265	1,404
San Mateo Unified High School District, Election of 2000, Series B, Zero Coupon Bond (FGIC) (NATL)
4.603%, 09/01/2017 	1,000	682
Santa Ana Unified School District, Election of 2008, Series A
5.250%, 08/01/2028	1,000	1,008
Santa Barbara Community College District, Election of 2008, Series A
5.250%, 08/01/2027	1,000	1,008
West Covina Unified School District, Series A (NATL)
5.350%, 02/01/2020	770	790
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2024	1,100	1,190
Total General Obligations		22,423

Certificates of Participation - 5.2%
Escondido, Series A (FGIC) (NATL)
5.625%, 09/01/2020	140	147
Kern County Board of Education, Series A (NATL)
5.200%, 05/01/2012	325	329
Los Angeles, Sonnenblick del Rio, West Los Angeles (AMBAC)
5.375%, 11/01/2010	210	216
6.000%, 11/01/2019	330	350
Oakdale Irrigation District, Water Facilities Project
5.500%, 08/01/2034	805	778
Pasadena, Series C
4.500%, 02/01/2026	200	183
Poway (AMBAC)
4.500%, 08/01/2016	585	584
Ramona Unified School District, Convertible CABs (FGIC) (NATL)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032 »	500	382
Roseville Water Utility (NATL)
4.750%, 12/01/2023	250	249
Rowland Water District, Recycled Water Project
5.750%, 12/01/2024	565	588
5.750%, 12/01/2025	480	496
6.250%, 12/01/2039	500	513
Travis Unified School District (FGIC) (NATL)
4.500%, 09/01/2016	300	283
Total Certificates of Participation		5,098
Total Municipal Bonds
(Cost $99,856)		95,376

Short-Term Investments - 2.1%	SHARES
Money Market Fund - 2.0%
First American Tax Free Obligations Fund, Class Z ±	1,962,059	1,962
Variable Rate Demand Note ❖ - 0.1%
California Educational Facilities Authority, San Francisco Conservatory (LOC: Wells Fargo Bank)	PAR
0.320%, 03/01/2025	$100	100
Total Short-Term Investments
(Cost $2,062)		2,062

Total Investments Ө - 99.4%
(Cost $101,918)		97,438
Other Assets and Liabilities, Net - 0.6%		634
Total Net Assets - 100.0%		$98,072

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund's board of directors.
	Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations
	obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not
	readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.
	Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of
	March 31, 2009, the fund held no fair valued securities.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2009.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $101,918.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$1,247
	Gross unrealized depreciation	(5,727)
	Net unrealized depreciation	$(4,480)

	ACA - ACA Financial Guaranty Corporation
	AGTY - Assured Guaranty
	AMBAC - American Municipal Bond Assurance Corporation
	AMT - Alternative Minimum Tax. As of March 31, 2009, the aggregate
	market value of securities subject to the AMT was $2,648, which
	represents 2.7% of total net assets.
	CMI - California Mortgage Insurance Program
	FGIC - Financial Guaranty Insurance Corporation
	FNMA - Federal National Mortgage Association
	FSA - Financial Security Assurance
	GNMA - Government National Mortgage Association
	IBC - International Bank of Commerce
	LOC - Letter of Credit
	NATL - National Public Finance Guarantee Corporation
	RAAI - Radian Asset Assurance Inc.
	SGI - Syncora Guarantee Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it  may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,962
Level 2 - Other significant observable inputs	95,476
Level 3 - Significant unobservable inputs	—
Total	$ 97,438

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Colorado Tax Free Fund

DESCRIPTION	PAR	VALUE s

Municipal Bonds - 97.8%
Revenue Bonds - 72.5%
Continuing Care Retirement Communities - 2.0%
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	$250	$242
5.750%, 01/01/2026	100	76
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	404
5.250%, 12/01/2025	200	138
Colorado Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	350	264
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	225	124
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	71
		1,319
Education - 15.1%
Adams State College, Auxiliary Facilities Improvement, Series A (STAID)
5.500%, 05/15/2034	440	444
Anderson, Indiana, Economic Development, Anderson University Project
5.000%, 10/01/2032	350	224
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project, Series A (SMO)
4.625%, 12/15/2028	330	273
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.750%, 12/01/2014	220	199
4.750%, 12/01/2015	230	203
4.850%, 12/01/2025	250	179
Colorado Educational & Cultural Facilities Authority, Ave Marie School Project, Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 ¸	200	214
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project, Series A, Escrowed to Maturity
6.250%, 09/15/2011 §	175	186
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	1,000	775
Colorado Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation (CIFG) (STAID)
5.000%, 08/01/2027	250	244
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
5.000%, 06/15/2018	240	246
5.000%, 06/15/2019	255	257
5.000%, 06/15/2020	265	263
5.250%, 06/15/2029	500	452
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School, Escrowed to Maturity
6.375%, 12/01/2011 §	650	699
Colorado Educational & Cultural Facilities Authority, Core Knowledge Charter School Project, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 ¸	440	454
Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	225
4.500%, 04/01/2019	240	235
5.000%, 04/01/2037	750	643
Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
4.500%, 11/01/2015	690	615
Colorado School Mines Enterprise, Series A (STAID)
5.000%, 12/01/2029	475	469
Fort Lewis College Board, Trustees Enterprise Revenue, Series A (FGIC) (NATL)
4.375%, 10/01/2020	100	97
Fort Lewis College Board, Trustees Enterprise Revenue, Series B-1 (FGIC) (NATL)
4.250%, 10/01/2019	525	511
4.375%, 10/01/2020	725	706
University of Colorado Enterprise System Revenue, University of Colorado Regents (NATL)
5.000%, 06/01/2032	500	495
University of Colorado Enterprise System, Series A
5.750%, 06/01/2028	335	356
5.375%, 06/01/2032	500	511
		10,175
Healthcare - 17.7%
Aspen Valley Hospital District
4.375%, 10/15/2014	560	506
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	332
Colorado Health Facilities Authority, Adventist Health, Series E
5.000%, 11/15/2012	475	490
Colorado Health Facilities Authority, Catholic Health Initiatives, Series D
5.125%, 10/01/2017	500	519
6.250%, 10/01/2033	500	512
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2016	350	334
6.900%, 12/01/2025	195	190
Colorado Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 ¸	305	341
Colorado Health Facilities Authority, Evangelical Lutheran, Series A
5.250%, 06/01/2034	230	172
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.000%, 07/01/2015	500	399
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	837
4.625%, 12/01/2024	325	231
Colorado Health Facilities Authority, National Jewish Medical & Research Center
5.375%, 01/01/2016	1,000	877
Colorado Health Facilities Authority, Parkview Medical Center Project, Series B
5.000%, 09/01/2018	500	483
5.000%, 09/01/2029	355	287
Colorado Health Facilities Authority, Parkview Medical Center Project, Escrowed to Maturity
5.600%, 09/01/2011 §	300	332
Colorado Health Facilities Authority, Portercare Adventist Health, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 ¸	600	686
Colorado Health Facilities Authority, Poudre Valley Health Care, Series F
5.000%, 03/01/2025	350	286
Colorado Health Facilities Authority, The Devereux Foundation (RAAI)
4.200%, 11/01/2013	80	75
Colorado Health Facilities Authority, Vail Valley Medical Center Project
5.750%, 01/15/2022	250	234
Colorado Health Facilities Authority, Valley View Hospital Association
5.500%, 05/15/2028	400	319
Colorado Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	165	163
5.000%, 05/15/2013	500	491
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	410	392
Colorado Health Facilities Authority, Series B (FSA)
5.250%, 03/01/2036	600	517
Colorado Springs Hospital (FSA)
5.250%, 12/15/2022	400	404
Delta County Memorial Hospital District Enterprise
5.350%, 09/01/2017	720	658
Denver Health & Hospital Authority, Healthcare, Series A
4.750%, 12/01/2027	250	176
Halifax Florida Hospital, Medical Center, Series A
5.000%, 06/01/2038	325	224
La Junta, Arkansas Valley Regional Medical Center Project
6.100%, 04/01/2024	100	88
Montrose Memorial Hospital
5.450%, 12/01/2014	315	301
6.375%, 12/01/2023	130	116
		11,972
Housing - 4.3%
Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
5.000%, 06/01/2022	810	755
5.500%, 06/01/2038	120	102
Colorado Housing & Finance Authority, Multifamily Project, Series B-4, Class I
5.900%, 04/01/2031	100	100
Colorado Housing & Finance Authority, Series E-2 (AMT)
7.000%, 02/01/2030	35	37
Colorado Housing & Finance Authority, Single Family Program, Series B-2 (AMT)
7.100%, 04/01/2017	15	16
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AMT) (FSA)
4.000%, 05/01/2012	270	269
4.000%, 11/01/2012	270	268
4.550%, 11/01/2017	1,000	926
5.200%, 11/01/2027	500	458
		2,931
Lease Revenue - 0.7%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	500	454

Miscellaneous - 5.2%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.900%, 07/01/2010	265	267
Colorado Educational & Cultural Facilities Authority
5.250%, 06/01/2013	700	726
5.250%, 06/01/2021	750	751
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	1,000	1,003
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	770	782
		3,529
Recreational Facility Authority - 0.7%
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	300	268
Hyland Hills Metropolitan Park & Recreation District, Special Revenue, Series A
6.100%, 12/15/2009	210	210
		478
Revolving Fund - 0.1%
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A (FGIC) (NATL)
5.700%, 11/01/2015	55	56

Tax Revenue - 2.9%
Douglas County Sales & Use Tax (FSA)
5.625%, 10/15/2020	200	210
Larimer County Sales & Use Tax, Pre-refunded 12/15/2010 @ 100 (AMBAC)
5.625%, 12/15/2018 ¸	100	108
Lone Tree Sales & Use Tax, Recreational Projects, Series A
5.000%, 12/01/2020	340	366
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 ¸	500	537
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	198
5.300%, 12/01/2027	475	297
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	258
		1,974
Transportation - 13.4%
E-470 Public Highway Authority, Series B, Zero Coupon Bond (NATL)
6.994%, 09/01/2017 	1,575	883
7.337%, 09/01/2019 	960	453
7.844%, 09/01/2022 	1,000	356
E-470 Public Highway Authority, Convertible CABs, Series C (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 »	500	480
E-470 Public Highway Authority, Series D1 (NATL)
5.500%, 09/01/2024	300	248
Eagle County Air Terminal, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	205	137
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 » §	1,500	1,531
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 »§	1,000	1,039
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 »§	2,500	2,575
Northwest Parkway Public Highway Authority, Convertible CABs, Pre-refunded 06/15/2016 @ 100 (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 » ¸	1,000	1,054
Walker Field Public Airport Authority
4.500%, 12/01/2016	275	232
4.750%, 12/01/2027	75	51
		9,039
Utilities - 10.4%
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 ¸	185	192
Arkansas River Power Authority
6.000%, 10/01/2040	225	189
Aurora Water System, First Lien, Series A
4.750%, 08/01/2026	1,500	1,494
4.750%, 08/01/2027	125	123
Boulder Water & Sewer, Pre-refunded 12/01/2010 @ 100
5.700%, 12/01/2019 ¸	300	324
Broomfield Water Activity Enterprise (NATL)
5.500%, 12/01/2017	500	533
5.500%, 12/01/2019	400	423
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	225
Colorado Springs Utilities, Series C
5.500%, 11/15/2048	1,200	1,178
Colorado Water Resource & Power Development Authority, Series A, Pre-refunded 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015 ¸	45	48
Denver City & County Wastewater (FGIC) (NATL)
5.250%, 11/01/2017	1,060	1,151
Fort Collins Wastewater Utility Enterprise (FSA)
5.500%, 12/01/2020	300	316
Platte River Power Authority, Series HH
5.000%, 06/01/2029	100	101
Public Authority for Colorado Energy Natural Gas
6.250%, 11/15/2028	425	309
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	500	437
		7,043
Total Revenue Bonds		48,970

General Obligations - 17.6%
Adams & Arapahoe Counties School District, #28J, Aurora (STAID)
5.500%, 12/01/2021	300	330
5.500%, 12/01/2025	165	175
Antelope Water Systems, General Improvement District
4.875%, 12/01/2025	175	154
Boulder, Larimer & Weld Counties, St. Vrain Valley School District #RE1J (STAID)
5.000%, 12/15/2033	2,000	1,997
Denver City & County School District #1, Series A (STAID)
5.000%, 12/01/2028	1,000	1,002
Denver West Metropolitan School District
4.125%, 12/01/2014	150	134
4.200%, 12/01/2015	480	418
Gunnison Watershed School District, #RE1J, Series 2009 (STAID)
5.250%, 12/01/2026	1,000	1,041
5.250%, 12/01/2033	1,800	1,824
North Range Metropolitan District #1 (ACA)
4.250%, 12/15/2018	560	355
4.500%, 12/15/2031	300	135
Pueblo County School District #70, Pueblo Rural (FGIC) (NATL) (STAID)
5.000%, 12/01/2019	910	969
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	375	304
Puerto Rico Commonwealth, Series A
5.500%, 07/01/2018	500	459
Puerto Rico Commonwealth, Series C-7 (NATL)
6.000%, 07/01/2027	250	242
Rio Blanco County School District, #RE1, Meeker (STAID)
5.250%, 12/01/2022	500	531
5.250%, 12/01/2024	150	157
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	446
Westglenn Metropolitan School District
6.000%, 12/01/2014	1,220	1,231
Total General Obligations		11,904

Certificates of Participation - 7.7%
Broomfield Open Space Park & Recreation Facilities (AMBAC)
5.500%, 12/01/2020	800	835
Broomfield Westminster Open Space Foundation
4.625%, 12/01/2025	330	287
Colorado Higher Education Capital Construction Lease
5.500%, 11/01/2019	425	464
5.500%, 11/01/2027	1,720	1,760
Colorado Springs, Public Facilities Authority, Old City Hall Project (FSA)
5.500%, 12/01/2017	200	211
5.500%, 12/01/2020	200	210
Garfield County Building Corporation (AMBAC)
5.300%, 12/01/2011	400	412
Pueblo County, Capital Construction
4.400%, 12/01/2016	410	409
5.000%, 12/01/2024	200	186
Rangeview Library District Projects (AGTY)
4.250%, 12/15/2021	395	393
Total Certificates of Participation		5,167
Total Municipal Bonds
(Cost $68,459)		66,041

Short-Term Investment - 1.1%
Money Market Fund - 1.1%	SHARES
First American Tax Free Obligations Fund, Class Z ±
(Cost $749)	749,344	749
Total Investments Ө - 98.9%
(Cost $69,208)		66,790
Other Assets and Liabilities, Net - 1.1%		771
Total Net Assets - 100.0%		$67,561

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.
¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.

»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $69,208.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$1,942
	Gross unrealized depreciation	(4,360)
	Net unrealized depreciation	$(2,418)

	ACA - ACA Financial Guaranty Corporation
	AGTY - Assured Guaranty
	AMBAC - American Municipal Bond Assurance Corporation
	AMT - Alternative Minimum Tax. As of March 31, 2009, the aggregate market value of securities subject to the AMT was
	$2,336, which represents 3.5% of total net assets.
	CIFG - CDC IXIS Financial Guaranty
	COMGTY - Commonwealth Guaranty
	FGIC - Financial Guaranty Insurance Corporation
	FSA - Financial Security Assurance
	LOC - Letter of Credit
	NATL - National Public Finance Guarantee Corporation
	RAAI - Radian Asset Assurance Inc.
	SMO - State Moral Obligation
	STAID - State Aid Withholding

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 749
Level 2 - Other significant observable inputs	66,041
Level 3 - Significant unobservable inputs	—
Total	$ 66,790

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 98.3%
Alabama - 1.6%
Revenue Bonds - 1.3%
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 §	$890	$963
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	755	732
Huntsville Electric System Revenue (FSA)
4.000%, 12/01/2018	1,130	1,165
University of Alabama at Birmingham Hospital Revenue, Series A
5.000%, 09/01/2018	1,500	1,469
5.750%, 09/01/2022	4,000	3,988
		8,317
General Obligation - 0.3%
Mobile, Series B
5.000%, 02/15/2020	2,000	2,165
		10,482
Alaska - 0.1%
Revenue Bond - 0.1%
Aleutians East Borough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	333

Arizona - 4.5%
Revenue Bonds - 2.6%
Arizona Game & Fish Department, AGF Administration Building Project
4.500%, 07/01/2015	150	153
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ¸	3,300	3,971
Gilbert Public Facilities Municipal Property Corporation
5.500%, 07/01/2027	6,000	6,056
Phoenix Street & Highway User, Escrowed to Maturity
6.500%, 07/01/2009 §	180	183
6.250%, 07/01/2011 §	900	916
Scottsdale Industrial Development Authority Hospital Revenue, Scottsdale Healthcare, Series A
5.000%, 09/01/2020	1,000	938
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,022	937
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	4,156
		17,310
General Obligations - 1.2%
Coconino & Yavapai Counties Joint Unified School District #9, Sedona School Improvement Project 2007, Series B
5.375%, 07/01/2028	1,350	1,346
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2016	1,000	1,046
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2017	1,050	1,090
Maricopa County School District #69, Paradise Valley (NATL)
5.300%, 07/01/2011	1,000	1,069
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	1,150	1,239
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC) (NATL)
4.375%, 07/01/2018	1,000	1,021
4.500%, 07/01/2019	1,000	1,015
		7,826
Certificate of Participation - 0.7%
Arizona Board of Regents, Series B (AMBAC)
4.500%, 06/01/2018	4,120	4,383
		29,519
Arkansas - 0.7%
Revenue Bonds - 0.7%
North Little Rock Health Facilities Board, Baptist Health, Series B
5.750%, 12/01/2021	1,000	1,007
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FGIC) (FHA) (VA)
7.250%, 06/01/2010 §	875	908
University of Arkansas, Fayetteville, Series B (FGIC) (NATL)
4.500%, 11/01/2016	1,500	1,609
Washington County Hospital Revenue, Regional Medical Center, Series B
5.000%, 02/01/2016	1,145	1,101
		4,625
California - 6.6%
Revenue Bonds - 3.3%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
5.639%, 10/01/2014 	2,000	1,473
Apple Valley Redevelopment Agency, Tax Allocation, Project Area #2 (AMBAC)
4.500%, 06/01/2018	920	853
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Children's Hospital, Series A
4.500%, 12/01/2018	1,525	1,409
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	339
5.000%, 08/15/2017	1,215	1,217
California Department of Water Resources and Power Supply Revenue, Series H (FSA)
5.000%, 05/01/2022	1,000	1,033
California Educational Facilities Authority, Lutheran University, Series C
5.000%, 10/01/2024	1,000	801
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	249
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	795	862
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A
5.000%, 03/01/2030	700	571
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial, Series B (AMBAC) (CMI)
5.200%, 10/01/2037	1,000	833
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,179
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,255
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	454
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Series A, Convertible CABs (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 »	2,350	1,984
Golden State Tobacco Securitization Corporation, Pre-refunded 06/01/2010 @ 100
5.600%, 06/01/2028 ¸	2,450	2,581
Port Oakland, Series B (NATL)
5.000%, 11/01/2018	1,470	1,475
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	575	533
Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
4.250%, 09/01/2026	1,100	830
Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation, Series A (AMBAC)
5.000%, 11/01/2021	995	930
Woodland Financial Authority (SGI)
4.700%, 03/01/2019	815	797
		21,658
General Obligations - 3.3%
ABC Unified School District, Series A (NATL)
4.900%, 02/01/2020	1,565	1,547
California
5.000%, 02/01/2016	1,000	1,032
5.000%, 02/01/2017	2,000	2,050
4.000%, 08/01/2017	2,000	1,939
5.000%, 11/01/2018	245	247
5.000%, 08/01/2019	500	506
5.000%, 02/01/2021	1,500	1,484
5.000%, 12/01/2023	1,000	966
5.125%, 04/01/2024	500	485
California, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 ¸	15	16
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	500	521
5.000%, 08/01/2024	2,000	2,023
Grant Joint Union High School District, Capital Appreciation, Election of 2006, Zero Coupon Bond (FSA)
6.131%, 08/01/2026 	1,300	456
Roseville Joint Unified High School District
5.100%, 08/01/2019	390	403
San Bernardino Community College District, Election of 2002, Series A
6.500%, 08/01/2027	1,000	1,110
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC) (NATL)
4.603%, 09/01/2017 	1,000	682
Santa Ana Unified School District, Election of 2008, Series A
5.250%, 08/01/2028	1,000	1,008
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond (NATL)
3.443%, 08/01/2016 	2,000	1,542
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC) (NATL)
5.837%, 08/01/2023 	2,030	890
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2025	2,500	2,687
		21,594
		43,252
Colorado - 8.7%
Revenue Bonds - 7.9%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A (NATL)
4.375%, 09/01/2017	5,000	4,250
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond (IMI)
1.555%, 09/01/2010 § 	9,320	9,118
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 ¸	1,200	1,360
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
4.750%, 06/15/2022	175	164
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 §	390	420
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 ¸	1,500	1,720
7.250%, 12/01/2021 ¸	1,500	1,738
Colorado Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 §	630	670
Colorado Health Facilities Authority, Catholic Health Initiatives, Series D
5.125%, 10/01/2017	1,500	1,556
Colorado Health Facilities Authority, Catholic Health, Series C-7 (FSA)
4.350%, 09/01/2020	725	693
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	600	582
5.250%, 01/01/2015	620	590
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	404
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,097
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	638
Colorado Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
4.188%, 07/15/2020 § 	10,000	6,263
Colorado Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	500	494
5.000%, 05/15/2013	405	397
Colorado Springs Hospital Revenue, Series B (AMBAC)
10.700%, 12/15/2024 Y	5,000	5,000
E-470 Public Highway Authority, Series C, Convertible CABs (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 »	1,500	1,438
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	320	325
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	500	447
Mesa County, Escrowed to Maturity, Zero Coupon Bond
1.821%, 12/01/2011 § 	5,500	5,241
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,029
Northwest Parkway Public Highway Authority, Escrowed to Maturity, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 § »	2,750	2,833
Platte River Power Authority, Series GG (FSA)
4.500%, 06/01/2017	1,725	1,881
Walker Field Public Airport Authority Revenue
5.000%, 12/01/2022	1,000	781
		52,129
General Obligations - 0.3%
Adams & Arapahoe Counties School District #28J, Aurora (STAID)
5.500%, 12/01/2021	1,125	1,238
North Range Metropolitan District #1 (ACA)
4.300%, 12/15/2019	1,000	606
		1,844
Certificates of Participation - 0.5%
Colorado Higher Education, Capital Construction Lease Program
5.250%, 11/01/2023	1,500	1,552
Rangeview Library District Projects (AGTY)
4.500%, 12/15/2020	1,465	1,512
		3,064
		57,037
Connecticut - 0.1%
Revenue Bond - 0.1%
Connecticut Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,000	961

Florida - 1.8%
Revenue Bonds - 1.5%
Halifax Hospital Medical Center, Series A
5.250%, 06/01/2026	2,000	1,633
Highlands County Health Facilities Authority, Adventist Health/Sunbelt, Series A, Mandatory Put 11/17/2015 @ 100
6.500%, 11/15/2038	2,000	2,027
Miami-Dade County Educational Facilities Authority, University of Miami, Series A
5.150%, 04/01/2023	2,520	2,492
North Brevard County Hospital, Parrish Medical Center Project
5.500%, 10/01/2028	2,100	1,737
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,323
Vero Beach Electric Revenue, Series A (FSA)
4.000%, 12/01/2019	350	347
		9,559
Certificate of Participation - 0.3%
Clay County School Board, Series B (NATL)
5.000%, 07/01/2018	2,205	2,187
		11,746
Georgia - 1.3%
Revenue Bonds - 1.1%
Atlanta Tax Allocation, Atlantic Station Project (AGTY)
4.375%, 12/01/2018	2,000	1,923
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
5.800%, 02/15/2018	4,500	3,703
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health, Series A
5.250%, 08/01/2023	2,000	1,864
		7,490
General Obligations - 0.2%
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014 »	500	506
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015 »	265	269
0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016 »	300	305
		1,080
		8,570
Idaho - 0.8%
Revenue Bonds - 0.6%
Idaho Health Facilities Authority, Trinity Health Group, Series B
6.000%, 12/01/2023	3,000	3,129
University of Idaho, University Revenue, Series B, Mandatory Put 04/01/2018 @ 100 (FSA)
4.500%, 04/01/2041	1,000	1,092
		4,221
Certificates of Participation - 0.2%
Madison County Hospital Revenue
5.000%, 09/01/2012	500	484
5.250%, 09/01/2015	195	182
5.250%, 09/01/2016	500	461
		1,127
		5,348
Illinois - 18.6%
Revenue Bonds - 8.2%
Chicago, Midway Airport Project, Series C (NATL)
5.500%, 01/01/2014	1,300	1,411
Chicago Water, Zero Coupon Bond (FGIC) (NATL)
1.312%, 11/01/2009 	6,450	6,401
Granite Single Family Mortgage, Escrowed to Maturity
7.750%, 10/01/2011 §	395	436
Illinois Development Finance Authority, Elgin School District, Zero Coupon Bond (FSA)
4.240%, 01/01/2018 	2,750	1,905
Illinois Development Finance Authority, Elmhurst Community School District #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 ¸	1,025	1,116
Illinois Development Finance Authority, Midwestern University, Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 ¸	350	385
Illinois Educational Facilities Authority, Art Institute of Chicago, Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	512
Illinois Educational Facilities Authority, Art Institute of Chicago, Mandatory Put 03/01/2017 @ 100
4.750%, 03/01/2030	1,000	1,061
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	837
5.500%, 05/15/2015	1,000	797
Illinois Finance Authority, Edward Hospital, Series A (AMBAC)
6.000%, 02/01/2025	1,200	1,142
6.000%, 02/01/2026	875	830
6.000%, 02/01/2028	500	472
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	621
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,173
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,182
Illinois Finance Authority, OSF Healthcare Systems, Series A
7.000%, 11/15/2029	4,000	3,974
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	1,500	1,553
Illinois Finance Authority, Roosevelt University
5.250%, 04/01/2022	500	431
5.400%, 04/01/2027	1,750	1,458
Illinois Finance Authority, Rush University Medical Center, Series A
6.750%, 11/01/2024	2,000	2,008
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.500%, 02/15/2014	2,430	2,233
Illinois Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 §	1,090	1,158
Illinois Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity
10.000%, 01/01/2015 §	525	662
Illinois Sales Tax
6.000%, 06/15/2009	2,500	2,527
5.100%, 06/15/2010	2,000	2,102
Illinois Sports Facilities Authority, State Tax Supported, Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013 »	1,405	1,445
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016 »	1,620	1,677
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (FGIC) (NATL)
5.550%, 12/15/2011	675	699
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
1.024%, 06/15/2009 § 	1,465	1,462
Metropolitan Pier & Exposition Authority, State Sales Tax, Series B, Convertible CABs (NATL)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017 »	1,000	963
Morton Grove, Residential Housing, Escrowed to Maturity (NATL)
7.350%, 09/01/2009 §	5,570	5,729
Southwestern Illinois Development Authority Revenue, Anderson Hospital
5.125%, 08/15/2026	2,000	1,520
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District #2 (NATL)
5.000%, 10/01/2018	1,000	1,054
		53,936
General Obligations - 10.4%
Bolingbrook Park District, Series A (CIFG)
4.500%, 01/01/2017	1,840	1,917
Chicago City Colleges, Zero Coupon Bond (FGIC) (NATL)
3.261%, 01/01/2015 	10,000	8,303
Chicago Park District, Limited Tax, Series B (AMBAC)
5.000%, 01/01/2020	5,545	5,769
Chicago Project & Refunding, Series A (FGIC) (NATL)
5.250%, 01/01/2011	2,345	2,486
Chicago, Project & Refunding, Series A, Escrowed to Maturity (FGIC)
5.250%, 01/01/2011 §	2,655	2,857
Chicago, Series A, Convertible CABs (NATL)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016 »	2,000	2,090
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,014
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC) (NATL)
3.291%, 12/01/2013 	2,440	2,095
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
2.671%, 12/01/2011 	3,625	3,378
Cook County High School District #205, Thornton Township (AGTY)
5.250%, 12/01/2021	3,465	3,716
Cook County High School District #209, Proviso Township (FSA)
5.000%, 12/01/2016	1,000	1,110
Cook County School District #88, Bellwood, Series B (FSA)
5.000%, 12/01/2017	1,675	1,797
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (NATL)
4.240%, 12/01/2015 	2,250	1,701
Cook County, Series A (NATL)
6.250%, 11/15/2011	1,000	1,114
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,846
Elk Grove Village (NATL)
4.125%, 01/01/2019	1,000	1,026
Grundy & Will Counties Community School District #1
5.875%, 02/01/2019	1,550	1,730
5.875%, 02/01/2022	2,100	2,290
5.875%, 02/01/2024	2,545	2,727
Illinois, First Series
5.500%, 08/01/2015	4,500	4,705
Lake County School District #56, Gurnee (FGIC) (NATL)
8.375%, 01/01/2010	1,290	1,354
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
4.832%, 12/01/2019 	2,100	1,262
McCook
5.000%, 12/01/2026	500	496
5.100%, 12/01/2028	1,000	966
Rockford School District #205 (FGIC) (NATL)
5.000%, 02/01/2014	500	540
Southwestern Illinois Development Authority Revenue, Edwardsville Community (FSA)
5.000%, 12/01/2017	1,000	1,095
Will & Grundy Counties Community College, District #525, Joliet Junior College
6.250%, 06/01/2024	535	598
5.750%, 06/01/2025	1,150	1,232
5.750%, 06/01/2026	310	330
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
4.172%, 11/01/2017 	3,870	2,715
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
4.310%, 01/01/2017 	3,000	2,156
		68,415
		122,351
Indiana - 1.4%
Revenue Bonds - 1.2%
Anderson Economic Development Revenue, Anderson University Project
5.000%, 10/01/2017	710	615
Avon Community School Building, First Mortgage (AMBAC) (STAID)
4.500%, 07/15/2020	1,000	995
Indiana Transportation Finance Authority, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 §	180	196
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	2,036
Indiana University, Series K, Zero Coupon Bond (NATL)
1.969%, 08/01/2011 	250	239
Portage Multi-School Building, First Mortgage (NATL) (STAID)
4.000%, 07/15/2018	1,250	1,291
St. Joseph County Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	389
5.550%, 05/15/2019	230	180
St. Joseph County Hospital Authority (NATL)
4.750%, 08/15/2012	1,000	1,006
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (STAID)
5.750%, 07/15/2015 ¸	775	870
		7,817
General Obligation - 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,232
		9,049
Iowa - 1.4%
Revenue Bonds - 1.4%
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
5.750%, 11/15/2019	500	396
Iowa Higher Education Authority, Central College (RAAI)
5.450%, 10/01/2026	1,000	909
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA)
5.500%, 10/01/2028 ¸	2,000	2,278
Iowa Higher Education Authority, Wartburg College Project, Series A
4.700%, 10/01/2016	925	857
4.750%, 10/01/2017	1,100	1,004
4.800%, 10/01/2018	1,155	1,038
5.000%, 10/01/2023	1,475	1,235
Muscatine Electric, Escrowed to Maturity
9.700%, 01/01/2013 §	1,140	1,344
		9,061
Kansas - 3.0%
Revenue Bonds - 2.3%
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
1.986%, 05/01/2012 § 	7,500	7,057
Kansas Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L
4.500%, 11/15/2017	1,405	1,348
Kansas Development Finance Authority, Health Facilities Revenue, Stormont-Vail Healthcare Services, Series F
5.000%, 11/15/2021	500	463
Kansas Development Finance Authority, Kansas State Projects, Series K (NATL)
4.500%, 11/01/2019	1,850	1,949
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (SGI)
4.050%, 03/01/2015	1,000	1,019
Olathe Health Facilities Revenue, Olathe Medical Center
5.125%, 09/01/2021	1,000	957
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	658
5.750%, 11/15/2014	765	709
5.750%, 11/15/2015	820	739
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	255	260
		15,159
General Obligations - 0.7%
Johnson County Unified School District #231, Series B (AMBAC)
4.000%, 10/01/2017	500	504
Johnson County Unified School District #232, Series A (FSA)
4.250%, 09/01/2016	500	527
Johnson County Unified School District #512, Shawnee Mission
4.875%, 10/01/2019	2,000	2,180
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,144
		4,355
		19,514
Kentucky - 0.6%
Revenue Bonds - 0.6%
Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue, Sub-Series A-1 (AGTY)
5.750%, 12/01/2028	2,000	2,021
Kentucky Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 §	245	249
6.000%, 07/01/2011 §	365	392
Louisville/Jefferson County Metropolitan Government College Revenue, Bellarmine University, Series A
6.000%, 05/01/2028	1,135	981
		3,643
Louisiana - 0.6%
Revenue Bonds - 0.3%
Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
6.650%, 01/01/2025	475	371
St. Tammany Parish Sales Tax Revenue, District #3, Sales & Use Tax (CIFG)
5.000%, 06/01/2017	1,405	1,452
		1,823
General Obligations - 0.3%
Calcasieu Parish School District #23, Public School Improvement
4.600%, 02/15/2020	500	483
4.800%, 02/15/2022	200	191
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	1,300	1,408
		2,082
		3,905
Maine - 0.4%
Revenue Bond - 0.1%
Maine Health & Higher Education Facilities Authority, Series B (FGIC) (NATL)
4.125%, 07/01/2018	740	759

General Obligation - 0.3%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,144
		2,903
Maryland - 0.2%
Revenue Bonds - 0.2%
Westminster Educational Facilities Revenue, McDaniel College
5.000%, 11/01/2013	350	367
4.000%, 11/01/2015	700	677
		1,044
Massachusetts - 2.5%
Revenue Bonds - 2.3%
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC) (NATL)
5.750%, 03/01/2010	1,100	1,150
Massachusetts Bay Transportation Authority, Series A (COMGTY)
6.250%, 03/01/2012	1,875	2,115
Massachusetts Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,133
Massachusetts Development Finance Agency, Health Care Facilities Revenue, Adventcare Project, Series A
6.650%, 10/15/2028	2,500	1,853
Massachusetts Health & Educational Facilities Authority, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,065
Massachusetts Health & Educational Facilities Authority, Caregroup, Series E-1
5.000%, 07/01/2028	300	234
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series A (NATL)
5.100%, 07/01/2010	3,000	3,018
Massachusetts Port Authority, Escrowed to Maturity
13.000%, 07/01/2013 §	2,935	3,708
		15,276
General Obligation - 0.2%
Springfield, State Qualified Municipal Purpose (FSA) (STAID)
4.500%, 08/01/2020	1,400	1,476
		16,752
Michigan - 3.3%
Revenue Bonds - 2.5%
Detroit Water Supply, Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 §	230	247
Kalamazoo Hospital Finance Authority, Bronson Hospital, Series A (FSA)
5.000%, 05/15/2020	2,675	2,632
Michigan Grant Anticipation Bonds (FSA)
4.500%, 09/15/2015	1,000	1,025
Michigan Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 ¸	3,150	3,563
Michigan Municipal Board Authority, Local Government Loan Program, Series B, Group A (AMBAC)
5.000%, 12/01/2018	600	605
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity
7.000%, 11/01/2015 §	1,300	1,634
Wayne Charter County Airport, Series A (AMT) (NATL)
5.250%, 12/01/2009	5,000	5,052
Western Michigan University Revenue (FSA)
5.000%, 11/15/2023	1,300	1,333
		16,091
General Obligations - 0.8%
Algonac Community Schools, School Building & Site, Series I (FSA) (MQSBLF)
4.000%, 05/01/2019	840	830
Constantine Public Schools (MQSBLF)
5.000%, 05/01/2016	1,075	1,168
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,255
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 ¸	2,000	2,101
		5,354
		21,445
Minnesota - 1.9%
Revenue Bonds - 1.9%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,364
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (NATL)
5.000%, 01/01/2019	1,165	1,205
Minneapolis Health Care System, Fairview Health Services, Series A
6.375%, 11/15/2023	2,000	2,082
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 §	660	778
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A
5.875%, 11/15/2011	2,135	2,219
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2020	1,255	1,126
5.500%, 05/01/2021	815	714
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	307
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,485	1,444
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (NATL)
5.000%, 11/15/2019	1,235	1,212
		12,451
Mississippi - 0.2%
Revenue Bond - 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems, Series A
5.000%, 08/15/2016	1,440	1,385

Missouri - 1.9%
Revenue Bonds - 1.8%
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,341
Kansas City Special Obligation, East Village Project, Series B (AGTY)
5.000%, 04/15/2022	505	527
Missouri Development Finance Board Infrastructure Revenue, Independence-Crackerneck Creek, Series B
5.125%, 03/01/2022	2,000	1,669
Missouri Development Finance Board, Independence Electric System Project, Series D
5.625%, 06/01/2029	1,250	1,217
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	981
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	850	766
4.375%, 02/01/2016	930	819
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (NATL)
4.200%, 01/01/2018	1,000	866
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Series A (AMBAC)
5.000%, 01/01/2018	2,000	2,087
Osage Beach Tax Increment, Prewitts Project
4.800%, 05/01/2016	1,650	1,350
		11,623
Certificate of Participation - 0.1%
Missouri Development Finance Board Infrastructure Revenue, Independence-Centerpoint, Series F
5.375%, 04/01/2024	1,000	837
		12,460
Montana - 0.5%
Revenue Bonds - 0.5%
Montana Facilities Finance Authority Revenue, Health Care Facilities, Master Loan Project, Northeast Montana, Series B
4.500%, 05/01/2018	405	401
Montana Facilities Finance Authority Revenue, Senior Living, St. Johns Lutheran, Series A
5.750%, 05/15/2016	1,800	1,520
6.000%, 05/15/2025	1,675	1,204
		3,125
Nebraska - 1.5%
Revenue Bonds - 1.5%
Douglas County Hospital Authority #2, Nebraska Medical Center, Clarkson Regional Health Guaranty (AGTY)
5.000%, 11/15/2011	2,860	2,941
Douglas County Hospital Authority #3, Methodist Health
5.750%, 11/01/2028	1,000	892
Douglas County Zoo Facilities Revenue, Omaha's Henry Doorly Zoo Project
4.750%, 09/01/2017	745	754
4.750%, 09/01/2018	740	741
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,820
Nebraska Investment Financial Authority, Great Plains Regional Medical Center Project (RAAI)
4.700%, 11/15/2011	500	513
4.800%, 11/15/2012	500	513
4.900%, 11/15/2013	600	614
Omaha Public Power District, Nebraska Electric Revenue, Series A
4.100%, 02/01/2019	1,370	1,401
		10,189
Nevada - 0.5%
Revenue Bonds - 0.3%
Carson City Hospital Revenue, Carson-Tahoe Hospital
5.750%, 09/01/2011	550	540
5.750%, 09/01/2012	580	565
Carson City Hospital Revenue, Carson-Tahoe Hospital, Escrowed to Maturity
5.750%, 09/01/2011 §	450	496
5.750%, 09/01/2012 §	475	539
		2,140
General Obligation - 0.2%
Washoe County, Escrowed to Maturity
9.875%, 08/01/2009 §	820	846
		2,986
New Hampshire - 0.5%
Revenue Bonds - 0.5%
New Hampshire Health & Education Facilities Authority
5.375%, 07/01/2024	1,250	1,112
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	760
New Hampshire Municipal Bond Bank, Series A (NATL)
4.500%, 02/15/2020	1,300	1,379
		3,251
New Jersey - 0.3%
Revenue Bond - 0.3%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	1,819

New York - 2.0%
Revenue Bond - 0.6%
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,277

General Obligations - 1.4%
New York, Series A
5.750%, 08/01/2015	3,220	3,537
New York, Series C
5.500%, 03/15/2014	3,000	3,176
New York, Series D
5.500%, 06/01/2012	2,000	2,180
		8,893
		13,170
North Carolina - 1.9%
Revenue Bonds - 1.8%
North Carolina Eastern Power Agency, Series A (AGTY)
5.250%, 01/01/2022	1,700	1,697
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	3,098
North Carolina Finance Agency Education Facilities Revenue, Meredith College
5.250%, 06/01/2020	900	805
North Carolina Medical Care Commission Health Care Facilities Revenue, First Mortgage Presbyterian, Series B
4.875%, 10/01/2013	2,035	1,894
5.000%, 10/01/2014	2,120	1,939
North Carolina Power Agency #1, Series A (FSA)
5.250%, 01/01/2016	2,000	2,104
		11,537
Certificate of Participation - 0.1%
Randolph County (AMBAC)
5.000%, 02/01/2018	815	864
		12,401
North Dakota - 0.2%
Revenue Bond - 0.1%
Ward County Health Care Facilities Revenue, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,086

General Obligation - 0.1%
Mandan, Series D (NATL)
4.000%, 05/01/2017	460	465
		1,551
Ohio - 1.4%
Revenue Bonds - 0.8%
Lake County Hospital Facilities Revenue, Lake Hospital System, Series C
5.500%, 08/15/2024	1,230	1,039
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B (NATL)
5.375%, 09/01/2009	1,000	1,013
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	698
Ohio Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,140
4.500%, 04/01/2015	1,000	1,024
Ohio Water Development Authority, Escrowed to Maturity
9.375%, 12/01/2010 §	380	407
		5,321
General Obligations - 0.4%
Barberton City School District (OSDCEP)
4.750%, 12/01/2021	1,260	1,316
Mason City School District (FSA)
4.375%, 12/01/2019	1,095	1,162
Richland County, Limited Tax, Correctional Facilities Improvement (AGTY)
5.875%, 12/01/2024	500	535
		3,013
Certificate of Participation - 0.2%
Akron (AGTY)
5.000%, 12/01/2015	1,000	1,097
		9,431
Oklahoma - 1.3%
Revenue Bonds - 1.3%
Cherokee County Economic Development Authority, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
1.790%, 11/01/2011 § 	3,340	3,190
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project
5.000%, 09/01/2009	510	513
5.000%, 09/01/2011	345	345
5.000%, 09/01/2012	355	350
4.125%, 09/01/2013	250	232
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
5.750%, 01/01/2023	1,430	1,017
South Oklahoma City, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 ¸	2,145	2,288
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B
4.600%, 12/01/2009	610	617
		8,552
Oregon - 0.4%
General Obligations - 0.4%
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,010
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2019	1,415	1,573
		2,583
Pennsylvania - 1.4%
Revenue Bonds - 1.4%
Allegheny County Hospital Revenue, University of Pittsburgh Medical Center, Series B
5.000%, 06/15/2018	3,000	3,064
Delaware County College Revenue, Neumann College
5.250%, 10/01/2020	535	462
5.375%, 10/01/2021	565	487
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,139
5.000%, 12/15/2017	1,405	1,213
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project
6.125%, 02/01/2028	1,000	645
Westmoreland County Industrial Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	1,002
5.500%, 01/01/2016	1,200	1,010
		9,022
General Obligation - 0.0%
Ephrata Area School District (FGIC) (NATL) (STAID)
4.500%, 04/15/2018	400	410
		9,432
Puerto Rico - 0.6%
Revenue Bond - 0.1%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	907

General Obligation - 0.5%
Puerto Rico Commonwealth, Public Improvement, Series A
5.000%, 07/01/2020	4,000	3,402
		4,309
South Carolina - 1.4%
Revenue Bonds - 1.4%
Charleston Educational Excellence Financing Corporation, Charleston County School District Project
5.000%, 12/01/2013	2,000	2,155
Lexington County Health Services District, Lexington Medical Center, Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 ¸	2,000	2,313
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,014
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	2,027
South Carolina Public Service Authority, Series A (NATL)
5.500%, 01/01/2010	1,665	1,725
		9,234
South Dakota - 1.1%
Revenue Bonds - 0.8%
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGTY)
5.125%, 08/01/2028	1,500	1,484
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
4.750%, 09/01/2011	530	534
5.000%, 09/01/2012	1,000	1,009
5.000%, 09/01/2013	1,000	1,006
5.000%, 09/01/2025	1,770	1,479
		5,512
Certificate of Participation - 0.3%
Deadwood (ACA)
5.000%, 11/01/2018	2,385	2,006
		7,518
Tennessee - 3.8%
Revenue Bonds - 3.5%
Chattanooga Health, Educational & Housing Facilities Board, Catholic Health Initiatives, Series D
6.125%, 10/01/2028	2,265	2,343
Jackson Hospital Revenue, Jackson-Madison Project
5.250%, 04/01/2023	4,000	3,934
Memphis-Shelby Counties Sports Authority Revenue, Memphis Arena Project, Series C (NATL)
5.000%, 11/01/2017	3,175	3,415
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity
6.400%, 04/01/2011 §	1,030	1,140
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 ¸	565	643
6.000%, 09/01/2016 ¸	935	1,063
Shelby County Health, Educational & Housing Facilities Board, St. Jude's Children's Research
5.000%, 07/01/2009	100	101
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project (RAAI)
5.000%, 09/01/2016	2,000	1,756
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 §	1,465	1,637
6.250%, 09/01/2012 §	1,085	1,254
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 ¸	2,215	2,564
Tennessee Energy Acquisition Corporation, Gas Revenue, Series A
5.000%, 09/01/2014	3,500	2,950
		22,800
General Obligation - 0.3%
Memphis (NATL)
5.000%, 10/01/2016	2,000	2,233
		25,033
Texas - 10.6%
Revenue Bonds - 4.3%
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	893
El Paso Water & Sewer Revenue, Series A (FSA)
4.000%, 03/01/2018	650	667
Grapevine Industrial Development, Air Cargo (AMT)
6.500%, 01/01/2024	480	373
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,905
5.000%, 10/01/2013	1,230	1,193
Harris County Health Facilities Development Corporation, Hospital Revenue, Memorial Hermann Healthcare System, Series B
7.125%, 12/01/2031	1,950	2,022
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2014 @ 101
7.000%, 02/15/2023 ¸	2,000	2,377
League City Waterworks & Sewer System Revenue (FSA)
4.000%, 02/15/2018	1,230	1,245
4.375%, 02/15/2023	1,315	1,279
Lubbock Educational Facilities Revenue, Lubbock Christian University
5.000%, 11/01/2016	1,000	909
North Texas Tollway Revenue, First Tier, Series A
6.000%, 01/01/2024	2,500	2,596
North Texas Tollway Revenue, First Tier, Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	3,000	3,077
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond (NATL)
2.014%, 06/01/2012 § 	1,465	1,375
San Leanna Educational Facilities Higher Education Revenue Tax, Saint Edwards University Project
5.000%, 06/01/2019	575	478
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,145
Texas Transportation Commission, First Tier
5.000%, 04/01/2017	2,000	2,275
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	755
5.500%, 11/15/2025	900	579
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	961
Victoria Utilities Systems Revenue (AMBAC)
4.400%, 12/01/2019	1,000	1,006
		28,110
General Obligations - 6.3%
Alvin Independent School District, Schoolhouse (PSFG)
4.125%, 02/15/2019	1,110	1,160
Brownsville (NATL)
5.000%, 02/15/2017	2,125	2,249
Corinth (NATL)
4.500%, 02/15/2019	1,180	1,200
Dallas (NATL)
4.500%, 02/15/2027	5,000	4,952
Dallas County Utilities & Reclamation District, Series A (AMBAC)
5.150%, 02/15/2022	5,715	5,314
El Paso County (NATL)
5.000%, 02/15/2018	2,440	2,699
Elgin Independent School District, School Building (PSFG)
4.375%, 08/01/2019	1,120	1,196
Frisco (AMBAC)
4.500%, 02/15/2016	2,045	2,218
Frisco (FGIC) (NATL)
5.000%, 02/15/2018	1,125	1,159
5.000%, 02/15/2019	1,675	1,725
Galena Park Independent School District, School Building (PSFG)
4.000%, 08/15/2019	1,070	1,115
Giddings Independent School District, School Building, Series A (PSFG)
4.250%, 02/15/2019	875	927
Grand Prairie Independent School District, School Building, Series A (PSFG)
4.500%, 02/15/2018	635	694
Howard County Junior College (AMBAC)
4.250%, 02/15/2018	715	725
Kaufman County (FSA)
5.000%, 02/15/2017	1,000	1,065
Lubbock, Water Works System, Series A (FSA)
4.500%, 02/15/2019	300	316
Mansfield Independent School District, School Building (PSFG)
5.000%, 02/15/2022	770	821
Montgomery County (FSA)
4.000%, 03/01/2017	320	332
North Harris Montgomery Community College District (FGIC) (NATL)
5.375%, 02/15/2015	95	103
Northwest Texas Independent School District (PSFG)
4.500%, 02/15/2026	1,500	1,501
Plano Independent School District, School Building, Series A
5.000%, 02/15/2025	1,000	1,049
San Angelo, Series A (NATL)
4.400%, 02/15/2019	875	917
San Antonio
4.125%, 02/01/2019	1,000	1,041
4.250%, 02/01/2020	1,140	1,181
Sunnyvale School District, School Building (PSFG)
4.400%, 02/15/2020	870	917
Teague Independent School District, School Building (PSFG)
5.000%, 02/15/2019	2,210	2,480
Texas, Water Financial Assistance, Series A
5.000%, 08/01/2017	1,500	1,708
Victoria School District, School Building (PSFG)
5.000%, 02/15/2018	500	564
		41,328
		69,438
Utah - 0.7%
Revenue Bonds - 0.7%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,790
South Jordan, Sales Tax, Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 ¸	1,000	1,105
Weber Basin Water Conservancy District, Series A (AMBAC)
4.375%, 10/01/2018	400	422
		4,317
General Obligation - 0.0%
Ashley Valley Water & Sewer, Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 §	315	336
		4,653
Washington - 3.9%
Revenue Bonds - 0.6%
Snohomish County Housing Authority
6.300%, 04/01/2016	880	890
Washington Housing Community Nonprofit Revenue, Skyline at First Hill Project, Series B
5.100%, 01/01/2013	3,000	2,794
		3,684
General Obligations - 3.3%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,706
King County School District #401, Highline Public Schools (FSA) (SBG)
5.250%, 12/01/2025	500	526
King County School District #412, Shoreline (SBG)
5.750%, 12/01/2021	265	299
Snohomish County (NATL)
5.375%, 12/01/2019	5,000	5,294
Spokane County School District #81, Spokane (NATL) (SBG)
5.000%, 06/01/2016	1,000	1,100
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC) (NATL)
3.413%, 12/01/2014 	5,690	4,697
Washington, Series C
5.500%, 07/01/2014	2,275	2,626
Washington, Series S-5, Zero Coupon Bond (FGIC) (NATL)
3.420%, 01/01/2016 	3,000	2,386
Washington, Various Purpose, Series R-A (AMBAC)
5.000%, 01/01/2025	3,000	3,092
		21,726
		25,410
Wisconsin - 1.8%
Revenue Bonds - 1.5%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	1,753
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A
5.500%, 02/15/2020	1,500	1,252
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	1,550
Wisconsin Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,149
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic, Series B
5.500%, 02/15/2013	850	829
Wisconsin Health & Educational Facilities Authority, Southwest Health Center, Series A
6.125%, 04/01/2024	1,500	1,189
Wisconsin Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	910	808
Wisconsin Health & Educational Facilities Authority, Wisconsin Medical College (NATL)
5.000%, 12/01/2015	1,450	1,488
		10,018
General Obligation - 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 z	1,720	1,850
		11,868
Wyoming - 0.3%
Revenue Bond - 0.3%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2013 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,223
Total Municipal Bonds
(Cost $643,602)		646,012

Short-Term Investments - 0.9%
Money Market Fund - 0.6%	SHARES
First American Tax Free Obligations Fund, Class Z ±	3,706,182	3,706

Variable Rate Demand Notes ❖ - 0.3%	PAR
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Board Project, Class A-9 (LOC: Bank of America)
0.350%, 09/01/2036	$300	300
Minnesota Higher Education Facilities Authority, Carleton College, Series 5-G (SPA: Wells Fargo)
0.470%, 11/01/2029	2,000	2,000
		2,300
Total Short-Term Investments
(Cost $6,006)		6,006
Total Investments Ө - 99.2%
(Cost $649,608)		652,018
Other Assets and Liabilities, Net - 0.8%		5,462
Total Net Assets - 100.0%		$657,480

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.
»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Y	Auction rate security. The coupon rate shown represents the rate as of March 31, 2009.
z	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of March 31, 2009.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $649,608.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$25,628
	Gross unrealized depreciation	(23,218)
	Net unrealized appreciation	$2,410

	ACA - ACA Financial Guaranty Corporation
	AGTY - Assured Guaranty
	AMBAC - American Municipal Bond Assurance Corporation
	AMT - Alternative Minimum Tax. As of March 31, 2009, the aggregate market value of securities subject to the AMT was $13,186, which represents 2.0% of total net assets.
	CIFG - CDC IXIS Financial Guaranty
	CMI - California Mortgage Insurance Program
	COMGTY - Commonwealth Guaranty
	FGIC - Financial Guaranty Insurance Corporation
	FHA - Federal Housing Authority
	FSA - Financial Security Assurance
	GNMA - Government National Mortgage Association
	IMI - Investors Mortgage Insurance Company
	LOC - Letter of Credit
	MQSBLF - Michigan Qualified School Board Loan Fund Program
	NATL - National Public Finance Guarantee Corporation
	OSDCEP - Ohio School District Credit Enhancement Program
	PSFG - Permanent School Fund Guarantee
	RAAI - Radian Asset Assurance Inc.
	SBG - School Board Guaranty
	SGI - Syncora Guarantee Inc.
	SMO - State Moral Obligation
	SPA - Standby Purchase Agreement
	STAID - State Aid Withholding
	VA - Veterans Administration

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies, information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 3,706
Level 2 - Other significant observable inputs	648,312
Level 3 - Significant unobservable inputs	—
Total	$ 652,018

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 90.7%
Revenue Bonds - 63.6%
Continuing Care Retirement Communities - 1.0%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.550%, 07/01/2027	$1,000	$681
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 ¸	1,000	1,131
		1,812
Economic Development - 1.5%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 ¸	1,000	1,105
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	496
4.625%, 12/01/2014	505	518
Minneapolis Supported Development Revenue, Common Bond, Series 2A (AMT)
5.125%, 06/01/2022	1,000	833
		2,952
Education - 10.1%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	466
Minnesota Higher Education Facilities Authority, Augsburg College, Series 4
5.000%, 10/01/2011	500	495
5.000%, 10/01/2012	500	486
Minnesota Higher Education Facilities Authority, Augsburg College, Series 6-C
4.750%, 05/01/2018	1,075	931
Minnesota Higher Education Facilities Authority, Augsburg College, Series 6-J1
5.000%, 05/01/2013	320	334
5.000%, 05/01/2016	375	380
5.000%, 05/01/2020	1,295	1,238
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2018	1,125	1,044
5.500%, 05/01/2019	1,185	1,078
5.500%, 05/01/2024	1,050	878
Minnesota Higher Education Facilities Authority, College of Art and Design, Series 5-K
5.000%, 05/01/2011	250	256
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013	310	323
5.000%, 05/01/2014	320	330
5.000%, 05/01/2015	340	349
5.000%, 05/01/2016	355	360
5.000%, 05/01/2017	370	371
Minnesota Higher Education Facilities Authority, St. Benedict College, Series V
4.500%, 03/01/2017	1,585	1,503
Minnesota Higher Education Facilities Authority, St. Catherine College, Series 5-N1
5.250%, 10/01/2022	500	459
Minnesota Higher Education Facilities Authority, St. John's University, Series 6-U
4.200%, 10/01/2019	290	280
4.300%, 10/01/2020	385	370
4.500%, 10/01/2022	145	137
Minnesota Higher Education Facilities Authority, St. Olaf College, Series 6-O
5.000%, 10/01/2016	500	531
4.500%, 10/01/2019	250	240
Minnesota Higher Education Facilities Authority, St. Scholastica College, Series 5-J
5.250%, 12/01/2011	300	298
Minnesota Higher Education Facilities Authority, St. Scholastica College, Series 6-S
4.375%, 12/01/2016	360	313
4.500%, 12/01/2017	380	326
Minnesota Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,072
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	500	506
4.200%, 12/15/2015	880	883
4.300%, 12/15/2016	925	921
5.000%, 12/15/2018	1,005	1,026
5.000%, 12/15/2019	1,060	1,068
		19,252
Healthcare - 26.0%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	667
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	296
4.250%, 09/01/2015	500	480
5.000%, 09/01/2017	500	499
5.000%, 09/01/2018	1,050	1,034
5.000%, 09/01/2019	1,110	1,077
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	362
5.000%, 06/01/2017	1,340	1,117
5.000%, 06/01/2019	1,320	1,050
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 02/15/2014 @ 100
5.375%, 02/15/2022 ¸	2,045	2,355
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	745
5.000%, 04/01/2014	800	772
5.000%, 04/01/2015	845	802
5.000%, 04/01/2017	1,815	1,666
Hastings Health Care Facility, Regina Medical Center (ACA)
5.000%, 09/15/2013	500	467
Maple Grove Health Care Facilities, Maple Grove Hospital
5.000%, 05/01/2017	1,000	1,005
Maple Grove Health Care Facilities, North Memorial
4.500%, 09/01/2017	1,730	1,665
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013	345	336
4.750%, 11/01/2020	1,155	1,003
Meeker County Hospital Facilities, Memorial Hospital Project
5.625%, 11/01/2022	1,000	805
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 ¸	2,500	2,910
5.750%, 11/15/2032 ¸	1,300	1,502
Minneapolis Healthcare System, Fairview Health Services, Series A
6.375%, 11/15/2023	4,000	4,165
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 §	605	673
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	287
5.500%, 02/01/2012	200	206
5.500%, 02/01/2015	730	745
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A (NATL)
5.500%, 11/15/2017	305	309
5.750%, 11/15/2026	10	9
Monticello, Big Lake Community Hospital, Series C
5.750%, 12/01/2015	2,320	2,147
Northfield Hospital Revenue
5.000%, 11/01/2013	880	873
5.000%, 11/01/2014	920	901
5.500%, 11/01/2017	1,080	1,053
Plymouth Health Facilities, Westhealth Project, Series A (FSA)
6.200%, 06/01/2011	1,360	1,364
Redwood Falls Hospital Facilities Revenue
5.000%, 12/01/2021	1,015	742
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	296
5.000%, 09/01/2017	1,785	1,712
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series C
5.625%, 07/01/2026	2,500	2,437
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (NATL)
5.000%, 11/15/2015	500	509
5.000%, 11/15/2019	1,000	981
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2019	1,000	936
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,419
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.250%, 05/01/2015	1,500	1,316
5.750%, 05/01/2025	2,000	1,519
Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	500	479
4.250%, 06/01/2016	260	245
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.000%, 12/01/2013	400	406
Winona Health Care Facilities, Series A
5.300%, 07/01/2017	525	501
Winona Health Care Facilities, Winona Health Obligated Group
5.000%, 07/01/2020	1,000	887
		49,732
Housing - 1.2%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	35	35
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	1,413
Worthington Housing Authority, Meadows Worthington Project, Series A
5.000%, 11/01/2017	1,000	804
		2,252
Lease Revenue - 2.8%
Andover Economic Development Authority Public Facilities Lease Revenue, Community Center, Crossover Refunded 02/01/2014 @ 100
5.000%, 02/01/2019 z	730	793
5.000%, 02/01/2019 z	495	537
Pine County Housing & Redevelopment Authority, Series A
4.500%, 02/01/2016	465	470
4.500%, 02/01/2017	385	384
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.500%, 12/01/2019	180	179
4.500%, 12/01/2020	290	285
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center
4.000%, 06/01/2012	195	198
St. Paul Port Authority, Office Building
5.000%, 12/01/2019	2,415	2,514
		5,360
Miscellaneous - 0.8%
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,503

Tax Revenue - 2.1%
Hennepin County Sales Tax, Ballpark Project, Series B
4.375%, 12/15/2022	555	568
5.000%, 12/15/2029	1,000	1,016
Minneapolis Tax Increment Revenue, Grant Park Project
5.200%, 02/01/2022	1,000	725
Minneapolis, St. Anthony Falls Project
5.000%, 02/01/2017	1,040	811
5.300%, 02/01/2021	570	399
St. Anthony Housing & Redevelopment Authority, Silver Lake Village Project
5.000%, 08/01/2015	705	586
		4,105
Transportation - 7.4%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (NATL)
5.000%, 01/01/2019	1,000	1,034
5.000%, 01/01/2020	2,200	2,266
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
5.000%, 01/01/2020	2,125	1,783
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) (NATL)
5.750%, 01/01/2010	2,380	2,430
5.625%, 01/01/2014	1,000	1,011
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 ¸	3,095	3,317
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	998
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (IBC) (NATL)
5.500%, 07/01/2013	1,250	1,253
		14,092
Utilities - 10.7%
Chaska Electric, Series A
5.650%, 10/01/2009	720	733
5.650%, 10/01/2010	760	798
4.200%, 10/01/2015	1,000	1,027
Cohasset Pollution Control, Allete Project (IBCC) (RAAI)
4.950%, 07/01/2022	2,230	2,035
Minnesota State Municipal Power Agency
4.125%, 10/01/2017	420	420
5.250%, 10/01/2022	1,000	1,021
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGTY)
5.000%, 01/01/2019	1,000	1,033
5.000%, 01/01/2021	2,000	2,020
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
5.000%, 01/01/2013	380	406
5.000%, 01/01/2017	460	479
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2016	500	534
Shakopee Public Utilities, Series A (FSA)
4.250%, 02/01/2018	295	302
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.000%, 01/01/2011	1,270	1,285
5.250%, 01/01/2014	2,000	2,153
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (NATL)
4.150%, 01/01/2020 	3,500	2,250
4.340%, 01/01/2021 	5,000	3,019
Western Minnesota Municipal Power Agency, Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,003
		20,518

Total Revenue Bonds		121,578

General Obligations - 25.5%
Anoka County Capital Improvements, Series A
4.100%, 02/01/2018	610	640
5.000%, 02/01/2020	1,000	1,102
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,335	1,377
Anoka County Capital Improvements, Series C
4.100%, 02/01/2018	285	303
4.200%, 02/01/2019	595	628
Anoka County, Series D
5.000%, 02/01/2024	500	517
Anoka-Hennepin Independent School District #11, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2014 z	2,000	2,115
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 z	600	624
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2012 z	1,000	1,057
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.250%, 02/01/2020	1,200	1,259
Chaska Independent School District #112, Series A (MSDCEP) (NATL)
4.250%, 02/01/2019	1,000	1,059
Chatfield Independent School District #227, Series A (FSA) (MSDCEP)
4.000%, 02/01/2018	450	481
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,036
Dakota County Community Development Agency, Senior Housing Facilities, Series A
4.375%, 01/01/2019	510	535
4.500%, 01/01/2020	215	225
Dassel Cokato Independent School District #466, Series A (MSDCEP)
4.000%, 03/01/2014	300	322
Duluth Independent School District #709, Series A (FSA) (MSDCEP)
4.250%, 02/01/2022	1,150	1,176
Duluth, Series A
4.500%, 02/01/2021	1,160	1,207
4.500%, 02/01/2022	465	478
4.625%, 02/01/2024	1,100	1,120
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 z	1,260	1,366
Minneapolis Special School District #1 (MSDCEP)
4.000%, 02/01/2018	1,135	1,196
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 z	3,450	3,719
5.000%, 04/01/2016 z	2,510	2,705
Mounds View Independent School District #621, Series A (MSDCEP) (NATL)
5.000%, 02/01/2018	2,340	2,404
Mounds View Independent School District #621, Series A (MSDCEP)
5.000%, 02/01/2019	2,565	2,693
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 z	1,000	1,063
Pequot Lakes Independent School District #186, Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 z	500	539
Perham, Disposal System (AMT)
5.850%, 05/01/2015	1,205	1,211
Puerto Rico Commonwealth (NATL)
6.000%, 07/01/2014	1,605	1,635
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	945
Puerto Rico Commonwealth, Series A
5.500%, 07/01/2018	1,000	917
5.500%, 07/01/2018	575	528
Puerto Rico Commonwealth, Series A (SGI)
5.500%, 07/01/2017	1,000	931
Robbinsdale Independent School District #281, Alternative Facilities, Series B (MSDCEP)
4.500%, 02/01/2021	500	534
Rochester Wastewater, Series A
4.000%, 12/01/2018	1,140	1,219
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
2.248%, 02/01/2013 z 	1,055	905
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
2.246%, 02/01/2012 z 	1,790	1,626
South Washington County, Independent School District #833, Series B (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,105
St. Cloud Library Sales Tax, Series B (FSA)
4.000%, 02/01/2018	1,000	1,050
St. Michael Independent School District #885, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 z	1,190	1,278
5.000%, 02/01/2017 z	1,000	1,074
Wright County Jail, Series A (MCCEP)
4.500%, 12/01/2020	640	683
Zumbrota-Mazeppa Independent School District #2805, Series A (MSDCEP)
4.000%, 02/01/2019	200	210
		48,797
Certificates of Participation - 1.6%
Duluth Independent School District #709, Series B (MSDCEP)
4.000%, 02/01/2019	1,890	1,938
Northeast Metropolitan Intermediate School District #916
4.250%, 01/01/2015	1,000	1,009
		2,947
Total Municipal Bonds
(Cost $175,269)		173,322

Short-Term Investments - 8.4%
Money Market Fund - 4.8%	SHARES
First American Tax Free Obligations Fund, Class Z±	9,108,313	9,108

Variable Rate Demand Note ❖ - 3.6%	PAR
Cohasset Power & Light Company Project, Series A
0.550%, 06/01/2020	$7,000	7,000

Total Short-Term Investments
(Cost $16,108)		16,108

Total Investments Ө - 99.1%
(Cost $191,377)		189,430
Other Assets and Liabilities, Net - 0.9%		1,782
Total Net Assets - 100.0%		$191,212

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

z	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of March 31, 2009.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $191,377.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$5,673
	Gross unrealized depreciation	(7,620)
	Net unrealized depreciation	$(1,947)

	ACA - ACA Financial Guaranty Corporation
	AGTY - Assured Guaranty
	AMBAC - American Municipal Bond Assurance Corporation
	AMT - Alternative Minimum Tax. As of March 31, 2009, the aggregate market value of securities subject to the AMT was $8,317, which represents 4.3% of total net assets.
	FGIC - Financial Guaranty Insurance Corporation
	FNMA - Federal National Mortgage Association
	FSA - Financial Security Assurance
	GNMA - Government National Mortgage Association
	IBC - Insured Bond Certificates
	IBCC - Insured Bond Custodial Certificate
	MCCEP - Minnesota County Credit Enhancement Program
	MSDCEP - Minnesota School District Credit Enhancement Program
	NATL - National Public Finance Guarantee Corporation
	RAAI - Radian Asset Assurance Inc.
	SGI - Syncora Guarantee Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies, information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 9,108
Level 2 - Other significant observable inputs	180,322
Level 3 - Significant unobservable inputs	—
Total	$ 189,430

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 92.7%
Revenue Bonds - 82.7%
Continuing Care Retirement Communities - 2.5%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	$1,750	$1,103
Golden Valley, Covenant Retirement Communities, Series A
5.500%, 12/01/2029	1,450	1,098
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	1,275	701
Prior Lake Senior Housing Revenue, Shepherds Path, Series B
5.700%, 08/01/2036	1,000	692
		3,594
Economic Development - 1.0%
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
5.550%, 08/01/2016	500	438
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D (AMT)
7.250%, 08/01/2020	1,065	1,018
		1,456
Education - 4.8%
Baytown Lease Revenue, St. Croix Preparatory Academy, Series A
7.000%, 08/01/2038	1,500	1,162
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2026	1,725	1,403
5.500%, 05/01/2027	820	659
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2026	30	26
Minnesota Higher Education Facilities Authority, Vermilion Community College, Series 3-T
6.000%, 01/01/2013	290	290
St. Paul Housing & Redevelopment Authority, Community Peace Academy, Series A
5.000%, 12/01/2036	800	480
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	1,943
University of Minnesota, Series A
5.125%, 04/01/2034	1,000	1,014
		6,977
Healthcare - 28.9%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	1,014
Cuyuna Range Hospital District
5.000%, 06/01/2029	3,150	2,066
5.500%, 06/01/2035	350	227
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 02/15/2014 @ 100
5.250%, 02/15/2028 ¸	1,065	1,220
Glencoe Health Care Services Facilities Project, Glencoe Regional Health
5.000%, 04/01/2031	2,000	1,425
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	1,615
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,306
5.250%, 05/01/2025	1,000	937
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A
5.250%, 11/01/2016	305	296
5.850%, 11/01/2023	875	812
Meeker County Hospital Facilities, Memorial Hospital Project
5.750%, 11/01/2027	1,000	776
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 ¸	1,500	1,746
5.750%, 11/15/2032 ¸	2,400	2,772
Minneapolis Healthcare System, Fairview Health Services, Series A
6.625%, 11/15/2028	3,000	3,087
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A
6.375%, 11/15/2029	125	124
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 ¸	3,875	4,234
Monticello, Big Lake Community Hospital, Series A
5.750%, 12/01/2019	1,000	813
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	1,000	789
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,456
Redwood Falls Hospital Revenue, Redwood Area Hospital Project
5.125%, 12/01/2036	3,000	1,809
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,579
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Pre-refunded 07/01/2014 @ 100
5.500%, 07/01/2025 ¸	2,000	2,332
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series C
5.750%, 07/01/2030	1,000	953
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (NATL)
5.000%, 11/15/2012	2,500	2,584
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,304	1,466
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2026	2,000	1,661
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	585
St. Paul Housing & Redevelopment Authority, Regions Hospital
5.250%, 05/15/2018	500	466
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.875%, 05/01/2030	900	650
St. Paul Port Authority, HealthEast Midway Campus, Series B
6.000%, 05/01/2030	1,800	1,322
		42,122
Housing - 12.3%
Cottage Grove Senior Housing Revenue, PHS/Cottage Grove Inc. Project, Series A
5.000%, 12/01/2031	850	541
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
5.900%, 04/20/2042	2,000	2,020
Hopkins Elderly Housing, St. Theresa Project, Series A (FHA) (GNMA)
5.600%, 11/20/2017	460	464
Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	1,999
Minneapolis & St. Paul Housing Financing Board, Single Family, Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	974	890
Minneapolis Housing Revenue, Keeler Apartments, Series A
5.000%, 10/01/2037	1,350	844
Minneapolis Multifamily Housing Revenue, Vantage Flats Project (AMT) (GNMA)
5.200%, 10/20/2048	875	809
Minnesota Housing Finance Agency, Residential Housing, Series B (AMT)
5.650%, 07/01/2033	665	641
Minnesota Housing Finance Agency, Residential Housing, Series B1-RMK (AMT)
5.350%, 07/01/2033	1,305	1,208
Minnesota Housing Finance Agency, Residential Housing, Series D (AMT)
4.700%, 07/01/2027	3,465	3,024
Minnesota Housing Finance Agency, Residential Housing, Series F (AMT)
5.400%, 07/01/2030	2,185	2,064
Minnesota Housing Finance Agency, Single Family Mortgage, Series C (AMT)
6.100%, 07/01/2030	280	282
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,016
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A
5.250%, 10/01/2042	1,100	655
White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
6.000%, 08/01/2020	1,020	1,021
Worthington Housing Authority, Meadows Worthington Project, Series A
5.375%, 05/01/2037	880	526
		18,004
Lease Revenue - 4.7%
Lakeville Housing & Redevelopment Authority, Ice Arena Project
4.625%, 02/01/2032	585	503
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A
4.900%, 02/01/2015	850	857
5.000%, 02/01/2016	895	902
5.100%, 02/01/2017	900	906
Pine County Housing & Redevelopment Authority, Series A
5.000%, 02/01/2028	1,000	889
5.000%, 02/01/2031	1,890	1,625
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.750%, 12/01/2026	500	459
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 1
5.000%, 08/01/2036	1,375	736
		6,877
Miscellaneous - 1.3%
Little Canada Commercial Development, RLF Minnesota Project
7.100%, 04/01/2013	790	771
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,133
		1,904
Recreational Facility Authority - 1.1%
Moorhead, Golf Course, Series B
5.875%, 12/01/2021	2,000	1,679

Tax Revenue - 0.3%
Minneapolis, St. Anthony Falls Project
5.650%, 02/01/2027	400	252
5.750%, 02/01/2027	300	192
		444
Transportation - 6.6%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (AMBAC)
5.000%, 01/01/2017	1,000	1,075
5.000%, 01/01/2019	3,250	3,407
5.000%, 01/01/2020	5,000	5,208
		9,690
Utilities - 19.2%
Chaska Electric, Series A
6.100%, 10/01/2030	45	45
Minnesota Public Facilities Authority, Clean Water, Series B
5.000%, 03/01/2018	2,000	2,299
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGTY)
5.000%, 01/01/2018	1,985	2,077
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
5.000%, 01/01/2026	2,000	1,984
Puerto Rico Electric Power Authority, Series SS (NATL)
5.000%, 07/01/2024	2,000	1,712
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (NATL)
3.940%, 01/01/2019 	4,000	2,734
4.340%, 01/01/2021 	5,000	3,019
4.650%, 01/01/2023 	3,000	1,595
4.780%, 01/01/2024 	11,000	5,480
4.949%, 01/01/2025 	4,250	1,968
5.040%, 01/01/2026 	6,300	2,737
5.131%, 01/01/2027 	3,000	1,221
Western Minnesota Municipal Power Agency (AMBAC)
5.500%, 01/01/2015	550	578
Western Minnesota Municipal Power Agency, Escrowed to Maturity (NATL)
9.750%, 01/01/2016 §	410	573
		28,022

Total Revenue Bonds		120,769

General Obligations - 8.6%
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.500%, 02/01/2022	1,430	1,489
Minneapolis Sports Arena
5.100%, 04/01/2013	500	502
5.100%, 10/01/2013	250	251
Minnesota
5.000%, 08/01/2013	2,000	2,273
Minnesota Highway & Various Purpose
5.000%, 08/01/2020	3,800	4,231
Minnesota, Series A
5.000%, 06/01/2018	2,000	2,318
Perham, Disposal System (AMT)
6.000%, 05/01/2022	1,500	1,481
		12,545

Certificate of Participation - 1.4%
Duluth Independent School District #709, Series B (MSDCEP)
4.000%, 02/01/2019	2,000	2,051

Total Municipal Bonds
(Cost $146,561)		135,365

Short-Term Investments - 6.2%
Money Market Fund - 0.5%	SHARES
First American Tax Free Obligations Fund, Class Z ±	779,348	779

U.S. Treasury Obligation - 0.0%	PAR
U.S. Treasury Bill
0.020%, 04/09/2009 U	$40	40

Variable Rate Demand Notes ❖ - 5.7%
Brown County, Martin Luther College Project
0.420%, 09/01/2024	200	200
Cohasset Power & Light Company Project, Series A
0.550%, 06/01/2020	7,000	7,000
Maple Grove Multifamily Housing Revenue (LOC: Wells Fargo Bank)
0.420%, 11/01/2031	460	460
Minneapolis, Guthrie Theater Project, Series A (LOC: Wells Fargo Bank)
0.420%, 10/01/2023	395	395
Minneapolis Multifamily Housing Revenue, Hedwigs Assisted Project
0.420%, 12/01/2027	215	215
		8,270
Total Short-Term Investments
(Cost $9,089)		9,089

Total Investments Ө - 98.9%
(Cost $155,650)		144,454
Other Assets and Liabilities, Net - 1.1%		1,580
Total Net Assets - 100.0%		$146,034

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.
¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
U	Yield shown is effective yield as of March 31, 2009.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of March 31, 2009.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $155,650.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$3,918
	Gross unrealized depreciation	(15,114)
	Net unrealized depreciation	$(11,196)

	AGTY - Assured Guaranty
	AMBAC - American Municipal Bond Assurance Corporation
	AMT - Alternative Minimum Tax. As of March 31, 2009, the aggregate market value of securities subject to the AMT was $13,854, which represents 9.5% of total net assets.
	FHA - Federal Housing Administration
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	LOC - Letter of Credit
	MSDCEP - Minnesota School District Credit Enhancement Program
	NATL - National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds, U.S. treasury bills, and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 779
Level 2 - Other significant observable inputs	143,675
Level 3 - Significant unobservable inputs	—
Total	$ 144,454

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 99.6%
Revenue Bonds - 81.6%
Continuing Care Retirement Communities - 3.8%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$1,577
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	500	310
Lee's Summit Industrial Development Authority, Senior Living Facilities, John Knox Village, Series A
5.000%, 08/15/2014	1,035	951
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
5.375%, 02/01/2035	1,500	1,055
St. Louis County Industrial Development Authority, Friendship Village West, Series A
5.500%, 09/01/2028	2,000	1,527
		5,420
Education - 7.2%
Curators University System Facilities, Series A
5.000%, 11/01/2033	1,000	989
Lincoln University Auxiliary System Revenue (AGTY)
5.125%, 06/01/2037	1,000	951
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,003
Missouri Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project
5.000%, 11/01/2019	2,540	2,658
Missouri Health & Educational Facilities Authority, Washington University, Series A
5.000%, 02/15/2019	1,465	1,607
5.375%, 03/15/2039	3,000	3,129
		10,337
Healthcare - 17.2%
Boone County Hospital
5.050%, 08/01/2020	1,200	1,107
5.625%, 08/01/2038	2,000	1,707
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital
5.625%, 06/01/2022	245	222
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital,
Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022¸	1,255	1,412
Carthage Hospital Revenue
6.000%, 04/01/2038	1,000	615
Cass County Hospital Revenue
5.500%, 05/01/2027	2,000	1,391
Clinton County Industrial Development Authority, Health Facilities Revenue, Cameron Regional Medical Center
5.000%, 12/01/2037	1,000	535
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,305
5.000%, 03/01/2022	1,000	865
Indiana Financial Authority Health Systems, Sisters of St. Francis Health
5.250%, 11/01/2024	1,000	945
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	1,696
Missouri Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 §	3,310	3,864
Missouri Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
5.000%, 08/15/2019	2,300	2,172
Missouri Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	511
Missouri Health & Educational Facilities Authority, SSM Health Care, Series A
5.000%, 06/01/2036	2,000	1,795
Missouri Health & Educational Facilities Authority, SSM Health Care, Series B (NATL)
5.000%, 06/01/2018	445	447
Missouri Health & Educational Facilities Authority, St. Lukes Health, Series 2003-B (FSA)
5.500%, 11/15/2032	2,000	1,923
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	600
St. Louis County Industrial Development Authority, Ranken-Jordan Project
4.250%, 11/15/2014	125	108
5.000%, 11/15/2027	670	387
5.000%, 11/15/2035	1,300	691
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035¸	500	602
		24,900
Housing - 3.9%
Missouri Housing Development Commission, Homeownership Loan Program, Series A1 (AMT) (FHLMC) (FNMA) (GNMA)
5.300%, 03/01/2039	655	604
Missouri Housing Development Commission, Homeownership Loan Program, Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	2,175	1,897
Missouri Housing Development Commission, Homeownership Loan Program, Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	520	459
Riverside Industrial Development Authority, Riverside Horizons Project, Series A (ACA)
5.000%, 05/01/2027	1,500	1,260
University City Industrial Development Authority, Multifamily Housing, Series A (GNMA)
5.950%, 12/20/2025	1,400	1,400
		5,620
Lease Revenue - 16.0%
Cape Girardeau County, Jackson School District #R-2 (NATL)
5.250%, 03/01/2026	1,000	1,010
Clay County, Public Building Authority (FSA)
5.125%, 05/15/2014	2,000	2,005
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (AMBAC)
5.568%, 04/15/2027 	2,000	743
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G (AMT)
4.750%, 09/01/2028	4,000	2,836
Missouri Board of Public Buildings, Series A
5.000%, 10/15/2027	1,000	1,016
Missouri Board of Public Buildings, State Office Building Special Obligation, Series A
5.000%, 05/01/2017	1,000	1,056
5.125%, 05/01/2026	5,000	5,088
Missouri Board of Public Buildings, State Office Building Special Obligation, Series A (NATL)
5.000%, 05/01/2024	5,000	5,096
Missouri Development Finance Board, Branson, Series A
5.000%, 12/01/2017	1,000	890
5.375%, 12/01/2022	750	638
Missouri Development Finance Board, Infrastructure Facilities, Independence Water System, Series C
5.750%, 11/01/2029	500	494
Platte County School District #R-3 (MDDP)
5.000%, 03/01/2028	200	197
Springfield Public Building, Capital Improvement Project (AMBAC)
5.000%, 03/01/2024	2,000	2,039
		23,108
Miscellaneous - 2.3%
Kennett Industrial Development Authority, Manac Trailers USA Project (LOC: Region's Bank) (AMT)
4.250%, 03/01/2022	1,500	1,283
4.250%, 03/01/2024	500	409
Missouri Development Finance Board, Eastland Center Project, Series A
4.250%, 04/01/2015	1,010	1,015
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	630
		3,337
Revolving Funds - 8.2%
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A
4.750%, 07/01/2020	2,000	2,164
5.750%, 01/01/2029	1,000	1,092
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B
5.250%, 01/01/2015	1,225	1,241
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C
4.750%, 07/01/2023	410	430
5.000%, 07/01/2023	6,655	6,883
		11,810
Tax Revenue - 9.1%
Belton Increment Tax Revenue, Town Center Project
5.625%, 03/01/2025	550	401
Columbia Electric Utility Improvement, Series A
5.000%, 10/01/2021	400	427
5.000%, 10/01/2023	445	467
5.125%, 10/01/2030	500	503
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	998
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	335
4.500%, 11/01/2022	715	648
Howard Bend Levee District (SGI)
5.500%, 03/01/2026	1,745	1,581
Jackson County Harry Truman Sports Complex (AMBAC)
5.000%, 12/01/2028	3,000	2,898
Kansas City Tax Increment Financing Commission, Maincor Project, Series A
5.250%, 03/01/2018	500	413
Missouri Development Finance Board, Independence Centerpoint Project, Series E
5.125%, 04/01/2025	1,000	936
Missouri Development Finance Board, Independence Crackerneck Creek Project, Series B
5.000%, 03/01/2025	1,000	793
Osage Beach Tax Increment Revenue, Prewitt's Point Project
5.000%, 05/01/2023	1,455	967
Raytown Live Redevelopment Plan, Project #1
5.125%, 12/01/2031	1,000	900
Riverside Tax Increment Revenue, L-385 Levee Project
5.250%, 05/01/2020	1,000	880
		13,147
Transportation - 5.0%
Kansas City Airport Revenue, Series A
4.000%, 09/01/2014	590	604
Missouri Highways & Transportation Commission
4.750%, 05/01/2027	360	366
Missouri Highways & Transportation Commission, Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 ¸	5,000	5,393
Puerto Rico Commonwealth Highway & Transportation Authority, Series K
5.000%, 07/01/2017	1,000	900
		7,263
Utilities - 8.9%
Kansas City Sanitary Sewer System Revenue, Series A
5.250%, 01/01/2034	2,000	2,018
Kansas City Water Revenue, Series A
5.250%, 12/01/2032	500	504
Metropolitan St. Louis Sewer District, Wastewater Systems Revenue, Series A
5.750%, 05/01/2038	500	523
Metropolitan St. Louis Sewer District, Wastewater Systems Revenue, Series A (NATL)
5.000%, 05/01/2023	1,075	1,103
Missouri Development Finance Board, Independence Water System (AMBAC)
5.000%, 11/01/2024	1,000	1,007
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue, Iatan 2 Project, Series A
6.000%, 01/01/2039	2,000	1,975
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue, Iatan 2 Project, Series A (AMBAC)
5.000%, 01/01/2028	1,000	943
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue, Plum Point Project (NATL)
5.000%, 01/01/2016	1,500	1,456
North Central Regional Water Commission, Waterworks Systems Revenue
5.000%, 01/01/2037	2,070	1,589
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	1,000	874
St. Joseph Industrial Development Authority, Sewer System Improvements Project
4.750%, 04/01/2020	500	481
4.750%, 04/01/2021	390	372
		12,845

Total Revenue Bonds		117,787

General Obligations - 10.8%
Blue Springs Neighborhood Improvement
5.000%, 02/15/2029	850	850
Jackson County School District #4, Blue Springs, Series A
4.750%, 03/01/2026	2,000	2,036
Jackson County School District #7, Lee's Summit
4.750%, 03/01/2027	1,000	1,009
Jefferson City School District, Series A, Escrowed to Maturity
6.700%, 03/01/2011 §	525	564
Ladue School District
5.000%, 03/01/2023	1,500	1,576
North Kansas City School District #74 (MDDP)
5.000%, 03/01/2019	500	563
Platte County School District #R-3 (NATL)
5.000%, 03/01/2024	685	708
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	1,000	811
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101 (FSA)
5.500%, 08/01/2023 ¸	2,000	2,054
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	619
St. Charles Community College (NATL)
5.250%, 02/15/2018	1,220	1,375
St. Charles County, Francis Howell School District (FGIC) (MDDP) (NATL)
5.250%, 03/01/2018	2,095	2,428
St. Charles County, Francis Howell School District (MDDP)
5.000%, 03/01/2027	1,000	1,037
Total General Obligations		15,630

Certificates of Participation - 7.2%
Belton Refunding & Improvement
5.250%, 03/01/2029	355	279
Belton Refunding & Improvement (NATL)
4.375%, 03/01/2019	500	440
4.500%, 03/01/2022	500	423
Cottleville
5.125%, 08/01/2026	200	164
5.250%, 08/01/2031	1,700	1,309
Hazelwood School District, Energy Improvements Project
4.500%, 03/01/2017	515	532
4.500%, 03/01/2018	445	454
Kansas City Metropolitan Junior College District
4.500%, 07/01/2021	1,375	1,413
Missouri School Boards Association, Liberty Public School District #53 (FSA)
5.250%, 03/01/2025	1,015	1,058
Ozark R-6 School District Lease (FSA)
5.000%, 09/01/2025	645	652
Texas County Justice Center Project (AGTY)
4.500%, 12/01/2025	3,535	3,161
Union, Series A
5.200%, 07/01/2023	520	486
Total Certificates of Participation		10,371

Total Municipal Bonds
(Cost $153,110)		143,788
Short-Term Investments - 3.8%
First American Tax Free Obligations Fund, Class Z ±	SHARES
(Cost $5,557)	5,556,728	5,557

Total Investments Ө - 103.4%
(Cost $158,667)		149,345
Other Assets and Liabilities, Net - (3.4)%		(4,934)
Total Net Assets - 100.0%		$144,411

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund's board of directors.
	Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations
	obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not
	readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.
	Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of
	March 31, 2009, the fund held no fair valued securities.
¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $158,667.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$3,398
	Gross unrealized depreciation	(12,720)
	Net unrealized depreciation	$(9,322)

	ACA - ACA Financial Guaranty Corporation
	AGTY - Assured Guaranty
	AMBAC - American Municipal Bond Assurance Corporation
	AMT - Alternative Minimum Tax. As of March 31, 2009, the aggregate
	market value of securities subject to the AMT was $8,118, which
	represents 5.6% of total net assets.
	FGIC - Financial Guaranty Insurance Corporation
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	FSA - Financial Security Assurance
	GNMA - Government National Mortgage Association
	LOC - Letter of Credit
	MDDP - Missouri Direct Deposit Program
	NATL - National Public Finance Guarantee Corporation
	RAAI - Radian Asset Assurance Inc.
	SGI - Syncora Guarantee Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies, information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 5,557
Level 2 - Other significant observable inputs	143,788
Level 3 - Significant unobservable inputs	—
Total	$ 149,345

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Nebraska Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 97.9%
Revenue Bonds - 75.5%
Continuing Care Retirement Communities - 2.3%
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.750%, 01/01/2026	$100	$76
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	275	151
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	200	142
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	501
		870

Education - 19.6%
Anderson, Indiana, Economic Development, Anderson University Project
5.000%, 10/01/2032	575	367
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	990	768
Missouri Health & Educational Facilities Authority, Washington University, Series A
5.375%, 03/15/2039	500	521
Nebraska Educational Finance Authority (RAAI)
5.000%, 04/01/2017	605	550
Nebraska Elementary & Secondary School Finance Authority, Boy's Town Project
4.750%, 09/01/2028	500	473
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,121
University of Nebraska Facility Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	530
University of Nebraska, Lincoln Memorial Stadium, Series A
5.000%, 11/01/2015	500	525
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	769
University of Nebraska, Omaha Health & Recreation Project
5.000%, 05/15/2033	1,000	988
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	347
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	515
		7,474

Healthcare - 18.7%
Adams County Hospital Authority #1, Mary Lanning Memorial Hospital Project (RAAI)
5.250%, 12/15/2033	1,000	795
Douglas County Hospital Authority #2, Boy's Town Project
4.750%, 09/01/2028	1,000	878
Douglas County Hospital Authority #2, Children's Hospital
6.000%, 08/15/2028	1,000	980
Douglas County Hospital Authority #3, Methodist Health
5.500%, 11/01/2038	1,000	813
Halifax Florida Hospital, Medical Center, Series A
5.000%, 06/01/2038	600	413
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	600	463
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 ¸	500	543
Madison County Hospital Authority #1, Faith Regional Health Services Project, Pre-refunded 01/01/2012 @ 100 (RAAI)
5.500%, 07/01/2021 ¸	500	552
Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project (RAAI)
5.200%, 11/15/2016	250	253
5.300%, 11/15/2017	805	816
Platte County Hospital Authority #1, Columbus Community Hospital Project (RAAI)
5.850%, 05/01/2014	650	655
		7,161

Housing - 2.7%
Nebraska Investment Finance Authority, Single Family Housing, Series D (AMT)
4.950%, 09/01/2026	450	423
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
5.150%, 11/20/2022	595	599
		1,022

Miscellaneous - 3.0%
Forsyth, Montana, Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	585	477
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Project (AMT)
4.850%, 04/01/2035	500	387
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	300	282
		1,146

Recreational Facility Authority - 3.2%
Douglas County Zoo Facility, Omaha's Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,231

Revolving Funds - 1.5%
Nebraska Investment Finance Authority, Drinking Water System
5.150%, 01/01/2016	580	581

Tax Revenue - 3.1%
Omaha Special Tax Revenue
5.250%, 10/15/2028	650	667
Omaha Special Tax Revenue, Series A
5.125%, 02/01/2032	500	501
		1,168

Utilities - 21.4%
Burt County Public Power District Electric Systems
4.850%, 07/01/2026	335	293
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	750	554
Grand Island Electrical Systems (NATL)
5.125%, 08/15/2016	750	795
Hastings Electrical Systems (FSA)
5.000%, 01/01/2015	250	263
Lincoln Electrical Systems
5.000%, 09/01/2026	250	253
Municipal Energy Agency of Nebraska, Power Supply Systems, Series A (BHAC)
5.375%, 04/01/2039	150	153
Nebraska Public Power District, Series B
5.000%, 01/01/2033	500	480
Omaha Public Power District, Electric Revenue, Series A
5.500%, 02/01/2033	1,000	1,029
5.500%, 02/01/2035	1,200	1,233
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2025	500	491
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	1,000	874
South Sioux City Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	213
Southern Nebraska Public Power District, Electric Systems
5.250%, 12/15/2028	1,500	1,524
		8,155

Total Revenue Bonds		28,808

General Obligations - 22.4%
Brown County
4.350%, 06/15/2026	200	190
4.700%, 12/15/2026	400	378
Buffalo County (AGTY)
6.000%, 12/15/2028	195	207
Douglas County School District #10, Elkhorn Public Schools
6.000%, 06/15/2028	500	523
Douglas County School District #17, Millard Public Schools
4.000%, 06/15/2017 «	1,000	1,039
Douglas County School District #54, Ralston Public Schools (FSA)
5.000%, 12/15/2016	845	901
La Vista
4.800%, 12/15/2026	345	330
Lancaster County Correctional Facility, Joint Public Agency Building
2.000%, 12/01/2010	1,000	1,015
Lancaster County School District #1, Lincoln Public Schools
5.250%, 07/15/2019	220	229
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental
4.500%, 10/15/2026	750	729
Omaha
5.750%, 10/15/2028	450	493
Omaha-Douglas Public Building
4.900%, 05/01/2016	500	528
5.100%, 05/01/2020	300	313
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	375	304
Puerto Rico Commonwealth, Series C-7 (NATL)
6.000%, 07/01/2027	250	242
Saunders County (FSA)
5.000%, 11/01/2030	650	647
Scotts Bluff County
4.550%, 01/15/2026	500	496
Total General Obligations		8,564

Total Municipal Bonds
(Cost $38,996)		37,372

Short-Term Investments - 3.8%	SHARES
Money Market Fund - 3.6%
First American Tax Free Obligations Fund, Class Z ±	1,373,501	1,374
U.S. Treasury Obligation - 0.2%	PAR
U.S. Treasury Bill
0.070%, 04/09/2009 U	$100	100
Total Short-Term Investments
(Cost $1,474)		1,474
Total Investments Ө 101.7%
(Cost $40,470)		38,846
Other Assets and Liabilities, Net - (1.7)%		(658)
Total Net Assets - 100.0%		$38,188

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
«	Security purchased on a when-issued basis. On March 31, 2009, the total cost of investments purchased on a when-issued basis was $1,034 or 2.7% of total net assets.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor for this fund.
U	Yield shown is effective yield as of March 31, 2009.
Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $40,470. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$871
	Gross unrealized depreciation	(2,495)
	Net unrealized depreciation	$(1,624)

AGTY -	Assured Guaranty
AMBAC-	American Municipal Bond Assurance Corporation
AMT-	Alternative Minimum Tax. As of March 31, 2009, the aggregate market value of securities subject to the AMT was $1,092, which represents 2.9% of total net assets.
BHAC -	Berkshire Hathaway Assurance Corporation
FSA-	Financial Security Assurance
GNMA-	Government National Mortgage Association
NATL -	National Public Finance Guarantee Corporation
RAAI-	Radian Asset Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,374
Level 2 - Other significant observable inputs	37,472
Level 3 - Significant unobservable inputs	—
Total	$ 38,846

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Ohio Tax Free Bond Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 96.9%
Revenue Bonds - 64.0%
Continuing Care Retirement Communities - 2.7%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A
5.000%, 07/01/2026	$800	$514
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A (RAAI)
5.125%, 07/01/2022	500	436
Hamilton County Health Care, Life Enriching Communities Project, Series A
5.000%, 01/01/2027	400	276
		1,226
Education - 17.5%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	213
Ohio Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	788
Ohio Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	403
Ohio Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,007
Ohio Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	855
Ohio Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	909
Ohio Higher Educational Facilities, Otterbein College Project, Series A
5.500%, 12/01/2028	500	488
Ohio Higher Educational Facilities, University of Dayton Project
5.375%, 12/01/2029	645	633
Ohio Higher Educational Facilities, Wittenburg University 2005 Project
5.000%, 12/01/2024	505	384
Ohio Higher Educational Facilities, Xavier University Project, Pre-refunded 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016 ¸	1,000	1,129
University of Cincinnati, Series A (FGIC) (NATL)
5.500%, 06/01/2014	1,000	1,076
		7,885
Healthcare - 13.0%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A (RAAI)
5.250%, 11/15/2016	800	772
Fairfield County Hospital Facilities, Fairfield Medical Center Project (RAAI)
5.000%, 06/15/2022	500	435
Franklin County Hospital, Nationwide Childrens, Series A
4.750%, 11/01/2023	365	339
Lake County Hospital Facilities, Lake Hospital System, Series C
5.625%, 08/15/2029	750	606
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	375
Lucas County Hospital Revenue, Promedica Healthcare, Series D
5.000%, 11/15/2038	400	336
Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	779
Montgomery County Revenue, Catholic Health Initiatives, Series D
6.250%, 10/01/2033	100	102
Ohio Higher Educational Facilities, University Hospital Health System, Series 2009A
6.750%, 01/15/2039	500	492
Richland County Hospital Facilities, Medcentral Health Systems
5.250%, 11/15/2036	600	468
Ross County Hospital Revenue, Adena Health Systems
5.500%, 12/01/2028	500	461
Scioto County Hospital Revenue, Southern Ohio Medical Center
5.750%, 02/15/2038	800	696
		5,861
Housing - 3.6%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	645	615
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series F (FHLMC) (FNMA) (GNMA)
5.450%, 09/01/2033	995	1,005
		1,620
Lease Revenue - 4.5%
Cleveland-Cuyahoga County Port Authority, Rita Project (RAAI)
5.000%, 11/15/2019	750	649
Riversouth Authority Revenue, Lazarus Building Redevelopment, Series A
5.750%, 12/01/2027	400	282
Riversouth Authority Revenue, Riverfront Area Redevelopment, Series A
5.250%, 12/01/2017	1,000	1,086
		2,017
Miscellaneous - 2.3%
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	1,026

Revolving Funds - 2.5%
Ohio Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 ¸	1,000	1,116

Tax Revenue - 1.0%
Buckeye Tobacco Settlement, Series A-2
5.875%, 06/01/2030	200	121
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	333
		454
Transportation - 2.1%
Columbus Regional Airport Authority (NATL)
5.000%, 01/01/2028	1,000	932

Utilities - 14.8%
American Municipal Power, Prairie State Energy Campus Project, Series A
5.000%, 02/15/2031	1,000	949
Columbus Sewer System, Series A
4.250%, 06/01/2030	1,000	902
Hamilton County Sewer System, Metropolitan Sewer District, Series A (NATL)
5.000%, 12/01/2026	930	942
Hamilton Electric Systems, Series A (FSA)
4.300%, 10/15/2016	1,000	1,056
Montgomery County Water, Greater Moraine Beaver (AMBAC)
5.375%, 11/15/2016	1,000	1,077
Northeast Ohio Regional Sewer District, Wastewater Revenue (NATL)
4.500%, 11/15/2037	700	625
Ohio Water Development Authority, Fresh Water Services, Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 §	750	752
Puerto Rico Electric Power Authority, Series WW
5.375%, 07/01/2023	400	359
		6,662
Total Revenue Bonds		28,799

General Obligations - 32.9%
Cincinnati City School District, Classroom Construction & Improvement (FGIC) (NATL)
5.250%, 12/01/2019	535	591
5.250%, 12/01/2027	380	397
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC) (NATL)
5.000%, 12/01/2011	500	536
Franklin County
4.500%, 12/01/2027	690	693
Gahanna (NATL)
5.000%, 12/01/2027	400	405
Greene County, General Infrastructure (AMBAC)
5.250%, 12/01/2026	1,000	1,035
Highland School District, Zero Coupon Bond (OSDCEP)
4.839%, 12/01/2022 	100	51
Highland School District, School Facilities Construction & Improvement (OSDCEP)
5.375%, 12/01/2033	1,000	1,028
Ohio Common Schools, Series A
5.125%, 09/15/2022	1,000	1,041
Ohio Higher Education, Series A
5.000%, 08/01/2022	1,000	1,026
Ohio Higher Education, Series A, Pre-refunded 02/01/2011 @ 100
5.000%, 02/01/2019 ¸	1,000	1,072
Ohio Higher Education, Series B
5.000%, 11/01/2015	1,000	1,072
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,138
Ohio State Parks & Recreational Facilities, Series II-A (FSA)
5.250%, 02/01/2020	1,000	1,082
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	246
Sidney City School District (FGIC) (NATL)
4.375%, 12/01/2027	755	671
Solon Rebuilding & Improvement
5.000%, 12/01/2021	1,000	1,061
St. Marys City School District, Construction & Improvement (FSA) (OSDCEP)
5.000%, 12/01/2028	600	601
Toledo City School District, School Facilities Improvement (FSA) (OSDCEP)
5.000%, 12/01/2014	1,000	1,078
Total General Obligations		14,824
Total Municipal Bonds
(Cost $45,236)		43,623

Short-Term Investments - 2.0%
Money Market Fund - 1.9%	SHARES
First American Tax Free Obligations Fund, Class Z ±	856,383	856

U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill U
0.045%, 04/09/2009	$40	40
Total Short-Term Investments
(Cost $896)		896
Total Investments Ө - 98.9%
(Cost $46,132)		44,519
Other Assets and Liabilities, Net - 1.1%		482
Total Net Assets - 100.0%		$45,001

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.
	If callable, these bonds may still be subject to call prior to maturity.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.

U	Yield shown is effective yield as of March 31, 2009.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $46,132.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$989
	Gross unrealized depreciation	(2,602)
	Net unrealized depreciation	$(1,613)

AMBAC - American Municipal Bond Assurance Corporation
AMT- Alternative Minimum Tax. As of March 31, 2009 the aggregate market value of securities subject to the AMT was $615, which represents 1.4% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
NATL - National Public Finance Guarantee Corporation
OSDCEP - Ohio School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 856
Level 2 - Other significant observable inputs	43,663
Level 3 - Significant unobservable inputs	—
Total	$ 44,519

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE s
Municipal Bonds - 98.1%
Revenue Bonds - 43.1%
Continuing Care Retirement Communities - 2.1%
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	$1,000	$651
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	621
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project, Series A
5.250%, 12/01/2026	1,000	634
Oregon Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes
8.000%, 11/15/2026	890	785
		2,691

Education - 4.6%
Forest Grove Campus Improvement, Pacific University Project, Series A (RAAI)
5.000%, 05/01/2022	2,500	2,112
Oregon Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	882
Oregon Facilities Authority, University of Portland Project, Series A
4.500%, 04/01/2021	2,000	1,717
Oregon Facilities Authority, Willamette University Projects, Series A
4.300%, 10/01/2021	1,085	983
		5,694

Healthcare - 8.5%
Clackamas County Hospital Facilities Authority, Legacy Health Systems
5.250%, 02/15/2011	2,000	2,036
5.375%, 02/15/2012	1,000	1,009
Deschutes County Facility Authority, Cascade Healthcare
7.375%, 01/01/2023	1,500	1,613
Deschutes County Facility Authority, Cascade Healthcare, Series B (AMBAC)
5.000%, 01/01/2016	250	249
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGTY)
4.750%, 09/01/2020	1,925	1,837
Medford Hospital Facilities Authority, Asante Health Systems, Series A (NATL)
5.250%, 08/15/2011	325	326
5.375%, 08/15/2012	320	321
Multnomah County Hospital Facilities Authority, Providence Health Systems
5.250%, 10/01/2022	1,000	1,012
Salem Hospital Facilities Authority, Series A
5.750%, 08/15/2023	1,500	1,487
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	723
		10,613

Housing - 1.5%
Oregon Housing & Community Services, Series A
6.000%, 07/01/2016	5	5
6.400%, 07/01/2018	190	190
Oregon Housing & Community Services, Series D
4.750%, 07/01/2022	1,250	1,244
Oregon Housing & Community Services, Series E (FHA)
5.750%, 07/01/2013	245	250
Oregon Housing & Community Services, Single Family, Series A
4.050%, 01/01/2018	245	243
		1,932

Lease Revenue - 0.7%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	907

Recreational Facility Authority - 0.8%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,037

Tax Revenue - 6.4%
Keizer Assessment Area A
5.200%, 06/01/2031	1,000	924
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,061
Oregon Department of Administrative Services Lottery, Series A (FSA)
5.000%, 04/01/2012	1,050	1,084
Portland Economic Development Revenue, Broadway Project, Series A
5.125%, 04/01/2016	880	944
6.250%, 04/01/2023	1,355	1,496
Portland Urban Renewal & Redevelopment, South Park Blocks, Series B
5.000%, 06/15/2021	2,030	2,184
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	276
		7,969

Transportation - 6.9%
Oregon Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 ¸	2,260	2,415
Oregon Department of Transportation, Highway User Tax, Series A
5.000%, 11/15/2024	1,000	1,034
Oregon Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 ¸	1,000	1,146
Port Morrow
4.875%, 06/01/2020	1,000	762
Portland International Airport, Series 12-A (FGIC) (NATL)
5.250%, 07/01/2011	1,165	1,180
5.250%, 07/01/2012	2,000	2,025
		8,562

Utilities - 11.6%
Eugene Electric Utilities (FSA)
5.000%, 08/01/2011	1,305	1,309
Lane County Metropolitan Wastewater Management
5.000%, 11/01/2022	1,500	1,549
Lane County Metropolitan Wastewater Management (FGIC) (NATL)
5.000%, 11/01/2021	820	849
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,423
4.800%, 06/01/2010	400	395
Portland Sewer Systems, First Lien, Series A
4.750%, 06/15/2024	1,000	1,035
Portland Sewer Systems, Second Lien, Series B (NATL)
5.000%, 06/15/2023	1,175	1,240
Portland Water Systems, Second Lien, Series A (NATL)
4.375%, 10/01/2024	500	502
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2025	1,500	1,472
Puerto Rico Electric Power, Series WW
5.375%, 07/01/2023	800	718
Washington County Clean Water Services (FGIC) (NATL)
5.125%, 10/01/2014	1,790	1,889
Washington County Clean Water Services (NATL)
5.000%, 10/01/2014	1,000	1,112
		14,493
Total Revenue Bonds		53,898

General Obligations - 51.6%
Chemeketa Community College District (SBG)
5.500%, 06/15/2024	1,000	1,087
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 §	2,170	2,501
Clackamas & Washington Counties School District #3JT, West Linn-Wilsonville (SBG)
4.125%, 06/15/2025	1,250	1,206
Clackamas Community College District (NATL)
5.000%, 05/01/2019	1,145	1,253
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	219
Clackamas County School District #12, North Clackamas, Convertible CABs, Deferred Interest, Series B (FSA) (SBG)
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022 »	3,135	2,960
Clackamas County School District #86, Canby (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,088
5.000%, 06/15/2021	1,305	1,380
Clackamas County School District #115, Series B (NATL) (SBG)
4.500%, 06/15/2021	1,975	2,039
The Dalles
4.000%, 06/01/2017	130	134
4.000%, 06/01/2018	140	143
4.000%, 06/01/2019	75	75
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (NATL) (SBG)
5.000%, 06/15/2013	1,250	1,388
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (NATL) (SBG)
4.437%, 06/15/2021 	1,000	585
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (SBG)
5.416%, 06/15/2022 	3,030	1,671
Deschutes & Jefferson Counties School District #6, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 ¸	1,725	1,894
Deschutes County (FSA)
5.000%, 12/01/2014	1,755	1,913
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,100
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,199
Josephine County Unit School District, Three Rivers (FGIC) (NATL) (SBG)
5.000%, 12/15/2019	1,000	1,107
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,168
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 ¸	1,000	1,156
Marion & Clackamas Counties School District #4J, Silver Falls (NATL) (SBG)
4.500%, 06/15/2022	1,305	1,334
McMinnville School District #40 (FSA)
5.500%, 06/15/2013	1,000	1,145
Metro
5.250%, 09/01/2014	1,000	1,069
5.000%, 06/01/2020	1,635	1,805
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 ¸	1,000	1,100
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 ¸	1,780	1,954
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,159
Multnomah-Clackamas County School District #28JT, Zero Coupon Bond (AMBAC) (SBG)
4.497%, 06/01/2016 	1,000	727
North Lincoln Fire & Rescue District #1 (FSA)
4.250%, 02/01/2018	125	132
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	426
Portland Community College Services, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 ¸	1,375	1,504
Portland Emergency Facilities, Series A
5.000%, 06/01/2012	1,060	1,066
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	945
Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	964
Salem-Keizer School District #24J, Deferred Interest, Series B, Zero Coupon Bond (SBG)
4.908%, 06/15/2022 	2,500	1,318
Tualatin Hills Park & Recreation District (FGIC) (NATL)
5.750%, 03/01/2013	870	986
Umatilla County School District #16-R, Pendleton (FGIC) (NATL)
5.250%, 07/01/2014	1,540	1,686
Wasco County School District #12 (FSA) (SBG)
5.500%, 06/15/2014	1,080	1,248
Washington & Clackamas Counties School District #23-J, Tigard (FGIC) (NATL)
5.500%, 06/01/2013	1,000	1,131
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
2.946%, 06/15/2014 	1,030	885
Washington County
5.000%, 06/01/2022	1,525	1,641
Washington County School District #48-J, Beaverton, Series A (FSA)
5.000%, 06/01/2014	1,600	1,812
5.000%, 06/01/2016	1,500	1,671
Washington, Multnomah & Yamhill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,125
Washington, Multnomah & Yamhill Counties School District #1-J, Hillsboro (NATL)
5.000%, 06/15/2019	2,490	2,713
Yamhill County School District #29-J, Newberg (FGIC) (NATL) (SBG)
5.250%, 06/15/2015	1,260	1,454
5.250%, 06/15/2016	1,835	2,120
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2023	1,005	1,070
Total General Obligations		64,456

Certificates of Participation - 3.4%
Multnomah County
4.750%, 08/01/2011	1,685	1,704
Oregon Department of Administrative Services, Series A
4.700%, 05/01/2025	1,500	1,468
Oregon Department of Administrative Services, Series A (FGIC) (NATL)
5.000%, 11/01/2018	1,060	1,117
Total Certificates of Participation		4,289

Total Municipal Bonds
(Cost $121,222)		122,643

Short-Term Investments - 1.1%	SHARES
Money Market Fund - 1.0%
First American Tax Free Obligations Fund, Class Z ±	1,255,647	1,256

U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
0.053%, 04/09/2009 U	$120	120
Total Short-Term Investments
(Cost $1,376)		1,376
Total Investments Ө - 99.2%
(Cost $122,598)		124,019
Other Assets and Liabilities, Net - 0.8%		1,058
Total Net Assets - 100.0%		$125,077

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
U	Yield shown is effective yield as of March 31, 2009.
Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $122,598.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$4,613
	Gross unrealized depreciation	(3,192)
	Net unrealized appreciation	$1,421

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Administration
FSA - Financial Security Assurance
NATL - National Public Finance Guarantee Corporation
RAAI - Radian Asset Assurance Inc.
SBG - School Bond Guaranty Program

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker's quotations or management's fair value procedures established by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,256
Level 2 - Other significant observable inputs	122,763
Level 3 - Significant unobservable inputs	—
Total	$ 124,019

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 86.4%
Alaska - 1.2%
Revenue Bond - 1.2%
Alaska Railroad Corporation Capital Grant Receipts (FGIC) (NATL)
5.000%, 08/01/2012	$1,825	$1,945

Arizona - 7.3%
Revenue Bonds - 3.1%
Maricopa County Hospital, Sun Health Corporation, Escrowed to Maturity
5.000%, 04/01/2011 §	3,815	4,110
Salt River Project, Arizona Agriculture Improvement & Power District Electric Systems, Series A
5.000%, 01/01/2020	500	543
University Medical Center Corporation, Hospital Revenue
5.000%, 07/01/2009	500	501
		5,154
Certificate of Participation - 4.2%
Arizona School Facilities Board Certificates, Series A (NATL)
5.000%, 09/01/2009	7,000	7,122
		12,276
Arkansas - 1.6%
Revenue Bond - 1.6%
North Little Rock Health Facilities Board, Baptist Health, Series B
5.375%, 12/01/2019	2,750	2,753

California - 0.3%
Revenue Bond - 0.3%
California Statewide Communities Development Authority, Daughters of Charity Health, Series F
5.000%, 07/01/2009	500	500

Colorado - 3.6%
Revenue Bonds - 2.3%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	496
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	439
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	957
Denver City & County Airport, Subseries A2, Mandatory Put 05/15/2010 @ 100 (AMT)
5.250%, 11/15/2032	2,000	2,030
		3,922
General Obligation - 1.3%
Denver City & County School District #1, Series A (STAID)
5.250%, 12/01/2023 «	2,000	2,131
		6,053
Florida - 13.7%
Revenue Bonds - 13.7%
Florida Department of Environmental Protection Preservation, Florida Forever, Series B (NATL)
5.000%, 07/01/2011	10,000	10,566
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	4,000	4,082
5.250%, 07/01/2012	4,000	4,158
Miami-Dade County Health Facilities Authority, Mandatory Put 08/01/2011 @ 100 (NATL)
4.125%, 08/01/2046	1,000	997
South Miami Health Facilities Authority, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,075
Tallahassee Energy Systems (NATL)
5.000%, 10/01/2012	1,000	1,102
		22,980
Georgia - 6.6%
Revenue Bond - 3.3%
Gwinnett County Water & Sewer Authority
5.000%, 08/01/2022	5,000	5,503

General Obligation - 3.3%
Georgia, Series B
5.000%, 07/01/2021	5,000	5,565
		11,068
Illinois - 2.5%
Revenue Bonds - 2.5%
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.100%, 05/15/2011	1,000	954
Illinois Finance Authority, Landing at Plymouth Place Project, Series A
5.000%, 05/15/2011	500	488
Illinois Finance Authority, Rush University Medical Center, Series A
5.000%, 11/01/2013	1,630	1,631
5.000%, 11/01/2014	1,105	1,093
		4,166
Indiana - 0.5%
Revenue Bond - 0.5%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	960

Iowa - 5.7%
Revenue Bonds - 5.7%
Iowa Finance Authority Health Facilities, Care Initiatives Project, Series A
5.000%, 07/01/2009	1,000	998
Iowa Higher Education, Private College Facility, Grinnell
2.100%, 12/01/2011	4,000	4,030
Muscatine Electric, Series A (AMBAC)
5.500%, 01/01/2010	4,385	4,513
		9,541
Kansas - 1.5%
Revenue Bonds - 1.5%
Olathe Health Facilities, Olathe Medical Center
4.000%, 09/01/2012	1,150	1,144
Olathe Health Facilities, Olathe Medical Center, Series A, Mandatory Put 03/01/2013 @ 100
4.125%, 09/01/2037	1,350	1,378
		2,522
Louisiana - 1.2%
Revenue Bond - 1.2%
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project, Series A
5.000%, 02/01/2011	2,035	1,984

Michigan - 3.0%
Revenue Bonds - 3.0%
Michigan Hospital Finance Authority, Ascension, Series B3, Mandatory Put 08/15/2010 @ 100
2.750%, 11/15/2033	5,000	5,011
Michigan Hospital Finance Authority, Harper-Grace Hospitals, Escrowed to Maturity
7.125%, 05/01/2009 §	90	90
		5,101
Minnesota - 3.1%
Revenue Bonds - 1.3%
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2016	910	873
5.500%, 05/01/2017	1,065	1,008
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus, Series 3-A
5.000%, 05/01/2010	250	244
		2,125
General Obligation - 1.8%
Bemidji Temporary Sales Tax
4.500%, 02/01/2012	3,000	3,069
		5,194
Missouri - 2.2%
Revenue Bonds - 2.2%
Bi-state Development Agency, Missouri-Illinois Metropolitan District, Metrolink, Series A, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)
	2,500	2,534
Osage Beach Tax Increment, Prewitt's Point Project
4.625%, 05/01/2011	1,290	1,230
		3,764
Nebraska - 1.3%
Revenue Bond - 1.3%
Central Plains Energy Project #1, Series A
5.250%, 12/01/2021	3,000	2,218

New Hampshire - 2.7%
Revenue Bonds - 2.7%
New Hampshire Health & Education Facilities Authority, Concord Hospital, Series D2
5.000%, 05/01/2010	1,915	1,928
5.000%, 05/01/2011	2,585	2,590
		4,518
New York - 2.2%
General Obligation - 2.2%
New York, Series A
5.000%, 08/01/2011	3,435	3,663

North Carolina - 3.3%
General Obligation - 3.3%
North Carolina Public Improvement, Series A
5.000%, 03/01/2020	5,000	5,568

Oregon - 3.1%
Revenue Bond - 3.1%
Oregon Department of Administrative Services, Lottery Revenue, Series A
5.000%, 04/01/2022 «	5,000	5,292

South Carolina - 3.4%
Revenue Bonds - 1.4%
Georgetown County Pollution Control Facilities, International Paper Company Project, Series A
5.125%, 02/01/2012	1,500	1,391
Richland County Environmental Improvement, Series A
4.600%, 09/01/2012	1,000	889
		2,280
Certificate of Participation - 2.0%
Scago Public Facilities Corporation, Lancaster County Project
3.500%, 12/01/2011	3,315	3,420
		5,700
Texas - 5.9%
Revenue Bonds - 3.2%
Lower Colorado River Authority (AMBAC)
5.000%, 05/15/2012	2,685	2,878
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.000%, 11/01/2009	1,000	992
5.000%, 11/01/2010	1,500	1,470
		5,340
General Obligation - 2.7%
Texas Public Finance Authority
5.000%, 10/01/2010	4,275	4,529
		9,869
Virginia - 9.3%
Revenue Bonds - 9.3%
Amelia County Industrial Development Authority, Solid Waste Disposal, Waste Management Project, Mandatory Put 04/01/2010 @ 100 (AMT)
4.800%, 04/01/2027	2,000	1,963
Virginia Housing Development Authority, Commonwealth Mortgage, Subseries D1 (AMT)
4.300%, 01/01/2014	7,000	7,080
Virginia Public Building Authority, Series A
5.000%, 08/01/2014	6,000	6,670
		15,713
Wisconsin - 1.2%
Revenue Bond - 1.2%
Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,940	1,982

Total Municipal Bonds
(Cost $144,398)		145,330

Short-Term Investments - 16.5%
Money Market Fund - 8.1%	SHARES
First American Tax Free Obligations Fund, Class Z ±	13,743,644	13,744

U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill U
0.120%, 04/09/2009	$150	150

Variable Rate Demand Notes ❖ - 8.3%
Cohasset Power & Light Company Project, Series A (LOC: Bank of America)
0.550%, 06/01/2020	5,830	5,830
Milwaukee Redevelopment Authority, Yankee Hill Apartments (LOC: Wells Fargo Bank)
0.420%, 09/01/2025	1,100	1,100
South Fulton Municipal Regional Water & Sewer Authority (LOC: Bank of America)
0.550%, 01/01/2033	7,000	7,000
		13,930
Total Short-Term Investments
(Cost $27,824)		27,824

Total Investments Ө - 102.9%
(Cost $172,222)		173,154
Other Assets and Liabilities, Net - (2.9)%		(4,955)
Total Net Assets - 100.0%		$168,199

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure timely the payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

«	Security purchased on a when-issued basis. On March 31, 2009, the total cost of investments purchased on a when-issued basis was $7,316 or 4.3% of total net assets.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
U	Yield shown is effective yield as of March 31, 2009.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of March 31, 2009.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $172,222.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$2,460
	Gross unrealized depreciation	(1,528)
	Net unrealized appreciation	$932

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2009, the aggregate market value of securities subject to the AMT was $11,073, which represents 6.6% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
LOC - Letter of Credit
NATL - National Public Finance Guarantee Corporation
STAID - State Aid Withholding

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are municipal bonds, U.S. treasury bills, and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 13,744
Level 2 - Other significant observable inputs	159,410
Level 3 - Significant unobservable inputs	—
Total	$ 173,154

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund

DESCRIPTION	PAR	VALUE s
Municipal Bonds - 97.6%
Alabama - 0.4%
Revenue Bonds - 0.4%
Camden Industrial Development Board, Weyerhaeuser Company, Series A, Pre-refunded 12/01/2013 @ 100
6.125%, 12/01/2024 ¸	$1,000	$1,176
Camden Industrial Development Board, Weyerhaeuser Company, Series B, Pre-refunded 12/01/2013 @ 100 (AMT)
6.375%, 12/01/2024 ¸	350	407
		1,583

Alaska - 1.4%
Revenue Bonds - 1.4%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,043
6.000%, 07/01/2011	4,040	4,319
		5,362

Arizona - 7.3%
Revenue Bonds - 5.6%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ¸	3,000	3,610
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.250%, 07/01/2032	3,500	2,842
Mohave County Industrial Development Authority, Correctional Facilities Contract, Mohave Prison Expansion Project
8.000%, 05/01/2025	4,500	4,641
Pima County Industrial Development Authority, Education Revenue, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	3,555	2,548
Scottsdale Municipal Property Corporation, Excise Tax, Water and Sewer Development Project, Series A
5.000%, 07/01/2021	4,300	4,720
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
5.000%, 09/01/2022	1,000	896
5.250%, 09/01/2030	2,000	1,653
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,021	936
		21,846

General Obligation - 1.7%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.250%, 07/01/2022	6,630	6,687
		28,533

Arkansas - 0.2%
Revenue Bond - 0.2%
Washington County Arkansas Hospital, Regional Medical Center, Series B
5.000%, 02/01/2030	1,000	756

California - 5.2%
Revenue Bonds - 4.8%
California Department of Water Reserves, Central Water Revenue
5.000%, 12/01/2021	2,000	2,146
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series B (AMT) (AGTY)
5.000%, 07/01/2027	2,500	1,904
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series C (AMT)
5.125%, 11/01/2023	5,000	4,132
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.450%, 07/01/2026	1,050	1,005
California Statewide Communities Development Authority, St. Joseph, Series C (FGIC)
5.450%, 07/01/2026	1,050	1,005
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	2,204
Loma Linda University Medical Center, Hospital Revenue, Series A
8.250%, 12/01/2038	1,500	1,459
Southern California Public Power Authority, Transmission Project Revenue, Series A
5.000%, 07/01/2020	4,000	4,168
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	946
		18,969

General Obligation - 0.4%
Poway Unified School District, Election of 2008, District 2007-1-A, Zero Coupon Bond
5.837%, 08/01/2023 	3,775	1,655
		20,624

Colorado - 3.8%
Revenue Bonds - 3.6%
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 ¸	1,500	1,738
Colorado Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	869
Colorado Health Facilities Authority, Evangelical Lutheran
5.900%, 10/01/2027	2,500	2,201
5.000%, 06/01/2029	2,000	1,513
Colorado Health Facilities Authority, Parkview Medical Center Project, Pre-refunded 09/01/2011 @ 100
6.500%, 09/01/2020 ¸	1,000	1,125
Colorado Health Facilities Authority, Vail Valley Medical Center
5.800%, 01/15/2027	450	397
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,431
La Junta Hospital, Arkansas Valley Medical Center Project
6.000%, 04/01/2019	1,000	952
Montrose Memorial Hospital
6.000%, 12/01/2028	900	718
Northwest Parkway Public Highway Authority, Zero Coupon Bond, Pre-refunded 06/15/2011 @ 33.455 (AMBAC)
2.026%, 06/15/2029 ¸	10,000	3,199
		14,143

General Obligation - 0.2%
Antelope Water Systems General Improvement District
5.125%, 12/01/2035	1,000	805
		14,948

Delaware - 1.4%
Revenue Bond - 1.4%
Delaware Transportation Authority Revenue
5.000%, 07/01/2019	5,000	5,657

Florida - 4.5%
Revenue Bonds - 3.8%
Halifax Hospital Medical Center, Series B-1 (FSA)
5.500%, 06/01/2038	6,000	5,429
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life, Series A
4.500%, 11/15/2036	10,000	5,463
Palm Beach County Health Facilities Authority, Waterford Project
5.875%, 11/15/2037	5,700	4,102
		14,994
Certificate of Participation - 0.7%
Palm Beach County School Board (FGIC) (NATL)
5.000%, 08/01/2018	2,415	2,509
		17,503

Georgia - 1.4%
Revenue Bonds - 1.4%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	1,956
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,080
6.125%, 02/15/2034	2,500	1,626
Georgia Municipal Electric Authority Power, Series BB (NATL)
5.250%, 01/01/2025	1,000	1,007
		5,669

Idaho - 0.6%
Revenue Bond - 0.2%
Idaho Health Facilities Authority Revenue, Trinity Health Group, Series B
6.250%, 12/01/2033	750	763

Certificates of Participation - 0.4%
Madison County Hospital
5.250%, 09/01/2026	1,000	746
5.250%, 09/01/2030	1,000	703
		1,449
		2,212

Illinois - 5.8%
Revenue Bonds - 4.7%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC) (VEREX)
7.500%, 08/01/2010 §	625	661
Illinois Finance Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	1,435
Illinois Finance Authority, Luther Oaks Project, Series A
6.000%, 08/15/2039	2,000	1,236
Illinois Finance Authority, Roosevelt University
5.500%, 04/01/2037	2,800	2,213
Illinois Finance Authority, Rush University Medical Center, Series A
7.250%, 11/01/2030	3,680	3,748
Illinois Finance Authority, Silver Cross Hospital
5.500%, 08/15/2030	3,230	2,641
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	3,237
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
5.500%, 12/01/2022	4,000	3,102
Northern Illinois University, Auxiliary Facilities Systems (FGIC) (NATL)
5.700%, 04/01/2016	120	120
		18,393

General Obligations - 1.1%
Chicago Illinois Board of Education, Series C
5.000%, 12/01/2020	2,000	2,055
Grundy & Will Counties Community School District #001
5.875%, 08/01/2028	2,250	2,339
		4,394
		22,787

Indiana - 2.4%
Revenue Bonds - 2.4%
Indiana Health & Educational Facilities Financing Authority, Community Foundation
5.500%, 03/01/2037	2,830	2,124
Indiana Municipal Power Agency, Power Supply, Series B (NATL)
6.000%, 01/01/2012	1,000	1,087
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	2,000	2,238
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AGTY) (AMT)
5.100%, 01/15/2017	3,000	2,637
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	811
5.000%, 01/15/2027	775	601
		9,498

Iowa - 0.1%
Revenue Bond - 0.1%
Muscatine Electric, Escrowed to Maturity
6.700%, 01/01/2013 §	530	586

Kansas - 0.5%
Revenue Bonds - 0.5%
Kansas Department of Transportation, Highway Revenue, Series B-2
5.000%, 09/01/2022	500	546
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	1,291
		1,837

Louisiana - 0.8%
Revenue Bonds - 0.8%
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 §	1,000	1,126
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	1,921
		3,047

Maryland - 1.5%
General Obligation - 1.5%
Prince Georges County Public Improvement
5.000%, 07/15/2017	5,000	5,776

Massachusetts - 0.7%
Revenue Bonds - 0.7%
Massachusetts Development Finance Agency Health Care Facilities, Adventcare, Series A
6.750%, 10/15/2037	2,850	2,001
Massachusetts Health & Educational Facilities Authority, UMass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	676
		2,677

Michigan - 2.8%
Revenue Bonds - 2.8%
Kalamazoo Hospital Financial Authority, Bronson Hospital (FSA)
5.000%, 05/15/2026	7,665	7,028
Michigan Hospital Financial Authority, McLaren Health Care, Series A
5.250%, 05/15/2018	1,000	966
Royal Oak Hospital Finance Authority, William Beaumont Hospital
8.000%, 09/01/2029	3,000	3,191
		11,185

Minnesota - 7.5%
Revenue Bonds - 7.5%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	4,000	2,704
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	2,795	1,761
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	714
5.000%, 06/01/2029	1,500	984
Minneapolis Healthcare System, Fairview Health Services, Series A
6.625%, 11/15/2028	3,000	3,087
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A
6.375%, 11/15/2029	95	94
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	2,995	2,363
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	790
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (NATL)
5.000%, 11/15/2019	4,500	4,416
St. Paul Housing & Redevelopment Authority, Health Care Facilities, HealthPartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,246
5.250%, 05/15/2036	3,900	2,921
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	2,000	1,464
6.000%, 11/15/2035	1,000	695
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	885
6.000%, 11/15/2025	2,000	1,575
St. Paul Sales Tax, Series B (SGI)
5.650%, 11/01/2017	2,290	2,256
Stillwater Health Care, Health System Obligation Group
5.000%, 06/01/2035	2,000	1,566
		29,521

Mississippi - 1.8%
Revenue Bond - 1.8%
Mississippi Development Bank Special Obligation, Jackson Public School District (FSA)
5.500%, 04/01/2020	6,350	6,939

Missouri - 3.6%
Revenue Bonds - 3.6%
Bi-State Development Agency, Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project (FSA)
5.250%, 07/01/2027	3,185	3,318
Boone County Hospital
5.625%, 08/01/2038	5,500	4,695
St. Louis Industrial Development Authority, Sewer and Solid Waste Disposal Facilities (AMT)
4.875%, 03/01/2032	8,000	5,392
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	630
		14,035

Montana - 0.9%
Revenue Bonds - 0.9%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	2,500	2,039
Montana Facilities Financial Authority, Senior Living St. John's Lutheran, Series A
6.125%, 05/15/2036	2,500	1,598
		3,637

Nebraska - 4.8%
Revenue Bonds - 4.8%
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	5,000	3,697
Nebraska Public Power District, Series B
5.000%, 01/01/2020	2,750	2,889
Omaha Public Power District, Electric Revenue, Series A
5.500%, 02/01/2039	1,000	1,026
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	1,700	1,596
4.850%, 04/01/2035	12,500	9,683
		18,891

Nevada - 1.9%
Revenue Bonds - 1.9%
Carson City Hospital Revenue, Carson-Tahoe Hospital
5.750%, 09/01/2031	2,740	2,010
Carson City Hospital Revenue, Carson-Tahoe Hospital, Pre-refunded 9/01/2012 @ 101
5.750%, 09/01/2031 ¸	2,260	2,585
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	2,718
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMT) (FGIC)
4.750%, 09/01/2036	80	47
		7,360

New Hampshire - 0.4%
Revenue Bonds - 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,112
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	585
		1,697

North Carolina - 1.6%
Revenue Bonds - 1.6%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.200%, 10/01/2021	1,500	1,219
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A
6.000%, 10/01/2023	2,800	2,079
North Carolina Medical Care Community Retirement Facilities, Southminster Project, Series A
5.750%, 10/01/2037	4,150	2,970
		6,268

North Dakota - 0.7%
Revenue Bond - 0.4%
North Dakota State Board of Higher Education, Bismarck State College
5.350%, 05/01/2030	2,500	1,848

General Obligations - 0.3%
West Fargo, Series A (AGTY)
4.000%, 05/01/2017	550	561
4.000%, 05/01/2018	540	546
		1,107
		2,955

Ohio - 2.1%
Revenue Bonds - 2.1%
Cincinnati Water System, Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 ¸	125	136
Lake County Hospital Facilities, Lake Hospital System, Series C
5.625%, 08/15/2029	3,250	2,627
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	778
Ohio Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,509
5.250%, 12/01/2019	1,540	1,543
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	1,663
		8,256

Oregon - 0.3%
Revenue Bond - 0.3%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,136

Pennsylvania - 1.4%
Revenue Bonds - 1.4%
Delaware County Authority College Revenue, Neumann College
6.125%, 10/01/2034	1,000	852
Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
5.000%, 11/01/2018	1,350	937
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.250%, 02/01/2035	2,090	1,257
State Public School Building Authority, Delaware County Community College Project (FSA)
5.000%, 10/01/2024	1,600	1,662
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
5.750%, 01/01/2026	1,200	820
		5,528

Puerto Rico - 2.8%
Revenue Bond - 2.5%
Puerto Rico Electric Power Authority, Series VV (NATL)
5.250%, 07/01/2029	11,785	9,927

General Obligations - 0.3%
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	550	427
Puerto Rico Commonwealth, Public Improvement (NATL)
5.750%, 07/01/2026	500	532
		959
		10,886

South Carolina - 0.8%
Revenue Bonds - 0.8%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	405
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.125%, 08/01/2023	1,250	1,142
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 ¸	135	159
6.375%, 08/01/2034 ¸	1,115	1,301
		3,007

South Dakota - 4.1%
Revenue Bonds - 3.8%
Sioux Falls, Dow Rummel Village Project, Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 ¸	2,270	2,672
South Dakota Economic Development Finance Authority, Pooled Loan DTS Program, Series A (AMT)
5.500%, 04/01/2019	1,055	1,023
South Dakota Economic Development Finance Authority, Pooled Loan Program-Davis Family, Series 4-A (AMT)
6.000%, 04/01/2029	1,400	1,327
South Dakota Economic Development Finance Authority, Pooled Loan Program-Spearfish Forest, Series A (AMT)
5.875%, 04/01/2028	2,000	1,879
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGTY)
5.500%, 08/01/2038	7,000	7,004
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2031	1,250	959
		14,864

Certificate of Participation - 0.3%
Deadwood (ACA)
5.000%, 11/01/2020	1,500	1,197
		16,061

Tennessee - 1.9%
Revenue Bonds - 1.6%
Johnson City Health & Educational Facilities Board, Mountain States Health, Series A, Pre-refunded 7/01/2012 @ 103
7.500%, 07/01/2033 ¸	2,500	2,856
Shelby County Health, Educational, & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 ¸	1,875	2,163
6.500%, 09/01/2021 ¸	1,125	1,298
		6,317

General Obligation - 0.3%
Shelby County
5.000%, 04/01/2020	1,000	1,114
		7,431

Texas - 15.1%
Revenue Bonds - 12.4%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	427
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A
5.875%, 11/15/2018	2,500	2,136
7.000%, 11/15/2033	4,000	2,873
Bexar County Housing Finance Corporation, American Opportunity Housing, Series A (NATL)
5.800%, 01/01/2031	2,000	1,371
Brazos County Health Facilities, Franciscan Services Corporation, St. Joseph Regional
5.000%, 01/01/2023	3,635	3,082
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,092
5.375%, 10/01/2027	1,750	1,417
Dallas Area Rapid Transit Sales Tax, Senior Lien
5.000%, 12/01/2018	2,000	2,272
Harris County Health Facilities Development Corporation, Hospital Revenue, Memorial Hermann Healthcare System, Series B
7.250%, 12/01/2035	2,000	2,080
Lubbock Educational Facilities Authority, Lubbock Christian University
5.125%, 11/01/2027	1,000	784
5.250%, 11/01/2037	2,500	1,846
North Texas Tollway Revenue, First Tier, Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	4,500	4,616
Red River Authority Sewer & Solidwaste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	3,457
San Antonio Electric & Gas
5.000%, 02/01/2025	4,000	4,094
San Antonio Electric & Gas, Series A
5.250%, 02/01/2025	10,000	10,444
San Marcos Waterworks & Wastewater Systems (FSA)
5.000%, 08/15/2026	1,000	1,005
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,188
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	836
5.650%, 11/15/2035	4,100	2,464
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.375%, 11/01/2037	2,000	1,330
		48,814

General Obligations - 2.7%
Fort Bend Independent School District, Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 §	500	569
Humble Independent School District, Series A (AGTY)
5.250%, 02/15/2022	2,635	2,822
San Marcos Certificates of Obligation (FSA)
5.000%, 08/15/2025	1,000	1,027
5.000%, 08/15/2027	1,000	1,013
Texas Transportation Commission, Mobility Fund
5.000%, 04/01/2028	5,000	5,077
		10,508
		59,322

Utah - 1.2%
Revenue Bonds - 1.2%
Intermountain Power Agency, Utah Power Supply, Series A (AMBAC)
6.500%, 07/01/2011	365	397
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 §	635	712
Uintah County Municipal Building Authority, Lease Revenue
5.500%, 06/01/2037	4,000	3,664
		4,773

Vermont - 0.2%
Revenue Bond - 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	642

Virginia - 0.3%
Revenue Bond - 0.3%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,036

Washington - 0.2%
Revenue Bond - 0.2%
Washington Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	749

Wisconsin - 2.5%
Revenue Bonds - 2.5%
Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
6.750%, 08/15/2034	2,000	1,392
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin
5.250%, 08/15/2024	2,000	1,963
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Income Project
6.000%, 12/01/2024	1,000	721
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.000%, 02/15/2025	3,500	2,985
Wisconsin Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	1,482
Wisconsin Health & Educational Facilities Authority, Southwest Health Center, Series A
6.250%, 04/01/2034	2,000	1,358
		9,901

Wyoming - 0.7%
Revenue Bonds - 0.7%
Teton County Hospital District, St. John's Medical Center
6.750%, 12/01/2022	2,100	1,705
6.750%, 12/01/2027	1,500	1,136
		2,841

Total Municipal Bonds
(Cost $438,006)		383,112

Short-Term Investments - 1.1%	SHARES
Money Market Fund - 1.0%
First American Tax Free Obligations Fund, Class Z ±	4,128,992	4,129
U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill U
0.026%, 04/09/2009	$310	310
Total Short-Term Investments
(Cost $4,439)		4,439
Total Investments Ө - 98.7%
(Cost $442,445)		387,551
Other Assets and Liabilities, Net - 1.3%		5,166
Total Net Assets - 100.0%		$392,717

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
U	Yield shown is effective yield as of March 31, 2009.
Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $442,445.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$7,956
	Gross unrealized depreciation	(62,850)
	Net unrealized depreciation	$(54,894)

ACA - ACA Financial Guaranty Corporation
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2009, the aggregate value of securities subject to the AMT was $48,804 which represents 12.4% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
NATL - National Public Finance Guarantee Corporation
PSFG - Permanent School Fund Guarantee
RAAI - Radian Asset Assurance Inc.
SGI - Syncora Guarantee Inc.
VA - Veterans Administration
VEREX - Verex Assurance

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies;
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 4,129
Level 2 - Other significant observable inputs	383,422
Level 3 - Significant unobservable inputs	—
Total	$ 387,551

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund

DESCRIPTION	PAR	VALUE s

Corporate Bonds - 34.7%
Banking - 7.5%
Bank of America
5.750%, 12/01/2017	$8,035	$6,748
5.650%, 05/01/2018	5,870	4,897
8.000%, 12/29/2049 r	8,730	3,496
Citigroup
6.125%, 11/21/2017	5,430	4,708
8.400%, 04/29/2049 r	5,830	3,295
Citigroup Capital XXI
8.300%, 12/21/2057 r	12,620	6,076
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	6,410	6,120
First National Bank of Chicago
8.080%, 01/05/2018	1,248	1,346
HSBC Holdings
6.800%, 06/01/2038	6,370	5,417
JPMorgan Chase
5.150%, 10/01/2015	8,115	7,154
Series 1
7.900%, 04/29/2049 r	9,800	6,298
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	2,510	1,611
JPMorgan Chase Capital XXII
Series V
6.450%, 02/02/2037	2,110	1,334
Lloyds TSB Group
6.267%, 12/31/2049 r■	5,000	1,075
National City Preferred Capital Trust I
12.000%, 12/29/2049 r	3,355	2,303
Sovereign Bank
8.750%, 05/30/2018 r	3,675	2,958
UBS Preferred Funding Trust V
6.243%, 05/29/2049 r	2,525	690
Wachovia
5.750%, 06/15/2017	3,990	3,561
5.750%, 02/01/2018	1,410	1,249
Wells Fargo
5.625%, 12/11/2017	4,140	3,777
7.980%, 12/31/2049 r	6,630	3,116
Wells Fargo Bank
5.950%, 08/26/2036	3,415	2,518
Wells Fargo Capital X
5.950%, 12/15/2036	2,760	1,863
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 r	9,600	4,573
Wells Fargo Capital XV
9.750%, 12/29/2049 r	3,305	2,413
		88,596

Basic Industry - 2.2%
Arcelormittal
6.125%, 06/01/2018	6,200	4,485
BHP Billiton Finance
6.500%, 04/01/2019	2,995	3,034
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	3,000	2,872
Georgia-Pacific
7.125%, 01/15/2017 ■	1,500	1,388
International Paper
8.700%, 06/15/2038	2,300	1,529
Rio Tinto Financial U.S.A.
6.500%, 07/15/2018	3,385	2,962
Southern Copper
7.500%, 07/27/2035	2,640	1,915
Teck Cominco Limited
6.125%, 10/01/2035	2,785	1,365
U.S. Steel
7.000%, 02/01/2018	3,650	2,491
Vale Overseas
6.250%, 01/11/2016	2,380	2,403
Vedanta Resources
9.500%, 07/18/2018 ■	2,055	1,295
		25,739

Brokerage - 4.5%
Bear Stearns
7.250%, 02/01/2018	3,750	3,873
Goldman Sachs Capital II
5.793%, 12/29/2049 r	2,415	1,006
Goldman Sachs Group
6.150%, 04/01/2018	13,020	11,893
6.750%, 10/01/2037	3,685	2,492
Merrill Lynch
6.050%, 05/16/2016	9,935	6,094
Series MTN
6.150%, 04/25/2013	7,020	5,901
Morgan Stanley
5.375%, 10/15/2015	8,270	7,471
Series MTN
6.625%, 04/01/2018	15,160	14,455
		53,185

Capital Goods - 1.0%
Boeing
6.875%, 03/15/2039	1,895	1,896
Caterpillar
8.250%, 12/15/2038	2,630	2,850
Caterpillar Financial
Series MTN
7.150%, 02/15/2019	4,730	4,326
Siemens Financiering
6.125%, 08/17/2026 ■	3,070	3,023
		12,095

Communications - 3.6%
AT&T
6.550%, 02/15/2039	5,530	5,016
British Sky Broadcasting
6.100%, 02/15/2018 ■	3,450	3,002
British Telecom
5.950%, 01/15/2018	5,345	4,350
Comcast
6.300%, 11/15/2017	4,142	4,030
Deutsche Telekom
6.750%, 08/20/2018	5,055	5,077
DirecTV Holdings
7.625%, 05/15/2016	1,790	1,754
Embarq
7.082%, 06/01/2016	2,575	2,318
News America
6.650%, 11/15/2037	3,590	2,690
Rogers Communications
6.800%, 08/15/2018	2,220	2,219
Time Warner Cable
8.750%, 02/14/2019	3,000	3,185
7.300%, 07/01/2038	1,725	1,559
Verizon Communications
6.900%, 04/15/2038	5,870	5,677
Vodafone Group
6.150%, 02/27/2037	2,000	1,886
		42,763

Consumer Cyclical - 1.6%
Home Depot
5.875%, 12/16/2036	3,570	2,528
MGM Mirage
6.625%, 07/15/2015	620	220
R.R. Donnelley & Sons
11.250%, 02/01/2019 ▼	3,000	2,595
Royal Caribbean Cruises
7.000%, 06/15/2013	1,300	730
Target
7.000%, 01/15/2038	4,285	4,014
Viacom
6.875%, 04/30/2036	4,105	2,995
Wal-Mart Stores
6.200%, 04/15/2038	1,215	1,228
Whirlpool
Series MTN
5.500%, 03/01/2013	4,905	4,038
		18,348

Consumer Non Cyclical - 2.3%
Altria Group
9.950%, 11/10/2038	4,055	4,046
Anheuser-Busch InBev
8.200%, 01/15/2039 ■	3,730	3,660
Constellation Brands
7.250%, 05/15/2017	1,000	950
HCA
9.250%, 11/15/2016	1,190	1,083
Kraft Foods
6.500%, 08/11/2017	7,700	7,929
Roche Holdings
6.000%, 03/01/2019 ■	1,870	1,925
7.000%, 03/01/2039 ■	3,230	3,380
Smithfield Foods
7.000%, 08/01/2011	1,600	1,232
UnitedHealth Group
6.875%, 02/15/2038	3,185	2,825
		27,030

Electric - 2.5%
Energy Future Holdings
10.875%, 11/01/2017	2,875	1,854
MidAmerican Energy Holdings
6.125%, 04/01/2036	5,185	4,598
Ohio Power
Series K
6.000%, 06/01/2016	4,100	3,942
Oncor Electric Delivery
7.000%, 05/01/2032	5,115	4,595
Pacific Gas & Electric
6.050%, 03/01/2034	4,650	4,550
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ▼■	4,315	3,896
Transalta
6.650%, 05/15/2018	3,470	3,097
Virginia Electric Power
5.950%, 09/15/2017	2,880	2,999
		29,531

Energy - 2.7%
Canadian National Resources
5.900%, 02/01/2018	3,355	3,005
ConocoPhillips
6.500%, 02/01/2039	7,215	7,038
Encana
6.500%, 02/01/2038	2,670	2,295
Marathon Oil
5.900%, 03/15/2018	1,945	1,776
Nabors Industries
9.250%, 01/15/2019 ■	2,545	2,413
Nexen
6.400%, 05/15/2037	3,475	2,465
Petro-Canada
6.800%, 05/15/2038	6,235	4,682
Suncor Energy
6.100%, 06/01/2018	2,525	2,153
Tengizchevroil Finance
6.124%, 11/15/2014 ■	3,991	3,153
Weatherford International
7.000%, 03/15/2038	1,755	1,276
XTO Energy
6.375%, 06/15/2038	2,450	2,183
		32,439

Finance - 2.4%
American Express Credit
Series C
7.300%, 08/20/2013	4,730	4,391
CIT Group
5.650%, 02/13/2017	2,650	1,535
Countrywide Financial
6.250%, 05/15/2016	4,390	3,652
Credit Agricole
6.637%, 05/29/2049 r■	3,270	982
General Electric Capital
Series MTN
6.875%, 01/10/2039	4,915	4,009
International Lease Finance
6.375%, 03/25/2013	3,855	2,130
Rockies Express Pipeline
7.500%, 07/15/2038 ■	2,635	2,481
SLM
Series MTN
5.400%, 10/25/2011	4,705	2,917
Transcapitalinvest
5.670%, 03/05/2014 ■	8,475	6,822
		28,919

Insurance - 1.4%
Allied World Assurance
7.500%, 08/01/2016	6,480	4,123
American International Group
8.175%, 05/15/2058 r■	7,005	597
Chubb
5.750%, 05/15/2018	1,930	1,906
Genworth Financial
Series MTN
6.515%, 05/22/2018	3,940	1,266
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	5,860	3,318
Metlife
7.717%, 02/15/2019	2,095	1,878
MetLife Capital Trust IV
7.875%, 12/15/2037 ■	3,735	1,979
ZFS Finance USA Trust V
6.500%, 05/09/2037 r■	2,860	1,173
		16,240

Natural Gas - 0.4%
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	3,060	2,618
NGPL Pipeco
7.119%, 12/15/2017 ■	2,640	2,421
		5,039

Other Utility - 0.2%
American Water Capital
6.085%, 10/15/2017	3,105	2,898

Real Estate - 0.8%
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	8,270	5,759
Prologis 2006 - REIT
5.750%, 04/01/2016	6,835	3,756
		9,515

Technology - 1.4%
Chartered Semiconductor
6.375%, 08/03/2015	1,715	982
Computer Sciences
6.500%, 03/15/2018 ■	3,835	3,636
Jabil Circuit
5.875%, 07/15/2010	8,160	7,793
National Semiconductor
6.600%, 06/15/2017	5,345	3,520
NXP BV/NXP Funding
9.500%, 10/15/2015	455	50
		15,981

Transportation - 0.2%
Erac USA Finance
6.375%, 10/15/2017 ■	2,945	1,896
Hertz
8.875%, 01/01/2014	500	303
		2,199

Total Corporate Bonds
(Cost $512,312)		410,517

U.S. Government Agency Mortgage-Backed Securities - 29.4%
Adjustable Rate r - 3.5%
Federal Home Loan Mortgage Corporation Pool
6.602%, 05/01/2025, #846757	218	221
6.422%, 04/01/2029, #847190	1,224	1,248
6.681%, 03/01/2030, #847180	1,464	1,488
5.602%, 07/01/2030, #847240	2,004	2,025
6.380%, 06/01/2031, #846984	759	764
5.769%, 07/01/2036, #1K1238	9,652	9,971
Federal National Mortgage Association Pool
6.675%, 08/01/2030, #555843	4,644	4,730
6.716%, 03/01/2031, #545359	309	307
5.085%, 09/01/2033, #725553	1,686	1,693
5.266%, 11/01/2034, #735054	9,054	9,365
5.853%, 09/01/2037, #946441	9,225	9,599
Government National Mortgage Association Pool
4.750%, 08/20/2023, #008259	1	1
		41,412

Fixed Rate - 25.9%
Federal Home Loan Mortgage Corporation Pool
4.500%, 03/01/2018, #P10023	2,119	2,195
4.500%, 05/01/2018, #P10032	4,076	4,229
6.500%, 01/01/2028, #G00876	877	934
6.500%, 11/01/2028, #C00676	1,761	1,875
6.500%, 12/01/2028, #C00689	1,263	1,344
6.500%, 04/01/2029, #C00742	714	759
6.500%, 07/01/2031, #A17212	3,197	3,398
6.000%, 11/01/2033, #A15521	2,571	2,700
7.000%, 08/01/2037, #H09059	7,610	7,998
5.966%, 09/01/2037, #1G2163	9,305	9,690
7.000%, 09/01/2037, #H01292	4,012	4,216
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314	16,604	16,822
5.500%, 02/01/2014, #440780	1,313	1,380
7.000%, 02/01/2015, #535206	322	336
7.000%, 08/01/2016, #591038	447	469
5.500%, 12/01/2017, #673010	3,071	3,225
6.000%, 10/01/2022, #254513	3,132	3,304
5.500%, 01/01/2025, #255575	7,451	7,777
7.000%, 04/01/2026, #340798	270	292
7.000%, 05/01/2026, #250551	341	368
6.000%, 08/01/2027, #256852	7,951	8,332
6.500%, 02/01/2029, #252255	1,489	1,588
6.500%, 12/01/2031, #254169	3,417	3,603
6.000%, 04/01/2032, #745101	7,772	8,037
7.000%, 07/01/2032, #254379	2,054	2,206
7.000%, 07/01/2032, #545813	885	953
7.000%, 07/01/2032, #545815	559	602
6.000%, 09/01/2032, #254447	3,614	3,797
6.000%, 03/01/2033, #688330	5,778	6,070
5.500%, 04/01/2033, #694605	7,457	7,772
6.500%, 05/01/2033, #555798	4,666	4,958
5.500%, 07/01/2033, #709446	8,717	9,086
5.500%, 10/01/2033, #555800	5,470	5,702
6.000%, 11/01/2033, #772130	637	669
6.000%, 11/01/2033, #772256	897	942
5.000%, 03/01/2034, #725248	3,188	3,300
5.000%, 03/01/2034, #725250	5,840	6,046
4.500%, 04/01/2034 «	43,735	44,692
5.000%, 06/01/2034, #782909	2	2
6.500%, 06/01/2034, #735273	7,121	7,558
6.000%, 10/01/2034, #781776	1,634	1,714
6.500%, 04/01/2036, #831377	4,814	5,077
6.500%, 07/01/2036, #831683	6,898	7,275
6.000%, 08/01/2036, #885536	3,440	3,599
6.500%, 08/01/2036, #893318	6,244	6,625
6.000%, 09/01/2036, #900555	5,973	6,314
6.500%, 09/01/2036, #831799	7,309	7,709
6.500%, 08/01/2037, #256845	2,465	2,599
6.000%, 09/01/2037, #256890	5,577	5,803
5.000%, 04/01/2038 «	40,180	41,461
5.500%, 04/14/2038 «	17,285	17,939
6.000%, 06/01/2038, #889706	844	883
Government National Mortgage Association Pool
7.500%, 11/15/2030, #537699	318	342
		306,566

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $338,786)		347,978

Asset-Backed Securities - 19.5%
Automotive - 2.5%
BMW Vehicle Owner Trust
Series 2006-A, Class A4
5.070%, 08/25/2011	2,775	2,808
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	6,500	6,519
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	5,246	5,167
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■	14,145	12,224
Honda Auto Receivables Owner Trust
Series 2006-3, Class A4
5.110%, 04/15/2012	1,431	1,457
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A4
5.220%, 11/15/2011	1,276	1,294
		29,469

Credit Cards - 1.6%
American Express Issuance Trust
Series 2005-1, Class C
0.791%, 08/15/2011 r	4,125	2,956
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	4,500	4,464
Discover Card Master Trust I
Series 2007-C1, Class C1
0.775%, 01/15/2013 r	4,150	2,789
Series 2003-4, Class B2
0.986%, 05/15/2013 r	697	495
Series 2005-4, Class B1
0.806%, 06/18/2013 r	1,430	994
Series 2007-A1, Class A1
5.650%, 03/16/2020	5,275	4,584
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.855%, 05/15/2014 r■¥	4,075	2,936
		19,218

Home Equity - 0.0%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ¥	54	53
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
2.724%, 09/25/2023 r	766	323
Saxon Asset Securities Trust
Series 2004-1, Class A
1.014%, 03/25/2035 r¥	178	90
		466

Manufactured Housing - 0.3%
Green Tree Financial
Series 2008-MH1, Class A1,
7.000%, 04/25/2038 ■¥	3,535	3,102

Other - 14.6%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	14,830	12,455
Series 2006-2, Class A4
5.741%, 05/10/2045 r	4,085	3,028
Series 2005-5, Class AM
5.176%, 10/10/2045	7,055	3,501
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
6.177%, 09/11/2042 r■	3,165	386
Series 2007-PW18, Class AJ
6.413%, 06/11/2050 r	4,115	1,080
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 r	4,950	1,176
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	4,700	3,768
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	9,225	7,824
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■¥	4,355	2,745
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	10,765	10,119
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	10,893
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■	11,480	11,308
Series 2006-1, Class C
5.707%, 02/15/2036 ■	8,093	7,405
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043	9,110	8,997
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	6,893	6,767
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 r	8,685	2,237
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.993%, 08/10/2045 r	14,045	9,585
Series 2006-RR2, Class A1
5.816%, 06/23/2046 r■¥	4,312	949
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044	2,750	877
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	95	95
Series 2005-C7, Class A2
5.103%, 11/15/2030	12,940	11,957
Series 2008-C1, Class AJ
6.149%, 04/15/2041 r	2,350	729
Series 2007-C7, Class AM
6.166%, 09/15/2045 r	4,775	2,157
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.305%, 07/12/2038 r	3,102	932
Series 2005-LC1, Class AM
5.264%, 01/12/2044 r	5,938	2,639
Series 2008-C1, Class A4
5.690%, 02/12/2051	13,520	8,563
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
6.156%, 08/12/2049 r	7,670	3,215
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r	1,340	438
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r	1,270	412
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	12,505	12,200
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	11,140	11,820
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	13,390	10,854
Series 2007-C34, Class AJ
5.952%, 05/15/2046 r	5,184	1,037
Series 2007-C33, Class AJ
6.100%, 02/15/2051 r	4,945	1,019
		173,167

Utilities - 0.5%
PG & E Energy Recovery Funding
Series 2005-2, Class A2,
5.030%, 03/25/2014	5,455	5,667
Total Asset-Backed Securities
(Cost $301,114)		231,089

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 14.4%
Adjustable Rate r - 4.0%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	7,636	4,885
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.665%, 12/20/2046	6,162	1,989
Countrywide Home Loans
Series 2004-2, Class 2A1
5.296%, 02/25/2034	2,636	2,209
Series 2006-HYB5, Class 3A1A
6.041%, 09/20/2036	11,432	4,455
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.706%, 03/19/2036	10,202	3,714
Series 2007-4, Class 2A1
0.686%, 07/19/2047	11,293	4,390
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.444%, 03/25/2035	1,865	858
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.802%, 04/25/2047	4,402	2,404
JPMorgan Mortgage Trust
Series 2005-A1, Class 3A2
5.048%, 02/25/2035	5,346	2,900
Series 2006-A7, Class 3A4
5.962%, 01/25/2037	1,431	278
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.891%, 08/25/2036	10,782	6,798
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	424	330
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.995%, 10/20/2035	5,780	3,928
Washington Mutual
Series 2007-HY2, Class 3A2
5.887%, 09/25/2036	1,960	396
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.397%, 02/25/2033	1,237	1,076
Series 2006-AR1, Class 2A2
5.570%, 03/25/2036	9,297	6,913
		47,523

Fixed Rate - 10.4%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	3,020	1,624
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	7,350	7,059
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	10,925	9,107
Chase Mortgage Finance
Series 2004-S3, Class 3A1
6.000%, 03/25/2034	5,903	5,398
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	4,916	4,360
Series 2004-J1, Class 1A1
6.000%, 02/25/2034	754	697
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	2,327	2,054
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	3,990	3,569
Series 2006-19CB, Class A15
6.000%, 08/25/2036	3,667	2,414
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	13,000	7,337
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	5,412	4,830
Series 2003-8, Class DB1
6.247%, 04/25/2033	4,528	3,185
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021	7,348	5,456
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	352	348
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	6,602	6,094
Series 2006-J1, Class A1
5.750%, 04/25/2036	4,551	3,115
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.553%, 07/25/2047	8,343	6,457
Master Alternative Loans Trust
Series 2004-1, Class 3A1
7.000%, 01/25/2034	1,024	874
Series 2005-2, Class 1A3
6.500%, 03/25/2035	2,517	1,956
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034	4,792	4,232
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036	12,055	5,959
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	7,574	6,375
Series 2004-SL4, Class A3
6.500%, 07/25/2032	2,256	2,038
Washington Mutual Mortgage Pass-Through Certificates
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	8,307	7,790
Series 2007-2, Class 3A1
5.500%, 04/25/2022	6,414	5,724
Wells Fargo Mortgage Backed Securities Trust
Series 2005-14, Class 2A1
5.500%, 12/25/2035	1,674	1,285
Series 2007-10, Class 1A1
6.000%, 07/25/2037	8,648	5,486
Series 2007-13, Class A8
6.000%, 09/25/2037	10,267	8,054
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ¥	46	47
		122,924

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $240,856)		170,447

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.7%
Fixed Rate - 3.6%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	5,889	6,000
Series 6, Class C
9.050%, 06/15/2019	17	19
Series 1022, Class J
6.000%, 12/15/2020	30	30
Series 162, Class F
7.000%, 05/15/2021	84	84
Series 188, Class H
7.000%, 09/15/2021	173	183
Series 1790, Class A
7.000%, 04/15/2022	60	63
Series 2901, Class UB
5.000%, 03/15/2033	5,000	5,208
Federal National Mortgage Association
Series 2003-3, Class BC
5.000%, 02/25/2018	14,030	14,834
Series 1988-24, Class G
7.000%, 10/25/2018	43	45
Series 1989-24, Class H
9.000%, 07/25/2019	38	42
Series 1989-90, Class E
8.700%, 12/25/2019	5	6
Series 1990-30, Class E
6.500%, 03/25/2020	25	26
Series 1990-61, Class H
7.000%, 06/25/2020	30	32
Series 1990-72, Class B
9.000%, 07/25/2020	23	25
Series 1990-102, Class J
6.500%, 08/25/2020	29	31
Series 1990-105, Class J
6.500%, 09/25/2020	290	316
Series 1991-56, Class M
6.750%, 06/25/2021	92	96
Series 1992-120, Class C
6.500%, 07/25/2022	36	37
Series 2005-44, Class PC
5.000%, 11/25/2027	5,900	6,129
Series 2005-62, Class JE
5.000%, 06/25/2035	8,716	9,037
		42,243

Z-Bonds ☒ - 0.1%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021	49	52
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	205	222
Series 1996-35, Class Z
7.000%, 07/25/2026	945	1,021
		1,295

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $40,942)		43,538

U.S. Government & Agency Securities - 1.0%
U.S. Treasuries - 1.0%
U.S. Treasury Bonds
4.375%, 02/15/2038 ▼	415	471
4.500%, 05/15/2038	690	806
U.S. Treasury Notes
0.875%, 02/28/2011 ▼	4,245	4,253
1.875%, 02/28/2014	6,475	6,546
Total U.S. Government & Agency Securities
(Cost $11,918)		12,076

Preferred Stocks - 0.1%	SHARES
Financials - 0.1%
Bank of America
Series MER	79,000	825

Sovereign - 0.0%
Fannie Mae
Series S	218,000	155
Total Preferred Stocks
(Cost $7,148)		980

Short-Term Investments - 7.0%
Money Market Fund - 5.6%
First American Prime Obligations Fund, Class Z ±	66,357,165	66,357
U.S. Treasury Obligations - 1.4%
U.S. Treasury Bills ☐	PAR
0.180%, 04/09/2009	$5,595	5,595
0.375%, 09/24/2009	8,605	8,589
0.460%, 10/22/2009	1,690	1,686
		15,870
Total Short-Term Investments
(Cost $82,201)		82,227
Investment Purchased with Proceeds from Securities Lending - 1.4%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $16,216)	16,216,024	16,216
Total Investments Ө - 111.2%
(Cost $1,551,493)		1,315,068
Other Assets and Liabilities, Net - (11.2)%		(132,121)
Total Net Assets - 100.0%		$1,182,947

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

r	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2009.
▼	This security or a portion of this security is out on loan at March 31, 2009. Total loaned securities had a value of $15,839 at March 31, 2009.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2009, the value of these investments was $109,195 or 9.2% of total net assets.

«	Security purchased on a when-issued basis. On March 31, 2009, the total cost of investments purchased on a when-issued basis was $102,159 or 8.6% of total net assets.
¥
Illiquid security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2009, the value of these investments was $9,922 or 0.8% of total net assets:

			Dates
	Security	Par	Acquired	Cost Basis
	Amresco Residential Security Mortgage, Series 1997-3, Class A9	$54	10/02	$ 55
	Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	4,355	2/07	4,233
	Green Tree Financial, Series 2008-MH1, Class A1	3,535	9/08	3,412
	GS Mortgage Securities II, Series 2006-RR2, Class A1	4,312	7/06	4,230
	Saxon Asset Securities Trust, Series 2004-1, Class A	178	1/04	178
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1	4,075	8/07	3,912
	Westam Mortgage Financial, Series 11, Class A	46	9/97	45

☒
Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. The rate shown is the effective yield as of March 31, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of March 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $1,551,493.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 16,913
	Gross unrealized depreciation	(253,338)
	Net unrealized depreciation	$(236,425)

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts
		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	June 2009	26	$1,800	$ 112
Canadian Dollar Currency Futures	June 2009	37	2,938	28
U.S. Treasury 2 Year Note Futures	June 2009	786	171,262	794
U.S. Treasury 5 Year Note Futures	June 2009	465	55,226	699
U.S. Treasury 10 Year Note Futures	June 2009	(531)	(65,885)	(1,612)
U.S. Treasury Long Bond Futures	June 2009	(276)	(35,798)	(833)
				$(812)

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues -
Buy Protection[1]				Implied Credit
	Reference	Pay	Expiration	Spread at	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	March 31, 2009[3]	Amount[4]	Appreciation

JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.259%	$ 4,200	$ 101

Credit Default Swaps on Corporate Issues -
Sell Protection[2]				Implied Credit
	Reference	Receive	Expiration	Spread at	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	March 31, 2009[3]	Amount[4]	Depreciation

Deutsche Bank	General Electric Capital Corporation	6.300%	12/20/2013	7.440%	$ 10,000	$ (383)

Credit Default Swaps on Credit Indices -
Sell Protection[2]

					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$49,850	$(1,840)
Deutsche Bank	Dow Jones CDX IG12 Index	1.000%	06/20/2014	10,000	(18)
JPMorgan	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	19,000	(379)
JPMorgan	Dow Jones CDX IG12 Index	1.000%	06/20/2014	15,800	(22)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	1,800	(360)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	5.000%	12/20/2013	3,600	20
UBS	Dow Jones CDX IG11 Index	1.500%	12/20/2013	24,000	(553)
UBS	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	2,900	(614)
UBS	Dow Jones iTraxx Asia ex-Japan Index	5.000%	12/20/2013	1,000	(7)
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	9,300	(2,078)
					$(5,851)

[1] If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2] If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3] Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity.

[4] The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	$ 12,000	$ 1,045
UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	15,000	1,264
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	8,000	(819)
						$ 1,490

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks, open -end funds, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, mortgage-backed securities, asset-backed securities,  collateralized mortgage obligations, U.S. government and agency securitiesU.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

	As of March 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 83,553	$(812)
	Level 2 - Other significant observable inputs	1,198,989	(4,643)
	Level 3 - Significant unobservable inputs	32,526	—
	Total	$ 1,315,068	$(5,455)

	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Balance as of June 30, 2008	$ 36,736	$ —
	Accrued discounts/ premiums	1	—
	Realized gain (loss)	—	—
	Change in net unrealized appreciation (depreciation)	(4,137)	—
	Net purchases (sales)	(27)	—
	Transfers in and/or out of Level 3	(47)	—
	Balance as of March 31, 2009	$ 32,526	$ —

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund

DESCRIPTION	PAR	VALUEs

High Yield Corporate Bonds - 76.4%
Basic Industry - 7.9%
AbitibiBowater
9.000%, 08/01/2009	$500	$125
AK Steel
7.750%, 06/15/2012	550	432
Aleris International
10.000%, 12/15/2016 è	1,000	1
Berry Plastics
9.503%, 02/15/2015	1,725	1,251
Bowater Canada Finance
7.950%, 11/15/2011 Æ	500	45
Coalcorp Mining
Series A
12.000%, 08/31/2011 Æ	375	214
Domtar
5.375%, 12/01/2013	750	502
Exopack Holding
11.250%, 02/01/2014 ¥	500	227
Georgia Gulf
7.125%, 12/15/2013	275	44
Georgia-Pacific
7.125%, 01/15/2017 ■	1,250	1,156
Graham Packaging
9.875%, 10/15/2014	900	580
Griffin Coal Mining
9.500%, 12/01/2016 Æ ■	1,000	353
Hexion US Finance
9.750%, 11/15/2014	750	165
Industrias Metal
11.250%, 10/22/2014 Æ ■	750	300
Ineos Group Holdings
8.500%, 02/15/2016 Æ ■	600	35
Intertape Polymer Group
8.500%, 08/01/2014 ¥	1,850	1,124
Mercer International
9.250%, 02/15/2013	750	236
Newark Group
9.750%, 03/15/2014 ¥	800	70
Noble Group Limited
6.625%, 03/17/2015 Æ ■	750	488
Nortek
10.000%, 12/01/2013	1,000	417
Nova Chemicals
6.500%, 01/15/2012 Æ	500	435
7.561%, 11/15/2013 Æ r	500	375
Owens Corning
6.500%, 12/01/2016	1,400	1,027
Ply Gem Industries
11.750%, 06/15/2013	1,125	501
USG
7.750%, 01/15/2018	1,000	610
Vedanta Resources
8.750%, 01/15/2014 Æ ■	1,410	1,043
		11,756
Capital Goods - 2.2%
BE Aerospace
8.500%, 07/01/2018	1,000	834
Hawker Beechcraft Acquisition
9.750%, 04/01/2017	1,200	204
Terex
7.375%, 01/15/2014	1,050	908
United Rentals North America
6.500%, 02/15/2012	1,000	800
Vought Aircraft
8.000%, 07/15/2011	1,500	585
		3,331
Communications - 11.7%
Central European Media Entertainment
3.500%, 03/15/2013 Æ ■	750	378
Charter Communications Holdings II
Class A
10.250%, 10/01/2013 è ■	1,655	1,440
Citizens Communications
9.000%, 08/15/2031	1,300	892
Clear Channel Communications
6.875%, 06/15/2018	1,000	140
Crown Castle International
9.000%, 01/15/2015	1,250	1,253
CSC Holdings
8.500%, 04/15/2014 ■	1,000	985
8.625%, 02/15/2019 ■ ▼	1,000	962
Dex Media West
Series B
8.500%, 08/15/2010	500	250
Fairpoint Communications
13.125%, 04/01/2018 ■	1,000	190
Inmarsat Finance II
10.375%, 11/15/2012 Æ	1,425	1,461
Intelsat Bermuda
11.250%, 06/15/2016 Æ	1,850	1,794
Intelsat Intermediate Holdings, 0.000% through 02/01/10
thereafter 9.500%, 02/01/2015 Æ ■	900	747
Level 3 Financing
12.250%, 03/15/2013	500	375
Metropcs Wireless
9.250%, 11/01/2014	350	339
Nextel Communications
Series E
6.875%, 10/31/2013	1,000	570
Nielsen Finance, 0.000% through 08/1/2011
thereafter 12.500%, 08/01/2016 r	550	228
Qwest Capital Funding
7.250%, 02/15/2011	1,300	1,242
Sprint Capital
8.375%, 03/15/2012	1,500	1,350
8.750%, 03/15/2032	850	570
Vimpelcom
8.250%, 05/23/2016 Æ ■	1,000	610
Windstream
8.125%, 08/01/2013	1,750	1,724
Young Broadcasting
10.000%, 03/01/2011 è	500	-
		17,500
Consumer Cyclical - 16.6%
Burlington Coat Factory
11.125%, 04/15/2014 ▼	1,000	310
Centex
7.875%, 02/01/2011	1,100	1,039
Denny's
10.000%, 10/01/2012 ▼	1,150	995
Dollar General
10.625%, 07/15/2015	1,200	1,197
Fontainebleau Las Vegas
11.000%, 06/15/2015 ■	1,000	30
Ford Motor
7.450%, 07/16/2031	1,325	421
Ford Motor Credit
9.875%, 08/10/2011	4,000	3,028
General Motors
8.250%, 07/15/2023	2,600	305
General Nutrition Center
6.404%, 03/15/2014	770	474
Goodyear Tire & Rubber
7.857%, 08/15/2011	500	410
Greektown Holdings
10.750%, 12/01/2013 ■ è	30	1
Hanesbrands
5.698%, 12/15/2014 r	750	499
Harrahs
10.000%, 12/15/2018 ■	1,150	345
Host Hotels & Resorts
Series Q
6.750%, 06/01/2016	1,000	730
Isle of Capri Casinos
7.000%, 03/01/2014	279	165
Lear
Series B
8.500%, 12/01/2013	850	191
Levi Strauss & Co.
9.750%, 01/15/2015	1,150	989
Marfrig Overseas
9.625%, 11/16/2016 Æ ■	1,000	600
MGM Mirage
13.000%, 11/15/2013 ■ ▼	2,300	1,713
Mohawk Industries
6.125%, 01/15/2016	1,500	1,105
Mohegan Tribal Gaming Authority
6.375%, 07/15/2009	500	410
Neiman Marcus Group
10.375%, 10/15/2015	700	224
OSI Restaurant Partners
10.000%, 06/15/2015	500	167
Oxford Industries
8.875%, 06/01/2011	1,055	770
Parkson Retail Group
7.125%, 05/30/2012 Æ	1,600	1,296
Pep Boys-Manny, Moe & Jack
7.500%, 12/15/2014	900	500
Pinnacle Entertainment I
7.500%, 06/15/2015	1,000	620
Realogy
10.500%, 04/15/2014	500	140
Rite Aid
10.375%, 07/15/2016	2,000	1,200
Royal Caribbean Cruises
7.000%, 06/15/2013 Æ	750	421
Sally Holdings
10.500%, 11/15/2016 ▼	1,300	1,138
Seminole Hard Rock Entertainment
3.820%, 03/15/2014 ■ r	1,000	520
Snoqualmie Entertainment
9.125%, 02/01/2015 ■	1,000	260
Susser Holdings
10.625%, 12/15/2013	800	776
Tenneco
8.125%, 11/15/2015	750	150
Ticketmaster
10.750%, 07/28/2016 ■	1,100	748
Toys R Us
7.875%, 04/15/2013	1,000	351
Trimas
9.875%, 06/15/2012	1,000	490
TRW Automotive
7.250%, 03/15/2017 ■	250	104
		24,832
Consumer Non Cyclical - 10.8%
Albertson's
8.700%, 05/01/2030	1,000	900
Cardinal Health
9.500%, 04/15/2015	750	180
Constellation Brands
7.250%, 05/15/2017	1,000	950
Del Monte
8.625%, 12/15/2012	800	804
HCA
6.750%, 07/15/2013	4,150	3,102
Health Management Association
6.125%, 04/15/2016	1,300	1,063
Pantry
7.750%, 02/15/2014	1,000	780
Pilgrim's Pride
8.375%, 05/01/2017 è	750	281
Select Medical
7.625%, 02/01/2015	700	453
10.820%, 09/15/2015 r ▼	1,000	535
Smithfield Foods
7.000%, 08/01/2011	1,600	1,232
4.000%, 06/30/2013	500	349
Stater Brothers Holdings
7.750%, 04/15/2015	1,250	1,200
SUPERVALU
7.500%, 05/15/2012 ▼	1,750	1,719
Surgical Care Affiliates
8.875%, 07/15/2015 ■	1,000	580
Tenet Healthcare
7.375%, 02/01/2013	1,500	1,193
Tyson Foods
7.850%, 04/01/2016	1,000	861
		16,182
Electric - 8.9%
AES
9.750%, 04/15/2016 ■	1,000	940
AES Red Oak
Series B
9.200%, 11/30/2029	1,000	870
Ava Capital Trust III
6.500%, 04/01/2034	3,335	3,335
CMS Energy
3.741%, 01/15/2013 r	1,000	780
Dynegy Holdings
7.500%, 06/01/2015	500	341
Edison Mission Energy
7.750%, 06/15/2016	700	532
Energy Future Holdings
10.875%, 11/01/2017	1,000	645
Intergen NV
9.000%, 06/30/2017 Æ ■	1,000	905
Majapahit Holding
7.750%, 10/17/2016 Æ ■	1,000	735
Mirant Americas Generation
8.500%, 10/01/2021	1,300	962
NRG Energy
7.375%, 02/01/2016	850	791
Reliant Energy
7.625%, 06/15/2014	1,000	810
Texas Competitive Electric Holdings
Series A
10.250%, 11/01/2015	3,300	1,650
		13,296
Energy - 4.5%
Chesapeake Energy
9.500%, 02/15/2015	1,250	1,216
Forest Oil
8.500%, 02/15/2014 ■	1,500	1,391
Indo Integrated Energy B
8.500%, 06/01/2012	500	382
Lupatech Finance
9.875%, 07/10/2049 Æ ■	1,000	652
Mariner Energy
8.000%, 05/15/2017	1,000	660
Petrohawk Energy
9.125%, 07/15/2013	1,000	960
Sabine Pass LNG
7.500%, 11/30/2016	745	499
Seitel
9.750%, 02/15/2014	470	208
Tesoro
6.625%, 11/01/2015	1,000	790
		6,758
Finance - 2.1%
GMAC
3.399%, 05/15/2009 r	500	475
6.625%, 05/15/2012 ■	2,000	1,342
6.750%, 12/01/2014 ■	800	465
Nuveen Investments
5.500%, 09/15/2015	2,050	400
Residential Capital
8.500%, 05/15/2010 ■	500	372
		3,054
Industrial Other - 1.4%
Aramark
8.500%, 02/01/2015	425	391
Crown Cork & Seal
7.375%, 12/15/2026	1,000	830
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	810
		2,031

Natural Gas - 4.7%
Copano Energy
7.750%, 06/01/2018 ■	750	596
El Paso
12.000%, 12/12/2013	500	526
El Paso Energy
Series MTN
7.800%, 08/01/2031	650	486
Enterprise Products
8.375%, 08/01/2066 r	2,800	1,876
Knight
6.500%, 09/01/2012	1,452	1,354
Plains Exploration & Production
7.750%, 06/15/2015	850	731
Southern Union
7.200%, 11/01/2066 r	1,600	800
Targa Resources
8.500%, 11/01/2013	1,000	620
		6,989
Real Estate - 1.7%
Agile Property Holdings
9.000%, 09/22/2013 Æ ■	750	540
American Real Estate
4.000%, 08/15/2013 ¥ ■ r +	1,250	838
Greentown China Holdings
9.000%, 11/08/2013 Æ ■	1,050	546
Lippo Karawaci Finance
8.875%, 03/09/2011	1,000	670
		2,594
Technology - 0.9%
Freescale Semiconductor
9.125%, 12/15/2014	3,350	251
Magnachip Semiconductor
6.875%, 12/15/2011 è Æ	750	8
NXP BV/NXP Funding
9.500%, 10/15/2015 Æ	775	85
Seagate Technology
6.375%, 10/01/2011 Æ	500	365
6.800%, 10/01/2016 Æ	500	290
Spansion
5.345%, 06/01/2013 è ■ r	1,500	338
		1,337
Transportation - 3.0%
American Airlines
Series 2001-1
7.379%, 11/23/2017 ¥	1,257	585
BLT Finance BV
7.500%, 05/15/2014 Æ ¥ ■	300	75
Continental Airlines
Series C
7.339%, 04/19/2014	1,500	982
Series 1997-1A
7.461%, 04/01/2015	614	430
Delta Airlines
Series 2001-1
7.711%, 09/18/2011	1,600	1,120
Series 2007-1
8.954%, 08/10/2014	459	319
Hertz
8.875%, 01/01/2014	500	303
Swift Transportation
12.500%, 05/15/2017 ■	250	55
United Airlines 2007 Pass Trust
Series A
6.636%, 01/02/2024	931	614
		4,483
Total High Yield Corporate Bonds
(Cost $156,342)		114,143

Investment Grade Corporate Bonds - 7.2%
Basic Industry - 1.5%
Arcelormittal
6.125%, 06/01/2018 Æ	1,000	723
Freeport-McMoran Copper & Gold
8.250%, 04/01/2015	600	575
International Paper
7.400%, 06/15/2014	1,150	949
		2,247
Consumer Cyclical - 0.3%
Macys Retail Holdings
7.450%, 07/15/2017	750	475

Consumer Non Cyclical - 1.6%
CVS Caremark
6.302%, 06/01/2037 r	1,000	600
Delhaize America
9.000%, 04/15/2031	356	378
Delhaize Group
5.875%, 02/01/2014 Æ	1,500	1,500
		2,478
Energy - 0.9%
Gazprom International
7.201%, 02/01/2020 Æ ■	563	491
TNK-BP Finance
6.125%, 03/20/2012 Æ ■	1,000	830
		1,321
Finance - 1.4%
American General Finance
Series MTN
5.850%, 06/01/2013	345	137
Discover Financial Services
1.861%, 06/11/2010 r	1,000	864
SLM
Series MTN
5.515%, 07/26/2010 r	1,500	1,065
		2,066
Real Estate - 0.8%
Simon Property Group - REIT
10.350%, 04/01/2019	1,190	1,156

Transportation - 0.7%
Con-way
7.250%, 01/15/2018	1,300	1,009

Total Investment Grade Corporate Bonds
(Cost $11,857)		10,752

Convertible Securities - 3.4%	SHARES/PAR
Basic Industry - 0.3%
Peabody Energy
4.750%, 12/15/2041	$750	527

Consumer Cyclical - 0.2%
UAL
4.500%, 06/30/2021	$850	277

Consumer Non Cyclical - 0.7%
Bunge Limited Æ	6,900	527
Chiquita Brands
4.250%, 08/15/2016	$1,000	555
		1,082
Energy - 0.3%
Headwaters
2.875%, 06/01/2016 ¥	$1,500	427

Finance - 0.6%
CIT Group
Series C	21,000	382
Wells Fargo
Series L	1,000	479
		861
Insurance - 0.3%
American Equity Investment Life
5.250%, 12/06/2024	$750	465

Real Estate - 0.8%
Boston Properties
2.875%, 02/15/2037	$1,000	779
Hospitality Properties Trust
3.800%, 03/15/2027	$500	367
		1,146
Technology - 0.2%
Hutchinson Technology
3.250%, 01/15/2026	$1,000	255

Total Convertible Securities
(Cost $7,518)		5,040

Preferred Stocks - 2.5%	SHARES
Communications - 0.4%
US Cellular	32,000	570

Energy - 0.4%
Constellation Energy Group
Series A	25,000	452
Nexen
Series B Æ	10,600	175
		627
Finance - 0.1%
Bank of America	15,000	93
Freddie Mac ▼	20,000	9
Regions Financing Trust III	1,300	21
		123
Insurance - 1.0%
Aspen Insurance Holdings Æ	50,000	671
Endurance Specialty Holdings
Series A Æ	20,900	279
Metlife
Series B	15,000	220
Renaissancere Holdings
Series D Æ	21,440	340
		1,510
Real Estate - 0.6%
American Home Mortgage Investments - REIT
Series B ¥ è	10,000	-
Ashford Hospitality Trust - REIT
Series D	4,500	31
Duke Realty - REIT
Series O	24,600	280
First Industrial Realty Trust - REIT
Series J	14,000	101
Hospitality Properties Trust - REIT
Series C	20,000	233
National Retail Properties - REIT
Series C	12,600	192
		837
Transportation - 0.0%
Delta Air Contingent Value ●	8,000,000	48

Total Preferred Stocks
(Cost $7,152)		3,715

Closed-End Funds - 2.2%
Aberdeen Asia-Pacific Income Fund ▼	51,000	243
DCA Total Return Fund	50,000	60
Franklin Templeton Limited Duration Income Trust	50,100	447
Gabelli Global Gold Natural Resources & Income Trust ▼	25,000	392
Highland Credit Strategies Fund	76,000	353
ING Clarion Global Real Estate Income Fund	28,000	89
Nuveen Equity Premium Opportunity Fund	48,600	493
Nuveen Multi-Strategy Income and Growth Fund	55,000	200
Pioneer Diversified High Income Trust	17,000	201
Pioneer Floating Rate Trust	60,000	439
Western Asset Global Partners Income Fund	63,000	432
Total Closed-End Funds
(Cost $4,627)		3,349

Exchange-Traded Funds - 1.3%
iShares iBoxx $ High Yield Corporate Bond Fund ▼	15,000	1,017
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,000	282
Powershares Financial Preferred Portfolio ▼	20,000	188
SPDR DB International Government Inflation-Protected Bond ▼	10,900	506
Total Exchange-Traded Funds
(Cost $2,018)		1,993

Asset-Backed Securities - 0.8%	PAR
Manufactured Housing - 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 ¥	$7	5

Other - 0.8%
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AJ
6.413%, 06/11/2050 r	460	121
Exum
Series 2007-1A, Class C
4.327%, 03/22/2014 ¥ ■ r +	1,012	541
Series 2007-2A, Class C
4.727%, 06/22/2014 ¥ ■ r +	1,033	570
		1,232
Total Asset-Backed Securities
(Cost $2,384)		1,237

Common Stocks - 0.3%	SHARES
Communications - 0.0%
Adelphia Recovery Trust ●	958,406	12
Viatel Holding Bermuda Æ ¥ + ●	1	-
		12
Consumer Discretionary - 0.1%
Target ▼	2,900	100

Energy - 0.2%
Pengrowth Energy Trust Æ ▼	42,000	234

Industrials - 0.0%
Delta Air Lines ●	12,066	68

Total Common Stocks
(Cost $633)		414

Short-Term Investments - 4.1%
Money Market Fund - 3.9%
First American Prime Obligations Fund, Class Z ±	5,761,842	5,762

U.S. Treasury Obligations - 0.2%	PAR
U.S. Treasury Bills ☐
0.180%, 04/09/2009	$170	170
0.190%, 06/24/2009	150	150
		320
Total Short-Term Investments
(Cost $6,082)		6,082

Investments Purchased with Proceeds from Securities Lending - 5.2%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $7,811)	7,810,602	7,811

Total Investments Ө - 103.4%
(Cost $206,424)		154,536
Other Assets and Liabilities, Net - (3.4)%		(5,125)
Total Net Assets - 100.0%		$149,411

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held fair valued securities disclosed in footnote +.

è	Security in default at March 31, 2009.
Ø	Represents a foreign high yield (non-investment grade) U.S. dollar denominaed security. On March 31, 2009, the value of these investments was $20,566, which represents 13.8% of total net assets.
¥
Illiquid security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2009, the value of these investments was $4,462 or 3.0% of total net assets:

			Dates
	Security	Par/Shares	Acquired	Cost Basis
	American Airlines, Series 2001-1	$1,257	12/05-1/07	$ 1,192
	American Home Mortgage Investments	10,000	7/07	190
	American Real Estate	$1,250	4/07-3/08	1,239
	BLT Finance BV	$300	4/07	300
	Exopack Holding	$500	6/08	476
	Exum, Series 2007-1A, Class C	$1,012	2/07-12/08	1,012
	Exum, Series 2007-2A, Class C	$1,033	4/07-12/08	1,033
	Green Tree Financial, Series 1998-1, Class A4	$7	5/99	7
	Headwaters	$1,500	7/07-2/08	1,325
	Intertape Polymer Group	$1,850	4/08-5/08	1,639
	Newark Group	$800	6/05	761
	Viatel Holding Bermuda	1	6/08	—

■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2009, the value of these investments was $25,810 or 17.3% of total net assets.

r	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2009.
▼	This security or a portion of this security is out on loan at March 31, 2009. Total loaned securities had a value of $7,604 at March 31, 2009.

+	Security is fair valued. As of March 31, 2009, the value of these investments was $1,949 or 1.3% of total net assets.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of March 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $206,424. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$2,493
	Gross unrealized depreciation	(54,381)
	Net unrealized depreciation	$ (51,888)

REIT -	Real Estate Investment Trust

	Schedule of Open Futures Contracts

			Number of	Notional
		Settlement	Contracts	Contract	Unrealized
	Description	Month	Purchased	Value	Appreciation

	U.S. Treasury 5 Year Note Futures	June 2009	50	$ 5,938	$ 73
	U.S. Treasury 10 Year Note Futures	June 2009	10	1,241	27
					$ 100

	Credit Default Swap Agreements

	Credit Default Swaps on Corporate Issues -
	Buy Protection[1]
					Implied Credit
		Reference	Pay	Expiration	Spread at	Notional	Unrealized
	Counterparty	Entity	Fixed Rate	Date	March 31, 2009[2]	Amount[3]	Appreciation

	JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.259%	$ 400	$ 10

[1] If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2] Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity.

[3] The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open- and closed-end funds, exchange-traded funds, common stocks, preferred stocks, convertible stocks, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, convertible bonds, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.   Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

	As of March 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 23,905	$ 100
	Level 2 - Other significant observable inputs	125,222	10
	Level 3 - Significant unobservable inputs	5,409	—
	Total	$ 154,536	$ 110

	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Balance as of June 30, 2008	$ 3,374	$ —
	Accrued discounts/ premiums	20	—
	Realized gain (loss)	—	—
	Change in net unrealized appreciation (depreciation)	(597)	—
	Net purchases (sales)	428	—
	Transfers in and/or out of Level 3	2,184	—
	Balance as of March 31, 2009	$ 5,409	$ —

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Inflation Protected Securities Fund

DESCRIPTION	PAR	VALUEs

U.S. Government & Agency Securities - 89.8%
Inflation Protected U.S. Treasuries ◀ - 89.8%
U.S. Treasury Bonds
2.375%, 01/15/2025	$16,520	$17,165
2.000%, 01/15/2026	3,483	3,444
2.375%, 01/15/2027	576	601
3.625%, 04/15/2028	12,987	16,011
3.875%, 04/15/2029	14,415	18,515
U.S. Treasury Notes
4.250%, 01/15/2010	878	902
0.875%, 04/15/2010	15,924	15,845
3.500%, 01/15/2011 ▼	5,731	5,984
2.375%, 04/15/2011	10,743	11,021
3.000%, 07/15/2012 ▼	2,642	2,811
1.875%, 07/15/2013 ▼	7,586	7,776
2.000%, 01/15/2014	19,549	20,142
2.000%, 07/15/2014 ▼	3,360	3,469
1.625%, 01/15/2015 ▼	6,606	6,672
1.875%, 07/15/2015	6,528	6,698
2.000%, 01/15/2016 ▼	4,893	5,047
2.500%, 07/15/2016 ▼	4,929	5,268
2.375%, 01/15/2017	10,003	10,622
2.625%, 07/15/2017	4,227	4,591
1.625%, 01/15/2018 ▼	4,232	4,277
1.375%, 07/15/2018	636	631
Total U.S. Government & Agency Securities
(Cost $167,532)		167,492

Asset-Backed Securities - 3.7%
Credit Cards - 1.0%
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8
5.650%, 09/20/2019	1,075	1,022
Discover Card Master Trust I
Series 2007-C1, Class C1
0.876%, 01/15/2013 r	500	336
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.956%, 05/15/2014 r ■ ¥	625	450
		1,808
Other - 2.7%
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 ■	1,330	1,217
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	926	913
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,000	719
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 r	2,000	515
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.799%, 08/10/2045 r	1,010	689
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051	1,000	634
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.952%, 05/15/2046 r	1,000	200
Series 2007-C33, Class AJ
6.100%, 02/15/2051 r	1,000	206
		5,093
Total Asset-Backed Securities
(Cost $11,099)		6,901

Corporate Bonds - 2.6%
Basic Industry - 0.9%
FMG Finance
10.000%, 09/01/2013 ■	500	425
Georgia-Pacific
7.125%, 01/15/2017 ■	150	139
Griffin Coal Mining
9.500%, 12/01/2016 ■	300	106
Southern Copper
7.500%, 07/27/2035	950	689
USG
9.250%, 01/15/2018	100	61
Vedanta Resources
9.500%, 07/18/2018 ■	400	252
		1,672
Consumer Cyclical - 0.1%
MGM Mirage
6.625%, 07/15/2015	130	46
Mohawk Industries
6.125%, 01/15/2016	100	74
		120
Consumer Non Cyclical - 0.2%
HCA
9.250%, 11/15/2016	100	91
Smithfield Foods
7.000%, 08/01/2011	275	212
		303
Electric - 0.1%
Energy Future Holdings
10.875%, 11/01/2017	250	161

Insurance - 1.3%
Allstate Life Global Funding Trust
Series MTN
4.500%, 03/01/2010 r	900	865
Pacific Life Global Funding
4.000%, 02/06/2016 r ■	1,000	872
Principal Life
Series MTN
4.656%, 03/01/2012 r	900	769
		2,506
Total Corporate Bonds
(Cost $5,902)		4,762

Collateralized Mortgage Obligation - Private Mortgage-Backed Security - 0.9%
Fixed Rate - 0.9%
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A8
6.000%, 09/25/2037
(Cost $2,197)	2,240	1,757

Municipal Bond - 0.4%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 ¥
(Cost $845)	845	799

Convertible Securities - 0.1%	SHARES/PAR
Basic Industry - 0.1%
Freeport-McMoran Copper & Gold	1,500	97

Consumer Non Cyclical - 0.0%
Bunge Limited	1,000	76

Energy - 0.0%
Headwaters
2.875%, 06/01/2016 ¥	$280	80

Total Convertible Securities
(Cost $590)		253

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Security - 0.1%	PAR
Fixed Rate - 0.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011
(Cost $206)	$205	209

Preferred Stocks - 0.1%	SHARES
Finance - 0.1%
Bank of America
Series MER	8,400	88

Sovereign - 0.0%
Fannie Mae
Series S	16,000	11

Total Preferred Stocks
(Cost $610)		99

Short-Term Investments - 1.6%
Money Market Fund - 1.3%
First American Prime Obligations Fund, Class Z ±	2,309,133	2,309

U.S. Treasury Obligations - 0.3%	PAR
U.S. Treasury Bills ☐
0.180%, 04/09/2009	$530	530
0.375%, 09/24/2009	55	55
		585
Total Short-Term Investments
(Cost $2,894)		2,894

Investment Purchased with Proceeds from Securities Lending - 15.5%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $28,952)	28,952,318	28,952

Total Investments Ө - 114.8%
(Cost $220,827)		214,118
Other Assets and Liabilities, Net - (14.8)%		(27,692)
Total Net Assets - 100.0%		$186,426

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

◀
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▼	This security or a portion of this security is out on loan at March 31, 2009. Total loaned securities had a value of $28,269 at March 31, 2009.
r	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2009.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2009, the value of these investments was $3,461 or 1.9% of total net assets.

¥
Illiquid security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2009, the value of these investments was $1,329 or 0.7% of total net assets:

				Dates
	Security		Par	Acquired	Cost Basis
	Headwaters		$280	7/07-11/07	$255
	Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B		845	6/06	845
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1		625	8/07	600

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of March 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $220,827. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$2,751
	Gross unrealized depreciation	(9,460)
	Net unrealized depreciation	$ (6,709)

	Schedule of Open Futures Contracts

			Number of
			Contracts	Notional	Unrealized
		Settlement	Purchased	Contract	Appreciation
	Description	Month	(Sold)	Value	(Depreciation)

	Australian Dollar Currency Futures	June 2009	4	$ 277	$ 17
	Canadian Dollar Currency Futures	June 2009	6	476	4
	U.S. Treasury 2 Year Note Futures	June 2009	68	14,817	62
	U.S. Treasury 5 Year Note Futures	June 2009	(8)	(950)	1
	U.S. Treasury 10 Year Note Futures	June 2009	(8)	(993)	(2)
	U.S. Treasury Long Bond Futures	June 2009	4	519	1
					$ 83

	Credit Default Swap Agreements

	Credit Default Swaps on Credit Indices -
	Sell Protection [1]

		Reference	Receive	Expiration	Notional	Unrealized
	Counterparty	Entity	Fixed Rate	Date	Amount [2]	(Depreciation)

	UBS	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	$ 1,300	$ (293)

[1]
If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

	Interest Rate Swap Agreements

			Pay/Receive				Unrealized
		Floating	Floating		Expiration	Notional	Appreciation
	Counterparty	Rate Index	Rate	Fixed Rate	Date	Amount	(Depreciation)

	JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	$ 2,000	$ 174
	UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	3,000	253
	UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	1,000	(102)
							$ 325

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open-end funds,  preferred stocks, convertible stocks, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are U.S. government and agency securities, asset-backed securities,  corporate bonds, collateralized mortgage obligations, convertible bonds, municipal bonds,   U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.   Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 31,457	$ 83
	Level 2 - Other significant observable inputs	181,444	32
	Level 3 - Significant unobservable inputs	1,217	—
	Total	$ 214,118	$ 115

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Balance as of June 30, 2008	$ 1,275	$ —
	Accrued discounts/ premiums	—	—
	Realized gain (loss)	—	—
	Change in net unrealized appreciation (depreciation)	(58)	—
	Net purchases (sales)	—	—
	Transfers in and/or out of Level 3	—	—
	Balance as of March 31, 2009	$ 1,217	$ —

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Government Bond Fund

DESCRIPTION	PAR	VALUEs

U.S. Government & Agency Securities - 96.9%
U.S. Agency Debentures - 44.2%
Federal Farm Credit Bank
4.125%, 07/17/2009	$1,100	$1,112
4.500%, 10/05/2009	1,000	1,018
4.125%, 11/13/2009	1,560	1,588
4.750%, 05/07/2010	1,500	1,560
2.250%, 07/01/2010	1,365	1,384
5.250%, 09/13/2010	1,000	1,056
3.750%, 12/06/2010	1,575	1,638
5.750%, 01/18/2011	1,800	1,940
4.875%, 02/18/2011	1,600	1,702
3.000%, 03/03/2011	4,715	4,854
2.625%, 04/21/2011	1,500	1,534
3.875%, 08/25/2011	3,600	3,785
2.000%, 01/17/2012	3,055	3,063
2.250%, 04/24/2012	2,740	2,736
4.500%, 10/17/2012	1,565	1,677
3.875%, 10/07/2013	1,350	1,419
Federal Home Loan Bank
4.875%, 03/12/2010	870	902
3.500%, 07/16/2010	1,400	1,434
3.375%, 08/13/2010	1,430	1,473
5.125%, 09/10/2010	900	954
4.375%, 09/17/2010	710	743
3.760%, 10/15/2010	3,000	3,003
4.250%, 06/10/2011	1,500	1,586
2.250%, 04/13/2012	2,500	2,519
4.625%, 10/10/2012	910	986
3.625%, 10/18/2013	2,055	2,143
5.375%, 05/18/2016	495	562
4.875%, 05/17/2017	2,685	2,914
5.000%, 11/17/2017	1,865	2,038
Tennessee Valley Authority
1.230%, 01/15/2010 	1,135	1,124
5.625%, 01/18/2011	2,000	2,146
6.790%, 05/23/2012	3,175	3,616
6.000%, 03/15/2013	2,725	3,071
		63,280

U.S. Treasuries - 52.7%
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,682
8.750%, 05/15/2017	1,135	1,637
9.125%, 05/15/2018	1,260	1,907
9.000%, 11/15/2018	1,125	1,705
8.875%, 02/15/2019	1,555	2,346
8.125%, 08/15/2019	1,665	2,414
8.500%, 02/15/2020	1,250	1,866
8.750%, 08/15/2020	3,300	5,035
U.S. Treasury Notes
3.000%, 07/15/2012 ◀	663	706
4.000%, 11/15/2012	6,820	7,476
3.375%, 11/30/2012	1,815	1,948
3.625%, 12/31/2012	5,615	6,086
2.750%, 02/28/2013	1,000	1,054
3.375%, 07/31/2013	9,955	10,770
4.750%, 05/15/2014	6,250	7,217
4.250%, 08/15/2014	12,165	13,769
7.500%, 11/15/2016	3,500	4,699
1.375%, 07/15/2018 ◀	357	354
4.000%, 08/15/2018	2,420	2,689
		75,360

Total U.S. Government & Agency Securities
(Cost $134,388)		138,640

Short -Term Investments - 1.3%	SHARES
First American Government Obligations Fund, Class Z ±	1,240,909	1,241
First American U.S. Treasury Money Market Fund, Class Z ±	614,538	614
Total Short - Term Investments
(Cost $1,855)		1,855
Total Investments Ө - 98.2%
(Cost $136,243)		140,495
Other Assets and Liabilities, Net - 1.8%		2,545
Total Net Assets - 100.0%		$143,040

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2009.
◀
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $136,243. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$4,635
	Gross unrealized depreciation	(383)
	Net unrealized appreeciation	$4,252

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open-end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are U.S. government and agency securities.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,855
Level 2 - Other significant observable inputs	138,640
Level 3 - Significant unobservable inputs	—
Total	$ 140,495

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund

DESCRIPTION	PAR	VALUEs

Corporate Bonds - 52.1%
Banking - 7.3%
Bank of America
5.750%, 12/01/2017	$4,015	$3,372
5.650%, 05/01/2018	1,745	1,456
8.000%, 12/29/2049 r	7,810	3,128
Citigroup
6.125%, 11/21/2017	4,590	3,980
6.125%, 05/15/2018	1,100	949
8.400%, 04/29/2049 r	3,155	1,783
Citigroup Capital XXI
8.300%, 12/21/2057 r	1,475	710
Deutsche Bank AG London
4.875%, 05/20/2013	2,660	2,609
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	3,745	3,576
Fifth Third Bank
Series BKNT
4.200%, 02/23/2010	1,250	1,196
JPMorgan Chase
5.150%, 10/01/2015	3,290	2,900
Series 1
7.900%, 04/29/2049 r	4,085	2,625
JPMorgan Chase Capital XXII
Series V
6.450%, 02/02/2037	1,750	1,106
Keycorp
6.500%, 05/14/2013	1,000	976
National City Preferred Capital Trust I
12.000%, 12/29/2049 r	1,560	1,071
North Fork Bancorp
5.875%, 08/15/2012	3,130	2,591
Sovereign Bank
8.750%, 05/30/2018	2,040	1,642
UBS Preferred Funding Trust V
6.243%, 05/29/2049 r	1,170	320
Wachovia
5.750%, 06/15/2017	2,065	1,843
5.750%, 02/01/2018	560	496
Wells Fargo
4.375%, 01/31/2013	4,050	3,775
5.625%, 12/11/2017	2,385	2,176
Series K
7.980%, 12/31/2049 r	3,365	1,581
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 r	3,545	1,688
Wells Fargo Capital XV
9.750%, 12/29/2049 r	1,760	1,285
		48,834
Basic Industry - 2.7%
Arcelormittal
5.375%, 06/01/2013	7,835	6,082
BHP Billiton Finance
6.500%, 04/01/2019	1,650	1,672
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	1,915
E.I. Du Pont de Nemours
5.000%, 01/15/2013	1,315	1,369
Rio Tinto Financial
5.875%, 07/15/2013	3,300	2,959
Teck Cominco
5.375%, 10/01/2015	2,810	1,489
U.S. Steel
7.000%, 02/01/2018	1,750	1,194
Vale Overseas
6.250%, 01/11/2016	1,525	1,540
		18,220
Brokerage - 4.6%
Goldman Sachs Capital II
5.793%, 12/29/2049 r	1,165	485
Goldman Sachs Group
6.150%, 04/01/2018	11,900	10,870
Merrill Lynch
5.450%, 02/05/2013	2,950	2,418
6.050%, 05/16/2016	4,625	2,837
Series MTN
6.150%, 04/25/2013	1,860	1,564
Morgan Stanley
5.375%, 10/15/2015	6,550	5,917
Series MTN
6.625%, 04/01/2018	6,700	6,388
		30,479
Capital Goods - 1.1%
Boeing
6.000%, 03/15/2019	2,670	2,743
Caterpillar
7.150%, 02/15/2019	2,565	2,346
John Deere Capital
Series MTN
4.500%, 04/03/2013	1,990	1,952
		7,041
Communications - 5.8%
AT&T
5.800%, 02/15/2019	3,350	3,279
British Sky Broadcasting
6.100%, 02/15/2018 ■	1,845	1,605
British Telecom
5.950%, 01/15/2018	2,415	1,966
Comcast
6.300%, 11/15/2017	6,315	6,145
Deutsche Telekom
5.875%, 08/20/2013	6,560	6,673
Embarq
7.082%, 06/01/2016	1,170	1,053
Rogers Communications
6.800%, 08/15/2018	1,390	1,389
Time Warner Cable
8.250%, 02/14/2014	2,000	2,091
6.750%, 07/01/2018	2,025	1,901
Verizon Communications
5.250%, 04/15/2013	6,900	7,043
8.750%, 11/01/2018	3,270	3,741
Vodafone Group
5.625%, 02/27/2017	2,000	1,982
		38,868
Consumer Cyclical - 3.2%
American Honda Finance
Series MTN
4.625%, 04/02/2013 ■	3,660	3,291
Home Depot
5.875%, 12/16/2036	1,775	1,257
McDonald's
Series MTN
5.350%, 03/01/2018	1,740	1,836
Quest Diagnostic
5.125%, 11/01/2010	3,490	3,503
Target
5.125%, 01/15/2013	6,025	6,276
Whirlpool
Series MTN
5.500%, 03/01/2013	3,165	2,605
Yum! Brands
8.875%, 04/15/2011	2,740	2,923
		21,691
Consumer Non Cyclical - 6.1%
Altria Group
9.700%, 11/10/2018	3,000	3,265
Anheuser-Busch InBev
7.750%, 01/15/2019 ■	3,450	3,440
Covidien International
5.450%, 10/15/2012	2,240	2,301
General Mills
5.700%, 02/15/2017	4,410	4,535
5.650%, 02/15/2019	1,635	1,664
Kellogg
5.125%, 12/03/2012	3,315	3,503
Kraft Foods
6.750%, 02/19/2014	1,290	1,395
6.500%, 08/11/2017	3,800	3,913
Philip Morris
4.875%, 05/16/2013	5,000	5,055
Roche Holdings
6.000%, 03/01/2019 ■	2,100	2,161
Schering-Plough
5.550%, 12/01/2013	4,595	4,829
UnitedHealth Group
4.875%, 02/15/2013	2,965	2,888
6.000%, 02/15/2018	2,000	1,922
		40,871

Electric - 3.0%
MidAmerican Energy Holdings
5.875%, 10/01/2012	3,445	3,576
National Rural Utilities
10.375%, 11/01/2018	3,100	3,589
Ohio Power
Series K
6.000%, 06/01/2016	2,100	2,019
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	3,079
PPL Energy Supply
6.300%, 07/15/2013 ▼	2,000	2,001
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ▼ ■	2,030	1,833
Virginia Electric Power
5.950%, 09/15/2017	3,780	3,936
		20,033
Energy - 3.4%
Canadian National Resources
5.900%, 02/01/2018	660	591
Hess
8.125%, 02/15/2019	2,750	2,835
Marathon Oil
5.900%, 03/15/2018	1,420	1,297
7.500%, 02/15/2019	2,060	2,075
Nexen
5.650%, 05/15/2017	4,180	3,520
Suncor Energy
6.100%, 06/01/2018	1,275	1,087
Tengizchevroil Finance
6.124%, 11/15/2014 ■	2,653	2,096
Weatherford International
5.950%, 06/15/2012	3,690	3,531
XTO Energy
4.625%, 06/15/2013 ▼	3,000	2,905
5.650%, 04/01/2016	3,295	3,145
		23,082
Finance - 4.0%
American Express Centurion
Series BKNT
5.550%, 10/17/2012	2,035	1,811
American Express Credit
Series C
7.300%, 08/20/2013	2,405	2,233
Capital One Financial
6.150%, 09/01/2016	1,775	1,124
CIT Group
5.650%, 02/13/2017	1,955	1,132
Countrywide Financial
6.250%, 05/15/2016	2,395	1,993
Credit Agricole
6.637%, 05/29/2049 r■	1,635	491
General Electric Capital
4.800%, 05/01/2013 ▼	6,235	5,843
Series MTN
5.625%, 09/15/2017	3,955	3,466
International Lease Finance
6.375%, 03/25/2013	2,635	1,456
Janus Capital Group
6.700%, 06/15/2017	1,620	803
Rockies Express Pipeline
6.850%, 07/15/2018 ■	2,000	1,965
SLM
Series MTN
5.400%, 10/25/2011	2,270	1,407
Transcapitalinvest
5.670%, 03/05/2014 ■	4,125	3,321
		27,045
Industrial Other - 0.7%
Johnson Controls
5.250%, 01/15/2011 ▼	4,720	4,573

Insurance - 2.2%
Ace INA Holdings
5.700%, 02/15/2017	2,765	2,506
Allied World Assurance
7.500%, 08/01/2016	3,040	1,934
American International
8.250%, 08/15/2018 ■	3,000	1,284
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,055	1,730
Met Life Global Funding I
5.125%, 04/10/2013 ■	3,730	3,406
Metlife
7.717%, 02/15/2019	1,170	1,049
Pacific Life Global Funding
5.150%, 04/15/2013 ■	2,205	2,077
ZFS Finance USA Trust V
6.500%, 05/09/2037 r■	1,530	627
		14,613
Natural Gas - 0.6%
Kinder Morgan Energy Partners
5.000%, 12/15/2013	4,560	4,306

Other Utility - 0.2%
American Water Capital
6.085%, 10/15/2017	1,420	1,326

Real Estate - 1.6%
Health Care - REIT
5.875%, 05/15/2015	3,775	2,911
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	4,300	2,994
iStar Financial - REIT
5.650%, 09/15/2011	2,000	820
Prologis - REIT
5.500%, 04/01/2012	3,080	1,923
Prologis 2006 - REIT
5.750%, 04/01/2016	3,525	1,937
		10,585
Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017 ▼	1,400	1,369

Technology - 2.1%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,334
Computer Sciences
6.500%, 03/15/2018 ■	3,490	3,309
Jabil Circuit
5.875%, 07/15/2010	4,200	4,011
Motorola
8.000%, 11/01/2011	3,900	3,577
National Semiconductor
6.600%, 06/15/2017	2,930	1,930
		14,161
Transportation - 3.3%
AEP Texas Central
Series A-2
4.980%, 07/01/2013	9,695	10,183
Burlington Northern Santa Fe
5.650%, 05/01/2017	3,485	3,430
Erac USA Finance
6.375%, 10/15/2017 ■	1,445	930
FedEx
8.000%, 01/15/2019	2,000	2,105
Union Pacific
5.750%, 11/15/2017	3,320	3,170
United Parcel Service
3.875%, 04/01/2014	2,460	2,466
		22,284
Total Corporate Bonds
(Cost $395,722)		349,381

Asset-Backed Securities - 26.5%
Automotive - 7.0%
Capital One Prime Auto Receivables Trust
Series 2007-2, Class A3
4.890%, 01/15/2012	2,397	2,416
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	4,000	4,012
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	3,037	2,990
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■	8,425	7,281
Honda Auto Receivables Owner Trust
Series 2005-5, Class A4
4.690%, 02/15/2011	5,775	5,780
Series 2005-6, Class A4
4.930%, 03/18/2011	5,396	5,467
Huntington Auto Trust
Series 2009-1A, Class A2
3.500%, 07/15/2011 ■	3,375	3,377
USAA Auto Owner Trust
Series 2007-1, Class A3
5.430%, 10/15/2011	1,592	1,613
Series 2006-2, Class A4
5.370%, 02/15/2012	1,051	1,068
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	4,716	4,720
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%, 04/20/2011	5,063	5,104
Series 2006-2, Class A4
5.230%, 03/20/2012 ■	1,800	1,813
World Omni Auto Receivables Trust
Series 2007-B, Class A3A
5.280%, 01/17/2012	1,208	1,222
		46,863
Credit Cards - 4.6%
American Express Issuance Trust
Series 2005-1, Class C
1.525%, 08/15/2011 r	1,930	1,383
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	5,865	5,831
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	2,500	2,480
Series 2008-3A, Class A3
5.050%, 02/15/2016	4,095	3,830
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	11,394
Discover Card Master Trust I
Series 2007-C1, Class C1
1.515%, 01/15/2013 r	1,940	1,304
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,530	3,067
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
1.595%, 05/15/2014 r■¥	1,920	1,383
		30,672
Equipment Leases - 0.7%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	4,645	4,664

Home Equity - 0.4%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ¥	37	36
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.900%, 04/15/2028 ¥	29	29
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,760	2,281
Saxon Asset Securities Trust
Series 2004-1, Class A
1.935%, 03/25/2035 r¥	142	72
		2,418
Manufactured Housing - 0.7%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028 ¥	110	102
Series 2008-MH1, Class A1
7.000%, 04/25/2038 r■¥	1,899	1,666
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	3,108	3,013
		4,781
Other - 10.8%
Banc of America Commercial Mortgage
Series 2005-5, Class AM
5.176%, 10/10/2045 r	3,370	1,672
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.991%, 09/11/2042 r■	1,470	180
Series 2007-PW15, Class A2
5.205%, 02/11/2044	3,605	2,953
Series 2007-PW18, Class AJ
6.210%, 06/11/2050 r	1,775	466
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 r	2,145	509
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	2,340	1,876
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	5,040	4,275
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■¥	2,349	1,481
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■	7,390	7,279
Series 2006-1, Class C
5.707%, 02/15/2036 ■	4,420	4,044
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	2,432	2,388
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 r	4,150	1,069
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.560%, 04/10/2038	11,945	10,889
Series 2006-GG8, Class A2
5.479%, 11/10/2039	15,495	13,675
Series 2007-GG10, Class A4
5.993%, 08/10/2045 r	5,490	3,747
Series 2006-RR2, Class A1
5.689%, 06/23/2046 ■¥	2,245	494
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 r	1,230	392
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.305%, 07/12/2038 r	1,455	437
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r	630	206
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r	590	191
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	10,280	7,693
Series 2007-C34, Class AJ
5.952%, 05/15/2046	2,375	475
Series 2007-C34, Class A2
5.569%, 05/15/2046	7,210	5,831
Series 2007-C33, Class AJ
5.902%, 02/15/2051	2,315	477
		72,699
Utilities - 2.3%
Centerpoint Energy Transition
Series 2008-A, Class A1
4.192%, 02/01/2020	5,834	5,961
PG&E Energy Recovery Funding
Series 2005-1, Class A3
4.140%, 09/25/2012	9,615	9,761
		15,722
Total Asset-Backed Securities
(Cost $211,335)		177,819

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 7.5%
Adjustable Rate r - 3.0%
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.944%, 09/20/2036	6,132	2,390
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
4.814%, 10/25/2033	6,466	5,060
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.801%, 07/19/2047	5,302	2,061
Structured Mortgage Loan Trust
Series 2004-11, Class A
5.329%, 08/25/2034	293	228
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.451%, 10/25/2033	6,125	5,896
Series 2004-E, Class A5
3.662%, 05/25/2034	4,435	4,429
		20,064
Fixed Rate - 4.5%
Banc of America Mortgage Securities
Series 2003-6, Class 1A29
4.250%, 08/25/2033	1,276	1,255
Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,771
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	4,970	4,143
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	1,580	1,394
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,725	1,136
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	3,465	3,257
Salomon Brothers Mortgage Securities
Series 1986-1, Class A
6.000%, 12/25/2011 ¥	12	12
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-2, Class 3A1
5.500%, 04/25/2022	3,152	2,813
Wells Fargo Mortgage Backed Securities Trust
Series 2005-3, Class A9
5.500%, 05/25/2035	3,440	2,808
Series 2007-2, Class 1A8
5.750%, 03/25/2037	6,267	5,275
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ¥	28	28
		29,892
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $57,608)		49,956

U.S. Government & Agency Securities - 4.0%
U.S. Agency Debentures - 2.2%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 ■▼	13,900	14,892

U.S. Treasuries - 1.8%
U.S. Treasury Notes
0.875%, 02/28/2011 ▼	5,360	5,370
2.750%, 10/31/2013 ▼	2,400	2,531
1.875%, 02/28/2014	505	511
2.750%, 02/15/2019 ▼	3,190	3,207
		11,619
Total U.S. Government & Agency Securities
(Cost $25,443)		26,511

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.1%
Fixed Rate - 3.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	3,986	4,062
Series 2780, Class QC
4.500%, 03/15/2017	10,203	10,431
Series 2750, Class HE
5.000%, 02/15/2019	5,930	6,262
Series 1167, Class E
7.500%, 11/15/2021	20	20
Series 1286, Class A
6.000%, 05/15/2022	54	54
Federal National Mortgage Association
Series 1990-89, Class K
6.500%, 07/25/2020	14	15
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $19,830)		20,844

U.S. Government Agency Mortgage-Backed Securities - 2.1%
Adjustable Rate r - 1.5%
Federal Home Loan Mortgage Corporation Pool
5.307%, 01/01/2028, #786281	807	815
5.150%, 04/01/2029, #847190	1,146	1,168
5.451%, 10/01/2030, #847209	2,825	2,859
5.192%, 05/01/2031, #847161	970	977
5.341%, 09/01/2033, #847210	2,426	2,469
Federal National Mortgage Association Pool
5.303%, 09/01/2033, #725111	1,657	1,669
		9,957
Fixed Rate - 0.6%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	4,060	4,255
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $14,223)		14,212

Municipal Bond - 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 ¥
(Cost $1,800)	1,800	1,701

Preferred Stocks - 0.1%	SHARES
Banking - 0.1%
Bank of America
Series MER	34,300	358

Sovereign - 0.0%
Fannie Mae
Series S	104,000	74
Total Preferred Stocks
(Cost $3,330)		432

Short-Term Investments - 5.1%
Money Market Fund - 4.3%
First American Prime Obligations Fund, Class Z ±	28,655,758	28,656

U.S. Treasury Obligations - 0.8%	PAR
U.S. Treasury Bills ☐
0.180%, 04/09/2009	$1,865	1,865
0.375%, 09/24/2009	3,510	3,503
		5,368
Total Short-Term Investments
(Cost $34,023)		34,024
Investment Purchased with Proceeds from Securities Lending - 6.5%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $43,825)	43,825,088	43,825
Total Investments Ө - 107.2%
(Cost $807,139)		718,705
Other Assets and Liabilities, Net - (7.2)%		(48,379)
Total Net Assets - 100.0%		$670,326

s
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

r	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2009.
▼	This security or a portion of this security is out on loan at March 31, 2009. Total loaned securities had a value of $43,055 at March 31, 2009.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2009, the value of these investments was $83,258 or 12.4% of total net assets.

¥
Illiquid security - A security is considered illiquid if it may not be sold of disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2009, the value of these investments was $7,004 or 1.0% of total net assets:

				Dates
	Security		Par	Acquired	Cost Basis
	Amresco Residential Security Mortgage, Series 1997-3, Class A9		$ 37	10/02	$ 38
	Commercial Mortgage Pass -Through Certificates, Series 2004-RS1, Class A		2,349	02/07	2,284
	Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9		29	10/02	30
	Green Tree Financial, Series 1996-9, Class A5		110	04/00	109
	Green Tree Financial, Series 2008-MH1, Class A1		1,899	09/08	1,833
	GS Mortgage Securities II, Series 2006-RR2, Class A1		2,245	07/06	2,203
	Salomon Brothers Mortgage Securities, Series 1986-1, Class A		12	08/97	11
	Saxon Asset Securities Trust, Series 2004-1, Class A		142	01/04	142
	Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B		1,800	06/06	1,800
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1		1,920	08/07	1,843
	Westam Mortgage Financial, Series 11, Class A		28	11/97	27

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of March 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $807,139.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$8,086
	Gross unrealized depreciation	(96,520)
	Net unrealized depreciation	$(88,434)

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

			Number of
			Contracts	Notional	Unrealized
		Settlement	Purchased	Contract	Appreciation
Description		Month	(Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures		June 2009	434	$ 94,565	$ 425
U.S. Treasury 5 Year Note Futures		June 2009	448	53,207	680
U.S. Treasury 10 Year Note Futures		June 2009	(39)	(4,839)	(10)
U.S. Treasury Long Bond Futures		June 2009	(106)	(13,749)	(349)
					$ 746

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues -
Buy Protection[1]				Implied Credit
	Reference	Pay	Expiration	Spread at	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	March 31, 2009[3]	Amount[4]	Appreciation
JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.259%	$800,000	$19

Credit Default Swaps on Credit Indices -
Sell Protection[2]
	Reference	Receive	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[4]	Depreciation
Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$27,700	$(1,019)
Deutsche Bank	Dow Jones CDX IG12 Index	1.000%	06/20/2014	21,800	(67)
JPMorgan	Dow Jones CDX IG12 Index	1.000%	06/20/2014	8,000	(11)
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	4,700	(1,050)
					$(2,147)

[1] If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2] If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3] Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity.

[4] The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements
	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	$ 6,000	$ 522
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	4,000	(409)
UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	8,000	674
						$ 787

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open-end funds, preferred stocks, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, collateralized mortgage obligations, U.S. government and agency securities, mortgage-backed securities,  municipal bonds, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 72,913	$ 746
	Level 2 - Other significant observable inputs	629,237	(1,341)
	Level 3 - Significant unobservable inputs	16,555	—
	Total	$ 718,705	$ (595)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Balance as of June 30, 2008	$ 18,683	$ —
	Accrued discounts/ premiums	—	—
	Realized gain (loss)	—	—
	Change in net unrealized appreciation (depreciation)	(2,116)	—
	Net purchases (sales)	(12)	—
	Transfers in and/or out of Level 3	—	—
	Balance as of March 31, 2009	$ 16,555	$ —

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund

DESCRIPTION	PAR	VALUE s
Asset-Backed Securities - 33.5%
Automotive - 9.6%
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%, 09/20/2012 ■	$4,000	$4,023
BMW Vehicle Owner Trust
Series 2006-A, Class A4
5.070%, 08/25/2011	1,247	1,262
Capital One Prime Auto Receivables Trust
Series 2007-2, Class A3
4.890%, 01/15/2012	1,917	1,933
DaimlerChrysler Auto Trust
Series 2006-C, Class A3
5.200%, 07/08/2010	823	824
Series 2006-C, Class A4
4.980%, 11/08/2011	1,000	995
Series 2008-A, Class A3A
3.700%, 06/08/2012	1,600	1,516
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	1,750	1,755
Harley-Davidson Motorcycle Trust
Series 2006-1, Class A2
5.040%, 10/15/2012 ■	1,853	1,823
Honda Auto Receivables Owner Trust
Series 2005-5, Class A4
4.690%, 02/15/2011	76	76
Huntington Auto Trust
Series 2009-1A, Class A2
3.480%, 07/15/2011 ■	1,625	1,626
JPMorgan Auto Receivables Trust
Series 2007-A, Class A3
5.190%, 02/15/2011 ■	2,299	2,307
Nissan Auto Lease Trust
Series 2006-A, Class A3
5.110%, 03/15/2010	1,036	1,036
Nissan Auto Receivables Owner Trust
Series 2009-A, Class A2
2.940%, 07/15/2011	3,000	3,002
USAA Auto Owner Trust
Series 2005-2, Class A4
4.170%, 02/15/2011	171	171
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	3,231	3,234
Wachovia Auto Loan Owner Trust
Series 2006-2A, Class A3
5.230%, 08/20/2011 ■	101	101
Series 2006-2, Class A4
5.230%, 03/20/2012 ■	1,000	1,007
Wachovia Auto Owner Trust
Series 2007-A, Class A3
5.390%, 09/20/2011	2,104	2,127
World Omni Auto Receivables Trust
Series 2006-A, Class A4
5.030%, 10/17/2011	301	303
Series 2007-B, Class A3A
5.280%, 01/17/2012	1,655	1,674
		30,795

Credit Cards - 8.7%
American Express Issuance Trust
Series 2008-2, Class A
4.020%, 01/18/2011	800	795
Series 2005-1, Class C
0.791%, 08/15/2011 r	905	649
Bank One Issuance Trust
Series 2004-B2, Class B2
4.370%, 04/15/2012	1,200	1,170
Capital One Multi-Asset Execution Trust
Series 2007-A9, Class A9
4.950%, 08/15/2012	1,000	1,004
Series 2008-A1, Class A
1.080%, 11/15/2012 r	1,265	1,239
Series 2005-A3, Class A3
4.050%, 03/15/2013	5,241	5,200
Series 2008-3A, Class A3
5.050%, 02/15/2016	2,000	1,871
Chase Issuance Trust
Series 2008-A7, Class A7
1.110%, 11/15/2011 r	220	217
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	5,245	5,338
Discover Card Master Trust
Series 2007-C1, Class C1
0.775%, 01/15/2013 r	885	595
Discover Card Master Trust I
Series 2003-4, Class B2
0.986%, 05/15/2013 r	185	132
Series 2005-4, Class B1
0.806%, 06/18/2013 r	380	264
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.100%, 06/15/2012	4,950	4,934
MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.100%, 10/15/2012	1,825	1,823
Series 2005-A6, Class A6
4.500%, 01/15/2013	1,500	1,503
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.855%, 05/15/2014 ■r¥	1,855	1,336
		28,070

Equipment Leases - 0.8%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	2,173	2,182
MBNA Practice Solutions Owner Trust
Series 2005-2, Class A4
4.470%, 06/15/2013 ■	500	499
		2,681

Home Equity - 0.9%
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	2,133	1,294
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025 ¥	34	32
Series 1996-4, Class A
7.250%, 01/25/2028 ¥	206	175
IMC Home Equity Loan Trust
Series 1998-3, Class A7
6.720%, 08/20/2029 ¥	1,438	1,289
		2,790

Manufactured Housing - 1.3%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■¥	816	716
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	924	895
Series 2005-B, Class A2
5.247%, 12/15/2018	2,899	2,661
		4,272

Other - 9.3%
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036	948	949
Series 2007-PW18, Class AJ
6.413%, 06/11/2050 r	730	192
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,385	1,110
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■¥	1,242	783
GE Capital Commercial Mortgage Corporation
Series 2001-2, Class A2
5.850%, 08/11/2033	2,617	2,618
Series 2001-3, Class A2
6.070%, 06/10/2038	3,250	3,177
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■	4,380	4,314
Series 2006-1, Class C
5.707%, 02/15/2036 ■	2,750	2,516
GMAC Commercial Mortgage Securities
Series 2004-C1, Class A2
4.100%, 03/10/2038	2,040	2,000
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037	8,840	7,924
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	30	30
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	4,555	4,444
		30,057

Utilities - 2.9%
Centerpoint Energy
Series 2005-A, Class A2
4.970%, 08/01/2014	4,144	4,310
Oncor Electric Delivery Transition Bond Company
Series 2003-1, Class A2
4.030%, 02/15/2012	956	966
Peco Energy Transition Trust
Series 2001-A, Class A1
6.520%, 12/31/2010	2,240	2,344
PG&E Energy Recovery Funding
Series 2005-1, Class A2
3.870%, 06/25/2011	219	220
PSE&G Transition Funding
Series 2001-1, Class A6
6.610%, 06/15/2015	1,190	1,315
		9,155

Total Asset-Backed Securities
(Cost $111,069)		107,820

Corporate Bonds - 27.2%
Banking - 8.2%
Bank of America
7.800%, 02/15/2010	2,500	2,402
2.100%, 04/30/2012	1,500	1,503
Bank One
7.875%, 08/01/2010	2,700	2,773
Citigroup
4.125%, 02/22/2010	2,000	1,930
2.125%, 04/30/2012	1,500	1,505
5.300%, 10/17/2012	2,500	2,203
Credit Suisse
4.875%, 08/15/2010	1,500	1,502
Fifth Third Bank
Series BKNT
4.200%, 02/23/2010	1,000	956
First Union National Bank
7.800%, 08/18/2010	1,000	996
HSBC Finance
6.750%, 05/15/2011	2,345	2,090
JPMorgan Chase
2.200%, 06/15/2012	1,500	1,512
Key Bank
3.200%, 06/15/2012 ▼	1,500	1,557
M&I Bank
Series BKNT
4.400%, 03/15/2010	1,000	968
National City Bank
Series MTN
4.500%, 03/15/2010	1,000	1,002
Union Planters
4.375%, 12/01/2010	1,000	956
Wells Fargo
4.625%, 08/09/2010	2,750	2,716
		26,571

Basic Industry - 0.5%
BHP Billiton Finance
5.500%, 04/01/2014	1,000	1,007
Georgia-Pacific
8.125%, 05/15/2011	500	497
Vedanta Resources
9.500%, 07/18/2018 ■	420	264
		1,768

Brokerage - 2.8%
Goldman Sachs Group
6.875%, 01/15/2011	3,000	3,031
1.625%, 07/15/2011	1,580	1,581
Merrill Lynch
5.450%, 02/05/2013	1,250	1,025
Morgan Stanley
4.000%, 01/15/2010	2,000	1,986
2.250%, 03/13/2012	1,525	1,537
		9,160

Communications - 2.7%
AT&T
7.300%, 11/15/2011	1,500	1,612
Comcast Cable Communications
6.875%, 06/15/2009	2,305	2,320
DirecTV Holdings
7.625%, 05/15/2016	360	353
Time Warner Cable
5.400%, 07/02/2012	1,250	1,207
Verizon New England
6.500%, 09/15/2011	1,500	1,554
Vodafone Airtouch
7.750%, 02/15/2010	1,500	1,556
		8,602

Consumer Cyclical - 1.6%
Harrahs Operating
10.000%, 12/15/2015 ■	2,000	620
MGM Mirage
6.625%, 07/15/2015	250	89
Quest Diagnostic
5.125%, 11/01/2010	1,990	1,997
Staples
9.750%, 01/15/2014	1,000	1,047
Yum! Brands
8.875%, 04/15/2011	1,260	1,344
		5,097

Consumer Non Cyclical - 2.9%
Anheuser-Busch InBev
7.200%, 01/15/2014 ■	1,000	1,048
Cardinal Health
6.750%, 02/15/2011	1,250	1,272
Covidien International
5.150%, 10/15/2010	3,000	3,096
Eli Lilly & Co.
3.550%, 03/06/2012	1,000	1,022
Kraft Foods
5.625%, 11/01/2011	1,500	1,562
Pfizer
4.450%, 03/15/2012	1,000	1,027
Smithfield Foods
7.000%, 08/01/2011	320	246
		9,273

Electric - 1.1%
Arizona Public Service
6.375%, 10/15/2011	2,000	1,973
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,555	1,615
		3,588

Energy - 0.3%
ConocoPhillips
4.750%, 02/01/2014	900	936

Finance - 3.6%
American Express Travel
5.250%, 11/21/2011 ■	2,450	2,211
Ameriprise Financial
5.350%, 11/15/2010	1,000	929
CIT Group
5.650%, 02/13/2017	100	58
Countrywide Financial
Series MTNA
4.500%, 06/15/2010	2,000	1,848
General Electric Capital
2.200%, 06/08/2012	1,510	1,520
Series MTN
5.250%, 10/19/2012	3,000	2,888
ILFC E-Capital Trust I
5.900%, 12/21/2065 ■r	1,000	151
International Lease Finance
5.000%, 04/15/2010 ▼	2,525	2,006
		11,611

Insurance - 0.8%
Allstate Life Global Funding
Series MTN
4.250%, 02/26/2010	2,500	2,465

Natural Gas - 0.5%
Consolidated Natural Gas
Series C
6.250%, 11/01/2011	1,575	1,620

Real Estate - 0.3%
iStar Financial - REIT
6.000%, 12/15/2010	1,500	840

Technology - 1.3%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,334
Jabil Circuit
5.875%, 07/15/2010	1,795	1,714
Motorola
8.000%, 11/01/2011	1,200	1,101
		4,149

Transportation - 0.6%
FedEx
7.375%, 01/15/2014	1,000	1,060
United Parcel Service
3.875%, 04/01/2014	1,000	1,003
		2,063

Total Corporate Bonds
(Cost $92,958)		87,743

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 14.3%
Adjustable Rate r - 6.5%
Banc of America Mortgage Securities
Series 2004-F, Class 2A6
4.145%, 07/25/2034	3,000	2,962
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	2,576	1,648
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.665%, 12/20/2046	4,509	1,455
Countrywide Home Loans
Series 2004-2, Class 2A1
5.296%, 02/25/2034	530	445
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.903%, 01/25/2035	1,996	533
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.706%, 03/19/2036	4,621	1,682
Series 2007-4, Class 2A1
0.686%, 07/19/2047	2,522	981
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.444%, 03/25/2035	656	302
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
5.090%, 02/25/2034	1,391	1,153
Series 2006-A7, Class 3A4
5.962%, 01/25/2037	715	139
Sequoia Mortgage Trust
Series 2007-1, Class 2A1
5.824%, 02/20/2047	933	529
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	231	180
Washington Mutual
Series 2007-HY2, Class 3A2
5.887%, 09/25/2036	794	160
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E, Class A5
3.662%, 05/25/2034	2,888	2,884
Series 2005-AR10, Class 2A5
4.111%, 06/25/2035	838	789
Series 2006-AR10, Class 5A2
5.595%, 07/25/2036	2,897	2,225
Series 2006-AR14, Class 2A3
6.132%, 10/25/2036	5,258	2,965
		21,032

Fixed Rate - 7.8%
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	1,745	1,579
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,066	1,360
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	2,438	2,292
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	99	98
GMAC Commercial Mortgage Securities
Series 2003-C2, Class A2
5.446%, 05/10/2040	3,500	3,379
GMAC Mortgage Corporation Loan Trust
Series 2006-J1, Class A1
5.750%, 04/25/2036	1,950	1,335
GS Commercial Mortgage
Series 2007-GG10
5.690%, 08/10/2045	1,234	1,210
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A3
6.429%, 04/15/2035	7,905	7,849
Master Alternative Loans Trust
Series 2004-13, Class 10A1
8.000%, 01/25/2035	639	539
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036	2,693	1,331
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1
6.201%, 09/25/2037	2,142	1,339
Wells Fargo Mortgage Backed Securities Trust
Series 2006-3, Class A1
5.500%, 03/25/2036	960	789
Series 2007-2, Class 1A8
5.750%, 03/25/2037	2,367	1,992
		25,092

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $61,452)		46,124

U.S. Government Agency Mortgage-Backed Securities - 10.4%
Adjustable Rate r - 8.6%
Federal Home Loan Mortgage Corporation Pool
4.500%, 05/01/2018, #G11618	4,739	4,912
7.250%, 12/01/2026, #756591	537	547
6.569%, 01/01/2029, #846946	440	447
7.045%, 10/01/2029, #786853	275	276
6.806%, 04/01/2030, #972055	328	337
5.962%, 05/01/2030, #847014	262	264
6.501%, 06/01/2031, #847367	190	192
6.544%, 08/01/2032, #847331	2,585	2,636
5.175%, 09/01/2032, #847652	1,442	1,460
6.550%, 10/01/2032, #847063	232	237
4.223%, 05/01/2033, #780456	1,039	1,035
Federal National Mortgage Association Pool
4.500%, 04/01/2024, #AA4312	5,000	5,153
6.586%, 11/01/2025, #433988	628	627
6.579%, 10/01/2030, #847241	1,765	1,807
5.841%, 06/01/2031, #625338	307	316
6.766%, 12/01/2031, #535363	1,522	1,551
6.902%, 03/01/2032, #545791	53	53
6.671%, 05/01/2032, #545717	374	376
7.110%, 05/01/2032, #634948	144	147
4.494%, 10/01/2032, #661645	99	102
4.702%, 12/01/2032, #671884	282	288
5.377%, 04/01/2034, #775389	219	223
4.258%, 07/01/2034, #795242	2,970	3,015
5.937%, 08/01/2036, #555369	277	280
Government National Mortgage Association Pool
4.750%, 08/20/2021, #008824	149	151
4.750%, 07/20/2022, #008006	212	213
4.750%, 09/20/2025, #008699	113	114
5.375%, 04/20/2026, #008847	92	94
4.750%, 08/20/2027, #080106	32	32
5.375%, 01/20/2028, #080154	51	52
5.375%, 05/20/2029, #080283	155	157
4.875%, 11/20/2030, #80469	228	229
5.375%, 04/20/2031, #080507	98	100
4.500%, 08/20/2031, #80535	322	322
5.500%, 02/20/2032, #080580	82	85
		27,830

Fixed Rate - 1.8%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	2,256	2,364
Federal National Mortgage Association Pool
5.500%, 05/01/2012, #254340	489	501
5.000%, 03/01/2013, #254682	339	347
4.000%, 12/01/2013, #255039	2,522	2,571
		5,783

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $33,494)		33,613

U.S. Government & Agency Securities - 4.5%
U.S. Agency Debentures - 2.1%
Federal Home Loan Bank
2.750%, 06/18/2010	755	770
2.250%, 04/13/2012	6,000	6,046
		6,816
U.S. Treasuries - 2.4%
U.S. Treasury Notes
4.875%, 04/30/2011 ▼	3,075	3,332
4.625%, 10/31/2011	1,235	1,350
4.125%, 08/31/2012 ▼	2,795	3,061
		7,743
Total U.S. Government & Agency Securities
(Cost $14,218)		14,559

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.6%
Fixed Rate - 3.6%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	2,913	2,968
Series 2780, Class QC
4.500%, 03/15/2017	5,000	5,112
Series 1022, Class J
6.000%, 12/15/2020	30	30
Series 2738, Class UA
3.570%, 12/15/2023	640	641
Series 2589, Class GK
4.000%, 03/15/2026	51	50
Federal National Mortgage Association
Series 1992-150, Class MA
5.500%, 09/25/2022	79	84
Series 2004-90, Class GA
4.350%, 03/25/2034	2,715	2,771
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $11,203)		11,656

Short -Term Investments - 6.7%	SHARES
Money Market Fund - 5.4%
First American Prime Obligations Fund, Class Z ±	17,225,460	17,225

U.S. Treasury Obligations - 1.3%	PAR
U.S. Treasury Bills ☐
0.700%, 04/02/2009	$360	360
0.189%, 04/09/2009	1,145	1,145
0.375%, 09/24/2009	2,140	2,137
0.460%, 10/22/2009	635	633
		4,275

Total Short -Term Investments
(Cost $21,497)		21,500
	SHARES
Investment Purchased with Proceeds from Securities Lending - 2.6%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $8,260)	8,259,581	8,260
Total Investments Ө - 102.8%
(Cost $354,151)		331,275
Other Assets and Liabilities, Net - (2.8)%		(9,015)
Total Net Assets - 100.0%		$322,260

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

■
Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2009, the value of these investments was $27,637 or 8.6% of total net assets.

r	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2009.
¥
Illiquid security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2009, the value of these investments were $4,331 or 1.3% of total net assets:

			Dates
	Security	Par	Acquired	Cost Basis
	Commericial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	$1,242	02/07	$ 1,207
	Equivantage Home Equity Loan Trust, Series 1996-1, Class A	34	02/99	35
	Equivantage Home Equity Loan Trust, Series 1996-4, Class A	206	01/00	202
	Green Tree Financial, Series 2008-MH1, Class A1	816	09/08	787
	IMC Home Equity Loan Trust, Series 1998-3, Class A7	1,438	10/02	1,512
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1	1,855	08/07	1,781

▼	This security or a portion of this security is out on loan at March 31, 2009. Total loaned securities had a value of $8,104 at March 31, 2009.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of March 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan ) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $354,151. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$3,913
	Gross unrealized depreciation	(26,789)
	Net unrealized depreciation	$ (22,876)

REIT- Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	June 2009	7	$ 485	$ 30
Canadian Dollar Currency Futures	June 2009	6	476	4
U.S. Treasury 2 Year Note Futures	June 2009	423	92,168	435
U.S. Treasury 5 Year Note Futures	June 2009	(64)	(7,601)	(113)
U.S. Treasury 10 Year Note Futures	June 2009	10	1,241	41
U.S. Treasury Long Bond Futures	June 2009	(28)	(3,632)	(92)
				$ 305

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues - Buy Protection[1]
				Implied
	Reference	Pay	Expiration	Credit Spread	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	at March 31, 2009[3]	Amount[4]	Appreciation

JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.259%	$ 700	$ 17

Credit Default Swaps on Credit Indices - Sell Protection[2]

	Reference	Receive	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[4]	Depreciation

Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$ 11,000	$ (405)
JPMorgan	Dow Jones CDX IG7 Index	0.250%	12/20/2009	24,400	(786)
JPMorgan	Dow Jones iTRAXX Asia ex-Japan Index	6.500%	06/20/2013	600	(120)
UBS	Dow Jones iTRAXX Asia ex-Japan Index	6.500%	06/20/2013	1,700	(383)
UBS	Markit ABX AAAO71 Index	0.090%	08/25/2037	1,900	(424)
					$(2,118)

1If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

2If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3]Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity.

[4]The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

	Floating
	Rate	Pay/Receive		Expiration	Notional	Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	Depreciation

UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	$ 2,000	$ (205)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open-end funds and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are asset-backed securities, corporate bonds, collateralized mortgage obligations, mortgage-backed securities, U.S. government and agency securities, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments (or other investments).  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 25,485	$ 305
	Level 2 - Other significant observable inputs	295,885	(2,306)
	Level 3 - Significant unobservable inputs	9,905	—
	Total	$ 331,275	$ (2,001)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Balance as of June 30, 2008	$ 12,409	$ —
	Accrued discounts/ premiums	—	—
	Realized gain (loss)	(29)	—
	Change in net unrealized appreciation (depreciation)	(504)	—
	Net purchases (sales)	(1,971)	—
	Transfers in and/or out of Level 3	—	—
	Balance as of March 31, 2009	$ 9,905	$ —

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund

DESCRIPTION	PAR	VALUEs

Corporate Bonds - 52.1%
Banking - 10.8%
Bank of America
5.750%, 12/01/2017	$1,460	$1,226
5.650%, 05/01/2018	2,110	1,760
8.000%, 12/29/2049 r	12,355	4,948
Citigroup
6.125%, 11/21/2017	2,360	2,046
6.875%, 03/05/2038	2,550	2,223
8.400%, 04/29/2049 r	3,085	1,743
Citigroup Capital XXI
8.300%, 12/21/2057 r	10,465	5,039
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	4,105	3,919
HSBC Holdings
6.800%, 06/01/2038	3,020	2,568
JPMorgan Chase
Series 1
7.900%, 04/29/2049 r	15,535	9,983
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	8,390	5,387
Key Bank
7.413%, 05/06/2015	1,485	1,354
Keycorp
6.500%, 05/14/2013	450	439
Lloyds
6.267%, 12/31/2049 r■Æ	3,260	701
National City Preferred Capital Trust I
12.000%, 12/29/2049 r	2,060	1,414
PNC Financial Services
8.250%, 05/29/2049 r	3,510	1,718
Sovereign Bank
8.750%, 05/30/2018	2,350	1,892
UBS Preferred Funding Trust V
6.243%, 05/29/2049 r	4,265	1,165
Wells Fargo Bank
5.950%, 08/26/2036	710	524
Series K
7.980%, 02/28/2049 r	8,585	4,035
Wells Fargo Capital X
5.950%, 12/15/2036	945	638
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 r	13,650	6,502
		61,224
Basic Industry - 4.4%
Arcelormittal
5.375%, 06/01/2013	3,145	2,441
6.125%, 06/01/2018	3,155	2,283
Berry Plastics
9.503%, 02/15/2015 r	1,750	1,269
BHP Billiton Finance
6.500%, 04/01/2019	1,425	1,444
Braskem Finance
7.250%, 06/05/2018 ▼■Æ	1,470	1,073
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010	1,500	1,557
FMG Finance
10.000%, 09/01/2013 ■Æ	1,130	961
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,595	1,491
Georgia-Pacific
7.125%, 01/15/2017 ■	1,200	1,110
Griffin Coal Mining
9.500%, 12/01/2016 ■Æ	1,100	388
International Paper
8.700%, 06/15/2038	1,545	1,027
Noble Group Limited
6.625%, 03/17/2015 ■Æ	1,385	900
Nova Chemicals
6.500%, 01/15/2012 Æ	1,175	1,022
Rio Tinto Financial U.S.A.
6.500%, 07/15/2018	2,325	2,035
Southern Copper
7.500%, 07/27/2035	1,265	917
Teck Cominco Limited
6.125%, 10/01/2035 Æ	1,575	772
USG
7.750%, 01/15/2018	1,150	702
U.S. Steel
7.000%, 02/01/2018	2,250	1,535
Vale Overseas
6.250%, 01/11/2016	1,020	1,030
Vedanta Resources
9.500%, 07/18/2018 ■Æ	1,400	882
		24,839
Brokerage - 5.1%
Goldman Sachs Capital II
5.793%, 12/29/2049 r	8,975	3,737
Goldman Sachs Group
6.150%, 04/01/2018	6,140	5,608
6.750%, 10/01/2037	6,085	4,116
Merrill Lynch
5.450%, 02/05/2013	2,490	2,041
6.050%, 05/16/2016	6,235	3,824
Morgan Stanley
5.375%, 10/15/2015	3,895	3,519
Series MTN
6.625%, 04/01/2018	6,625	6,317
		29,162
Capital Goods - 0.8%
Caterpillar Financial
Series MTN
7.150%, 02/15/2019	2,550	2,332
Martin Marietta Material
6.600%, 04/15/2018	850	706
Siemens Financiering
6.125%, 08/17/2026 ■	1,350	1,329
		4,367
Communications - 5.4%
AT&T
5.800%, 02/15/2019	2,205	2,159
6.550%, 02/15/2039	3,010	2,730
British Sky Broadcasting
6.100%, 02/15/2018 ■	1,975	1,719
British Telecom
5.950%, 01/15/2018	2,050	1,668
Comcast
6.300%, 11/15/2017	735	715
6.400%, 05/15/2038	1,630	1,422
Deutsche Telekom
8.250%, 06/15/2030	2,235	2,388
DirecTV Holdings
7.625%, 05/15/2016	1,265	1,240
Embarq
7.082%, 06/01/2016	1,545	1,390
News America
6.650%, 11/15/2037	4,800	3,597
Rogers Communications
6.800%, 08/15/2018	1,870	1,869
Telefonica Emisiones
7.045%, 06/20/2036	2,475	2,543
Time Warner Cable
7.300%, 07/01/2038	1,180	1,066
Verizon Communications
6.900%, 04/15/2038	3,620	3,501
Vimpelcom
8.250%, 05/23/2016 ■Æ	550	336
Vodafone Group
6.150%, 02/27/2037	2,470	2,329
		30,672
Consumer Cyclical - 2.0%
Galaxy Entertainment
9.875%, 12/15/2012 ■Æ	575	379
Home Depot
5.875%, 12/16/2036	1,540	1,091
Mohawk Industries
6.125%, 01/15/2016	1,675	1,234
Rite Aid
7.500%, 03/01/2017	595	306
Royal Caribbean Cruises
7.000%, 06/15/2013 Æ	500	281
Shimao Property Holdings
8.000%, 12/01/2016 ■Æ	620	335
Target
7.000%, 01/15/2038	3,875	3,630
Viacom
6.875%, 04/30/2036	1,975	1,441
Whirlpool
Series MTN
5.500%, 03/01/2013	2,920	2,404
		11,101
Consumer Non Cyclical - 3.9%
Altria Group
9.950%, 11/10/2038	2,625	2,619
Anheuser-Busch InBev
8.200%, 01/15/2039 ■	2,135	2,095
Constellation Brands
7.250%, 05/15/2017	1,000	950
CVS Caremark
6.302%, 06/01/2037 r	2,660	1,596
Fisher Scientific International
6.750%, 08/15/2014	785	791
HCA
9.250%, 11/15/2016	1,215	1,106
Kraft Foods
6.500%, 08/11/2017	3,100	3,192
Roche Holdings
6.000%, 03/01/2019 ■	4,190	4,313
7.000%, 03/01/2039 ■	1,770	1,852
Smithfield Foods
7.000%, 08/01/2011	2,200	1,694
UnitedHealth Group
6.875%, 02/15/2038	1,970	1,747
		21,955
Electric - 3.2%
Dynegy Holdings
7.750%, 06/01/2019	1,190	773
Energy Future Holdings
10.875%, 11/01/2017	2,480	1,600
ISA Capital Brasil
8.800%, 01/30/2017 ■Æ	1,150	1,029
Majapahit Holding
7.750%, 10/17/2016 ■Æ	1,850	1,360
MidAmerican Energy Holdings
6.125%, 04/01/2036	2,630	2,332
Ohio Power
Series K
6.000%, 06/01/2016	1,685	1,620
Oncor Electric Delivery
7.000%, 05/01/2032	2,210	1,985
Pacific Gas & Electric
6.050%, 03/01/2034	1,590	1,556
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ▼■	2,455	2,217
Transalta
6.650%, 05/15/2018	2,305	2,057
Virginia Electric Power
5.950%, 09/15/2017	1,550	1,614
		18,143
Energy - 4.3%
Canadian National Resources
5.900%, 02/01/2018	1,370	1,227
Chesapeake Energy
9.500%, 02/15/2015	1,385	1,347
ConocoPhillips
6.500%, 02/01/2039	3,915	3,819
Encana
6.500%, 02/01/2038	1,495	1,285
Gazprom International
7.201%, 02/01/2020 ■	751	655
Lukoil International Finance
6.356%, 06/07/2017 ■	670	502
6.656%, 06/07/2022 ■	2,585	1,887
Marathon Oil
5.900%, 03/15/2018	1,175	1,073
Mariner Energy
7.500%, 04/15/2013	1,330	984
Nabors Industries
9.250%, 01/15/2019 ■	1,455	1,380
Nexen
6.400%, 05/15/2037	2,240	1,589
Petro-Canada
6.800%, 05/15/2038	1,570	1,179
Pioneer Natural Resource
6.650%, 03/15/2017	1,445	1,096
Suncor Energy
6.100%, 06/01/2018	1,700	1,450
Tengizchevroil Finance
6.124%, 11/15/2014 ■	1,016	803
Tesoro
6.625%, 11/01/2015	1,315	1,039
Weatherford International
7.000%, 03/15/2038	1,260	916
Whiting Petroleum
7.000%, 02/01/2014	1,115	836
XTO Energy
6.375%, 06/15/2038	1,640	1,461
		24,528
Finance - 3.5%
American Express Credit
Series C
7.300%, 08/20/2013	2,470	2,293
Capital One Financial
6.150%, 09/01/2016	2,265	1,434
CIT Group
5.650%, 02/13/2017	1,735	1,005
Countrywide Financial
6.250%, 05/15/2016	2,885	2,400
Credit Agricole
6.637%, 05/29/2049 r■	2,190	658
General Electric Capital
Series MTN
6.875%, 01/10/2039	2,690	2,194
ILFC E-Capital Trust I
5.900%, 12/21/2065 r■	2,815	425
International Lease Finance
6.375%, 03/25/2013	2,615	1,445
Janus Capital Group
6.700%, 06/15/2017	1,700	843
Rockies Express Pipeline
7.500%, 07/15/2038 ■	1,760	1,657
RSHB Capital
7.750%, 05/29/2018 ■	2,120	1,512
SLM
Series MTN
5.400%, 10/25/2011	1,935	1,199
Transcapitalinvest
5.670%, 03/05/2014 ■	3,490	2,809
		19,874
Insurance - 2.7%
Allied World Assurance
7.500%, 08/01/2016	3,070	1,953
American International Group
8.175%, 05/15/2058 r■	5,405	461
Chubb
5.750%, 05/15/2018	4,440	4,384
Genworth Financial
Series MTN
6.515%, 05/22/2018	2,640	848
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,275	1,854
Liberty Mutual Group
7.000%, 03/15/2037 r■	1,705	615
Metlife
7.717%, 02/15/2019	1,135	1,018
MetLife Capital Trust IV
7.875%, 12/15/2037 ■	2,220	1,177
Prudential Financial
5.500%, 03/15/2016	1,650	1,012
ZFS Finance USA Trust V
6.500%, 05/09/2037 r■	5,495	2,253
		15,575
Natural Gas - 0.7%
Enterprise Products
8.375%, 08/01/2066	860	576
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	1,920	1,643
NGPL Pipeco
7.119%, 12/15/2017 ■	1,585	1,453
Southern Union
7.200%, 11/01/2066	545	273
		3,945
Other Utility - 0.3%
American Water Capital
6.085%, 10/15/2017	1,730	1,615

Real Estate - 1.7%
Agile Property Holdings - REIT
9.000%, 09/22/2013 ■Æ	1,715	1,235
Greentown China Holdings - REIT
9.000%, 11/08/2013 ■Æ	1,685	876
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	5,200	3,621
iStar Financial - REIT
8.625%, 06/01/2013	1,950	624
Lippo Karawaci Finance
8.875%, 03/09/2011 Æ	1,000	670
Prologis 2006 - REIT
5.750%, 04/01/2016	3,395	1,866
Simon Property Group - REIT
10.350%, 04/01/2019	820	797
		9,689
Technology - 1.4%
Chartered Semiconductor
6.375%, 08/03/2015 Æ	590	338
Computer Sciences
6.500%, 03/15/2018 ■	2,485	2,356
Jabil Circuit
5.875%, 07/15/2010	980	936
LG Electronics
5.000%, 06/17/2010 ■¥	785	743
National Semiconductor
6.600%, 06/15/2017	3,245	2,137
NXP BV/NXP Funding
9.500%, 10/15/2015 Æ	980	108
Seagate Technology
6.375%, 10/01/2011 Æ	1,035	755
6.800%, 10/01/2016 Æ	765	444
Spansion
5.345%, 06/01/2013 ■è	500	112
		7,929
Transportation - 1.9%
Canadian Pacific Railroad
6.500%, 05/15/2018	4,880	4,390
CSX
7.375%, 02/01/2019	2,325	2,154
Erac USA Finance
6.375%, 10/15/2017 ■	1,915	1,233
Union Pacific
6.125%, 02/15/2020	3,175	3,090
		10,867
Total Corporate Bonds
(Cost $392,393)		295,485

U.S. Government Agency Mortgage-Backed Securities - 21.6%
Adjustable Rate r - 2.1%
Federal Home Loan Mortgage Corporation Pool
6.052%, 10/01/2029, #1L0117	761	781
5.602%, 07/01/2030, #847240	850	858
5.140%, 05/01/2033, #847411	585	590
5.769%, 07/01/2036, #1K1238	2,557	2,642
Federal National Mortgage Association Pool
5.085%, 09/01/2033, #725553	352	354
5.199%, 01/01/2035, #745548	832	841
5.310%, 12/01/2035, #850865	5,550	5,735
		11,801
Fixed Rate - 19.5%
Federal Home Loan Mortgage Corporation Pool
6.500%, 07/01/2031, #A17212	2,163	2,299
7.000%, 08/01/2037, #H09059	4,172	4,385
Federal National Mortgage Association Pool
5.500%, 02/01/2025, #255628	2,140	2,234
5.500%, 10/01/2025, #255956	10,320	10,745
5.500%, 03/01/2027, #256640	7,604	7,920
6.000%, 04/01/2032, #745101	739	764
5.500%, 06/01/2033, #843435	944	984
5.000%, 03/01/2034, #725205	1,049	1,086
5.000%, 03/01/2034, #725250	944	978
6.000%, 03/01/2034, #745324	1,421	1,494
4.500%, 04/01/2034 «	24,760	25,302
5.500%, 09/01/2034, #725773	1,592	1,657
6.500%, 04/01/2036, #831377	1,092	1,152
6.500%, 04/01/2036, #852909	684	722
6.500%, 07/01/2036, #831683	1,692	1,784
6.500%, 08/01/2036, #893318	1,600	1,698
6.500%, 09/01/2036, #897129	6,760	7,130
6.000%, 09/01/2037, #256890	2,571	2,675
5.000%, 04/01/2038 «	16,960	17,501
5.500%, 04/14/2038 «	6,635	6,886
6.000%, 04/14/2038 «	10,540	11,008
		110,404

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $118,905)		122,205

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 16.1%
Adjustable Rate r - 4.7%
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.337%, 10/25/2034	8,565	5,034
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	1,322	846
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.665%, 12/20/2046	3,758	1,213
Countrywide Home Loans
Series 2004-2, Class 2A1
5.296%, 02/25/2034	1,453	1,218
Series 2006-HYB5, Class 3A1A
6.041%, 09/20/2036	6,454	2,515
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.903%, 01/25/2035	2,041	545
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.706%, 03/19/2036	6,121	2,229
Series 2007-4, Class 2A1
0.686%, 07/19/2047	6,000	2,332
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.444%, 03/25/2035	754	347
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.802%, 04/25/2047	2,625	1,433
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
5.090%, 02/25/2034	3,330	2,760
Series 2006-A7, Class 3A4
5.962%, 01/25/2037	2,554	496
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.891%, 08/25/2036	2,576	1,624
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.995%, 10/20/2035	941	639
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR10, Class 2A5
4.111%, 06/25/2035	1,020	961
Series 2006-AR1, Class 2A2
5.570%, 03/25/2036	3,246	2,414
		26,606
Fixed Rate - 11.4%
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.474%, 04/25/2037	2,297	1,270
Chase Mortgage Finance
Series 2003-S11, Class 1A1
5.000%, 10/25/2033	2,280	2,010
Series 2003-S13, Class A16
5.000%, 11/25/2033	6,971	6,634
Chaseflex Trust
Series 2005-2, Class 4A1
5.000%, 05/25/2020	4,213	3,737
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	525	475
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	1,030	913
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	1,277	1,133
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,928	1,269
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	6,903	3,896
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	1,484	1,325
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021	4,820	3,579
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	94	93
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.931%, 03/25/2043	2,847	2,449
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.725%, 05/25/2035	2,253	1,245
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030	2,596	2,514
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.553%, 07/25/2047	5,985	4,632
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034	2,321	2,050
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035	2,448	1,795
Series 2006-QS4, Class A9
6.000%, 04/25/2036	8,071	3,990
Washington Mutual Mortgage Pass-Through Certificates
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	1,649	1,547
Series 2004-RA3, Class 2A
6.609%, 08/25/2038	1,900	1,849
Series 2007-2, Class 3A1
5.500%, 04/25/2022	4,222	3,768
Wells Fargo Mortgage Backed Securities Trust
Series 2005-3, Class A9
5.500%, 05/25/2035	4,153	3,390
Series 2005-13, Class A1
5.000%, 11/25/2020	795	760
Series 2007-10, Class 1A1
6.000%, 07/25/2037	5,990	3,800
Series 2007-13, Class A8
6.000%, 09/25/2037	5,454	4,278
		64,401
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $130,069)		91,007

Asset Backed Securities - 15.9%
Automotive - 1.2%
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■	7,690	6,646

Credit Cards - 1.5%
American Express Issuance Trust
Series 2005-1, Class C
0.791%, 08/15/2011 r	2,250	1,612
Discover Card Master Trust I
Series 2003-4, Class B2
0.986%, 05/15/2013	380	270
Series 2005-4, Class B1
0.806%, 06/18/2013	790	549
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,655	3,176
Series 2007-C1, Class C1
0.775%, 01/15/2013 r	2,370	1,593
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.855%, 05/15/2014 r■¥	2,150	1,549
		8,749
Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 ■¥	159	137

Manufactured Housing - 0.6%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027 r	223	189
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■¥	2,522	2,213
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	725	703
		3,105
Other - 12.6%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.741%, 05/10/2045 r	785	582
Series 2005-5, Class AM
5.176%, 10/10/2045 r	4,445	2,206
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 r	4,765	3,745
Series 2007-PW18, Class AJ
6.413%, 06/11/2050 r	2,335	613
Series 2007-T28, Class D
6.177%, 09/11/2042 r■	1,780	217
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 r	1,595	379
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,360	1,090
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A,
4.018%, 03/03/2041 ■¥	2,185	1,377
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	1,805	1,531
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	3,920	3,685
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	7,405	6,960
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	730	716
Series 2005-GG5, Class A2
5.117%, 04/10/2037	3,805	3,411
Series 2005-GG5, Class A5
5.224%, 04/10/2037 r	4	3
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 r	4,810	1,239
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038 r	4,450	4,057
Series 2006-GG8, Class A2
5.479%, 11/10/2039	9,940	8,773
Series 2006-GG8, Class A4
5.560%, 11/10/2039	3,135	2,354
Series 2006-RR2, Class A1
5.816%, 06/23/2046 r■¥	1,515	333
Series 2007-GG10, Class A4
5.993%, 08/10/2045 r	11,005	7,510
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 r	1,490	475
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 r	2,085	480
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class A2
5.103%, 11/15/2030	2,500	2,310
Series 2007-C7, Class AM
6.166%, 09/15/2045	3,160	1,427
Series 2008-C1, Class AJ
6.149%, 04/15/2041 r	1,585	491
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.305%, 07/12/2038 r	1,730	520
Series 2005-LC1, Class AM
5.264%, 01/12/2044 r	3,500	1,555
Series 2008-C1, Class A4
5.690%, 02/12/2051	8,395	5,317
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
6.156%, 08/12/2049 r	4,400	1,844
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	5,112	4,432
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r	745	244
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r	705	228
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
6.100%, 02/15/2051 r	2,745	566
Series 2007-C34, Class AJ
5.952%, 05/15/2046 r	2,905	581
		71,251
Total Asset Backed Securities
(Cost $130,424)		89,888

Preferred Stocks - 0.4%	SHARES
Banking - 0.2%
Bank of America
Series MER ▼	98,700	1,031
Insurance - 0.2%
Aspen Insurance Holdings
Series A	84,500	1,135
Sovereign - 0.0%
Fannie Mae
Series S	217,000	154
Total Preferred Stocks
(Cost $9,718)		2,320

Municipal Bond - 0.3%	PAR
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 ¥
(Cost $1,695)	$1,695	1,602

Convertible Securities - 0.2%
Communications - 0.1%
Central European Media Entertainment
3.500%, 03/15/2013 ■Æ	975	491
Energy - 0.1%
Headwaters
2.875%, 06/01/2016 ¥	1,925	549
(Cost $2,174)		1,040

U.S. Government & Agency Securities - 0.1%
U.S. Treasuries - 0.1%
U.S. Treasury Bonds
4.500%, 05/15/2038
(Cost $390)	340	397

Options Purchased - 0.0%	CONTRACTS
Call Options Purchased - 0.0%
US 10 Year Note Future, May 2009
Futures Call
Expires 04/24/2009
Exercise Price $124.000	152	168
US 10 Year Note Future, May 2009
Futures Call
Expires 04/24/2009
Exercise Price $126.000	130	49
Total Purchased Options
(Cost $184)		217

Short -Term Investments - 5.3%	SHARES
Money Market Fund - 1.6%
First American Prime Obligations Fund, Class Z±	9,140,042	9,140

U.S. Treasury Obligations - 3.7%	PAR
U.S. Treasury Bills ☐
0.354%, 04/09/2009	$6,365	6,364
0.190%, 06/24/2009	280	280
0.375%, 09/24/2009	8,840	8,824
0.460%, 10/22/2009	5,535	5,521
		20,989
Total Short -Term Investments
(Cost $30,096)		30,129

Investment Purchased with Proceeds from Securities Lending - 1.1%
Mount Vernon Securities Lending Prime Portfolio †	SHARES
(Cost $6,381)	6,381,478	6,381

Total Investments Ө - 113.1%
(Cost $822,429)		640,671
Other Assets and Liabilities, Net - (13.1)%		(74,301)
Total Net Assets - 100.0%		$566,370

s
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

r	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2009.
▼	This security or a portion of this security is out on loan at March 31, 2009. Total loaned securities had a value of $6,254 at March 31, 2009.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2009, the value of these investments was $65,960 or 11.6% of total net assets.

Æ	Represents a foreign high yield (non-investment grade) U.S. dollar denominated security. On March 31, 2009, the value of these investments was $15,336, which represents 2.7% of total net assets.
«	Security purchased on a when-issued basis. On March 31, 2009, the total cost of investments purchased on a when-issued basis was $60,697 or 10.7% of total net assets.
¥
Illiquid security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2009, the value of these investments was $8,503 or 1.5% of total net assets:

				Dates
	Security		Par	Acquired	Cost Basis
	Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A		$ 2,185	2/07	$ 2,124
	Green Tree Financial, Series 2008-MH1, Class A1		2,522	9/08	2,434
	GRMT Mortgage Loan Trust, Series 2001-1A, Class M1		159	5/01	159
	GS Mortgage Securities II, Series 2006-RR2, Class A1		1,515	7/06	1,486
	Headwaters		1,925	7/07-2/08	1,690
	LG Electronics		785	6/05	781
	Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B		1,695	6/06	1,695
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1		2,150	8/07	2,064

è	Security in default at March 31, 2009.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of March 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $822,429.  The approximate aggregate gross unrealized appreciation and depreciation of investments,  based on this cost, were as follows:

	Gross unrealized appreciation	$7,679
	Gross unrealized depreciation	(189,437)
	Net unrealized depreciation	$(181,758)

REIT-	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	June 2009	130	$ 9,001	$ 559
Canadian Dollar Currency Futures	June 2009	117	9,291	87
Eurodollar 90 Day Futures	March 2010	426	420,462	45
Eurodollar 90 Day Futures	June 2010	134	132,050	82
Eurodollar 90 Day Futures	December 2009	143	141,220	(20)
U.S. Treasury 2 Year Note Futures	June 2009	(193)	(42,053)	(196)
U.S. Treasury 5 Year Note Futures	June 2009	308	36,580	540
U.S. Treasury 10 Year Note Futures	June 2009	(101)	(12,532)	(2)
U.S. Treasury Long Bond Futures	June 2009	(349)	(45,266)	(1,118)
				$ (23)

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues -
Buy Protection[1]				Implied Credit
	Reference	Pay	Expiration	Spread at	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	March 31, 2009[3]	Amount[4]	Appreciation

JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.259%	$ 2,700	$ 65

Credit Default Swaps on Credit Indices -
Sell Protection[2]					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$ 52,700	$ (1,930)
JPMorgan	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	21,000	(419)
JPMorgan	Dow Jones CDX HY11 Index	5.000%	12/20/2013	6,816	(64)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	9,600	(1,919)
UBS	Dow Jones CDX IG11 Index	1.500%	12/20/2013	25,600	330
UBS	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	13,200	(2,739)
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	6,450	(1,442)
					$ (8,183)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2] If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3] Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity.

[4] The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	$ 5,000	$ (512)
UBS	3-Month LIBOR	Receive	2.610%	01/12/2019	19,000	412
						$ (100)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks, open-end funds, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, collateralized mortgage obligations, convertible bonds, municipal bonds, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

	As of March 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 17,841	$(23)
	Level 2 - Other significant observable inputs	617,435	(8,218)
	Level 3 - Significant unobservable inputs	5,395	—
	Total	$ 640,671	$(8,241)

	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Balance as of June 30, 2008	$ 8,784	$—
	Accrued discounts/ premiums	—	—
	Realized gain (loss)	(174)	—
	Change in net unrealized appreciation (depreciation)	(1,396)	—
	Net purchases (sales)	(1,819)	—
	Transfers in and/or out of Level 3	—	—
	Balance as of March 31, 2009	$ 5,395	$—

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund

DESCRIPTION	PAR	VALUE s

U.S. Government Agency Mortgage-Backed Securities - 92.6%
Adjustable Rate r - 6.1%
Federal Home Loan Mortgage Corporation Pool
5.570%, 05/01/2037, #1H1396	$2,471	$2,541
Federal National Mortgage Association Pool
5.453%, 03/01/2037, #914224	2,293	2,371
5.468%, 04/01/2037, #913187	2,114	2,130
		7,042

Fixed Rate - 86.5%
Federal Home Loan Mortgage Corporation Pool
7.000%, 07/01/2011, #E20252	9	9
7.500%, 09/01/2012, #G10735	56	59
6.000%, 10/01/2013, #E72802	118	123
5.500%, 01/01/2014, #E00617	449	466
7.000%, 09/01/2014, #E00746	78	82
6.000%, 09/01/2022, #C90580	668	704
6.500%, 01/01/2028, #G00876	279	297
6.500%, 11/01/2028, #C00676	623	663
7.500%, 01/01/2030, #C35768	36	39
6.500%, 03/01/2031, #G01244	482	514
5.000%, 09/01/2033, #C01622	1,700	1,760
6.000%, 08/01/2036, #A51416	946	990
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	5	5
7.000%, 11/01/2011, #349630	2	2
7.000%, 11/01/2011, #351122	7	7
6.000%, 04/01/2013, #425550	74	78
6.500%, 08/01/2013, #251901	59	62
6.000%, 11/01/2013, #556195	88	93
7.000%, 10/01/2014, #252799	53	55
5.500%, 04/01/2016, #580516	446	469
6.500%, 07/01/2017, #254373	561	588
7.000%, 07/01/2017, #254414	557	589
5.500%, 12/01/2017, #673010	430	451
5.500%, 04/01/2018, #695765	492	517
4.500%, 05/01/2018, #254720	2,024	2,099
5.500%, 09/01/2019, #725793	2,395	2,511
6.000%, 12/01/2021, #254138	372	393
6.000%, 01/01/2022, #254179	492	519
6.500%, 06/01/2022, #254344	458	486
6.000%, 10/01/2022, #254513	542	572
5.500%, 10/01/2025, #255956	2,749	2,862
7.000%, 12/01/2027, #313941	315	340
7.000%, 09/01/2031, #596680	751	801
6.500%, 12/01/2031, #254169	683	721
6.000%, 04/01/2032, #745101	2,426	2,509
6.500%, 06/01/2032, #596712	1,876	1,976
6.500%, 07/01/2032, #545759	975	1,034
7.000%, 07/01/2032, #545815	196	211
6.000%, 08/01/2032, #656269	628	649
5.500%, 03/01/2033, #689109	2,030	2,116
5.500%, 04/01/2033, #703392	2,379	2,479
5.500%, 05/01/2033, #704523	1,609	1,677
5.500%, 06/01/2033, #843435	1,761	1,836
5.500%, 07/01/2033, #726520	2,293	2,390
5.500%, 07/01/2033, #728667	1,238	1,291
4.500%, 08/01/2033, #555680	1,749	1,793
5.000%, 08/01/2033, #736158	2,297	2,377
5.000%, 09/01/2033, #734566	2,429	2,515
5.000%, 10/01/2033, #747533	2,287	2,368
5.500%, 11/01/2033, #555967	2,477	2,582
6.000%, 01/01/2034, #763687	1,970	2,065
6.000%, 03/01/2034, #745324	2,109	2,218
4.500%, 04/01/2034 «	4,870	4,977
5.000%, 05/01/2034, #780889	3,160	3,268
6.500%, 06/01/2034, #735273	1,350	1,432
4.500%, 09/01/2034, #725866	1,072	1,098
5.000%, 07/01/2035, #826305	2,669	2,760
5.000%, 03/01/2036, #745336	2,368	2,449
7.000%, 06/01/2037, #928519	4,170	4,441
6.000%, 09/01/2037, #952452	819	857
5.000%, 04/01/2038 «	6,535	6,743
5.500%, 04/14/2038 «	4,170	4,328
6.000%, 04/14/2038 «	2,365	2,470
6.500%, 04/01/2039 «	7,180	7,561
Government National Mortgage Association Pool
9.000%, 11/15/2009, #359559	3	3
8.000%, 10/15/2010, #414750	5	5
7.500%, 12/15/2022, #347332	59	63
7.000%, 09/15/2027, #455304	17	18
6.500%, 07/15/2028, #780825	496	529
6.500%, 08/20/2031, #003120	187	199
7.500%, 12/15/2031, #570134	151	162
6.000%, 09/15/2034, #633605 ▼	1,831	1,921
		99,296

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $103,099)		106,338

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 14.3%
Adjustable Rate r - 2.1%
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.665%, 12/20/2046	902	291
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.706%, 03/19/2036	900	328
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.397%, 02/25/2033	203	176
Series 2006-AR1, Class 2A2
5.570%, 03/25/2036	1,711	1,272
Series 2006-AR14, Class 2A3
6.132%, 10/25/2036	574	324
		2,391

Fixed Rate - 12.2%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	912	490
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.474%, 04/25/2037	831	460
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,072	959
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	1,221	689
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	1,419	1,310
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.931%, 03/25/2043	943	812
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.725%, 05/25/2035	1,352	747
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030	446	432
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.553%, 07/25/2047	778	602
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	603	468
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034	1,649	1,457
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018	781	583
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	2,477	2,085
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,178	1,063
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-2, Class 3A1
5.500%, 04/25/2022	428	382
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.464%, 04/25/2033	1,416	575
Wells Fargo Mortgage Backed Securities Trust
Series 2007-9, Class 1A4
5.500%, 07/25/2037	600	301
Series 2007-10, Class 1A1
6.000%, 07/25/2037	892	566
		13,981

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $22,781)		16,372

Asset-Backed Securities - 7.3%
Credit Cards - 0.7%
American Express Issuance Trust
Series 2005-1, Class C
0.791%, 08/15/2011 r	355	255
Discover Card Master Trust
Series 2007-C1, Class C1
0.775%, 01/15/2013 r	375	252
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.855%, 05/15/2014 r■¥	375	270
		777

Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 ¥	53	46

Manufactured Housing - 0.4%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	432

Other - 6.2%
Banc of America Commercial Mortgage
Series 2005-5, Class AM
5.176%, 10/10/2045	610	303
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
6.177%, 09/11/2042 r■	285	35
Series 2007-PW18, Class AJ
6.413%, 06/11/2050	320	84
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,000	720
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,470	1,057
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 r	800	206
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	2,000	1,765
Series 2007-GG10, Class A4
5.993%, 08/10/2045 r	3,000	2,047
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 r	255	81
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 r	505	116
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class AJ
6.149%, 04/15/2041 r	495	153
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.305%, 07/12/2038 r	285	86
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
6.156%, 08/12/2049 r	600	252
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r	120	39
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r	110	36
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.952%, 05/15/2046 r	455	91
Series 2007-C33, Class AJ
6.100%, 02/15/2051 r	445	92
		7,163
Total Asset-Backed Securities
(Cost $14,157)		8,418

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.5%
Fixed Rate - 2.5%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	149	152
Federal National Mortgage Association
Series 2004-29, Class WG
4.500%, 05/25/2019	2,000	1,985
Series 2002-W1, Class 2A
7.500%, 02/25/2042	680	728
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $2,764)		2,865

Short-Term Investments - 6.3%	SHARES
Money Market Fund - 5.5%
First American Government Obligations Fund, Class Z ±	6,277,174	6,277
U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills ☐	PAR
0.180%, 04/09/2009	$545	545
0.375%, 09/24/2009	425	424
		969
Total Short-Term Investments
(Cost $7,247)		7,246
Investment Purchased with Proceeds from Securities Lending - 1.7%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $1,960)	1,959,529	1,960
Total Investments Ө - 124.7%
(Cost $152,008)		143,199
Other Assets and Liabilities, Net - (24.7)%		(28,337)
Total Net Assets - 100.0%		$114,862

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2009, the fund held no fair valued securities.

r	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2009.
«	Security purchased on a when-issued basis. On March 31, 2009, the total cost of investments purchased on a when-issued basis was $26,079 or 22.7% of total net assets.
▼	This security or a portion of this security is out on loan at March 31, 2009. Total loaned securities had a value of $1,921 at March 31, 2009.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2009, the value of these investments was $305 or 0.2% of total net assets.

¥
Illiquid security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2009, the value of these investments was $316 or 0.3% of total net assets.

			Dates
	Security	Par	Acquired	Cost Basis
	GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	$53	9/02	$ 54
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1	375	8/07	360

±	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of March 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

Ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $152,008. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$3,417
	Gross unrealized depreciation	(12,226)
	Net unrealized depreciation	$ (8,809)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)
U.S. Treasury 2 Year Note Futures	June 2009	9	$ 1,961	$ 6
U.S. Treasury 5 Year Note Futures	June 2009	26	3,088	37
U.S. Treasury 10 Year Note Futures	June 2009	(95)	(11,787)	(326)
U.S. Treasury Long Bond Futures	June 2009	(6)	(778)	(19)
				$(302)

Credit Default Swap Agreements

Credit Default Swaps on Credit Indices -
Sell Protection[1]

	Reference	Receive	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[2]	Depreciation
Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$ 300	$(11)
JPMorgan	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	1,600	(32)
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	850	(190)
					$(233)

[1] If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2] The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)
JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	$ 1,000	$ 87
UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	2,000	168
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	1,000	(102)
						$ 153

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open -end funds and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are  mortgage-backed securities,  collateralized mortgage obligations, asset-backed securities, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

	As of March 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 8,237	$(302)
	Level 2 - Other significant observable inputs	134,962	(80)
	Level 3 - Significant unobservable inputs	—	—
	Total	$ 143,199	$(382)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   May 26, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   May 26, 2009